THE PRUDENTIAL SERIES FUND, INC.
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      CONSERVATIVE BALANCED PORTFOLIO                       PROSPECTUS

        DIVERSIFIED BOND PORTFOLIO                          April 30, 2000

             EQUITY PORTFOLIO

          EQUITY INCOME PORTFOLIO

        FLEXIBLE MANAGED PORTFOLIO

             GLOBAL PORTFOLIO

         HIGH YIELD BOND PORTFOLIO

          MONEY MARKET PORTFOLIO

       PRUDENTIAL JENNISON PORTFOLIO

           STOCK INDEX PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

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TABLE OF CONTENTS

            RISK /RETURN SUMMARY

       1    Investment Objectives and Principal Strategies
       4    Principal Risks
       5    Evaluating Performance

      15    HOW THE PORTFOLIOS INVEST

      15    Investment Objectives and Policies
      15    Conservative Balanced Portfolio
      16    Diversified Bond Portfolio
      18    Equity Portfolio
      19    Equity Income Portfolio
      20    Flexible Managed Portfolio
      21    Global Portfolio
      22    High Yield Bond Portfolio
      23    Money Market Portfolio
      24    Prudential Jennison Portfolio
      25    Stock Index Portfolio

      26    OTHER INVESTMENTS AND STRATEGIES

      26    ADRs
      26    Convertible Debt and Convertible Preferred Stock
      26    Derivatives
      26    Dollar Rolls
      26    Forward Foreign Currency Exchange Contracts
      26    Futures
      27    Interest Rate Swaps
      27    Joint Repurchase Account
      27    Loan Participations
      27    Mortgage-related Securities
      27    Options
      27    Real Estate Investment Trusts
      27    Repurchase Agreements
      28    Reverse Repurchase Agreements
      28    Short Sales
      28    Short Sales Against-the-Box
      28    When-issued and Delayed Delivery Securities

      29    INVESTMENT RISKS

      34    HOW THE FUND IS MANAGED

      34    Board of Directors
      34    Investment Adviser
      34    Investment Sub-Advisers
      35    Portfolio Managers

      37    HOW TO BUY AND SELL SHARES OF THE FUND

      38    Net Asset Value
      39    Distributor

      39    OTHER INFORMATION

      39    Federal Income Taxes
      39    European Monetary Union
      39    Monitoring for Possible Conflicts

     F-1    FINANCIAL HIGHLIGHTS

(For more information see back cover)

RISK/RETURN SUMMARY

This prospectus is for use with the accompanying variable universal life insurance contract (the Contract) and describes only those portfolios of The Prudential Series Fund, Inc. (the Fund) that are available for investment through that Contract. This prospectus should be read together with the current prospectus for the Contract.

The Fund is a diversified, open-end investment management company -- commonly known as a mutual fund. Ten of the Fund's seventeen portfolios (the Portfolios) are available under the Contract:

      CONSERVATIVE BALANCED PORTFOLIO    GLOBAL PORTFOLIO
      DIVERSIFIED BOND PORTFOLIO         HIGH YIELD BOND PORTFOLIO
      EQUITY                             MONEY MARKET PORTFOLIO
      EQUITY INCOME PORTFOLIO            PRUDENTIAL JENNISON PORTFOLIO
      FLEXIBLE MANAGED PORTFOLIO         STOCK INDEX PORTFOLIO

The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Principal Risks, on page 4. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

CONSERVATIVE BALANCED PORTFOLIO

The Portfolio's investment objective is TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

DIVERSIFIED BOND PORTFOLIO

The Portfolio's investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

EQUITY PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

EQUITY INCOME PORTFOLIO

The Portfolio's investment objective is both CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Stock Index (S&P 500) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

FLEXIBLE MANAGED PORTFOLIO

The Portfolio's investment objective is a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

GLOBAL PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

HIGH YIELD BOND PORTFOLIO

The Portfolio's investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest primarily in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o INTEREST RATE RISK
    o MARKET RISK

MONEY MARKET PORTFOLIO

The Portfolio's investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o CREDIT RISK
    o INTEREST RATE RISK

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An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.
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PRUDENTIAL JENNISON PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o CREDIT RISK
    o FOREIGN INVESTMENT RISK
    o INTEREST RATE RISK
    o MARKET RISK

STOCK INDEX PORTFOLIO

The Portfolio's investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Index. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o COMPANY RISK
    o MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "junk bonds" - have a higher risk of default and tend to be less liquid than higher-rated securities.

FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

For more information about the risks associated with the Portfolios, see "How the Portfolios Invest -- Investment Risks."

                                      * * *

EVALUATING PERFORMANCE

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CONSERVATIVE BALANCED PORTFOLIO
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A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                5.27%
                            1991               19.07%
                            1992                6.95%
                            1993               12.20%
                            1994                -.97%
                            1995               17.27%
                            1996               12.63%
                            1997               13.45%
                            1998               11.74%
                            1999                6.69%

Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                            SINCE
                                                            INCEPTION
                  1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                  ------        -------       --------      ---------
Class I shares     6.69%        12.30%        10.28%        10.60%
S&P 500**         21.03%        28.54%        18.19%        17.52%
Lipper Average***  8.58%        15.99%        11.65%        11.79%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500 )--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

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DIVERSIFIED BOND PORTFOLIO
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A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                8.32%
                            1991               16.44%
                            1992                7.19%
                            1993               10.13%
                            1994               -3.23%
                            1995               20.73%
                            1996                4.40%
                            1997                8.57%
                            1998                7.15%
                            1999               -0.74%

Best Quarter: 7.32% (2nd quarter of 1995) Worst Quarter: (2.83)% (1st quarter of
1994)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                          1 YEAR       5 YEARS     10 YEARS    (5/13/83)
                          ------       -------     --------    ---------
Class I shares            (0.74)%      7.80%       7.69%       8.62%
Lehman Aggregate Index**  (0.82)%      7.73%       7.70%       9.31%
Lipper Average***         (1.62)%      7.83%       7.62%       7.59%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                -5.21%
                            1991                26.01%
                            1992                14.17%
                            1993                21.87%
                            1994                 2.78%
                            1995                31.29%
                            1996                18.52%
                            1997                24.66%
                            1998                 9.34%
                            1999                12.49%

Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                             SINCE
                                                             INCEPTION
                    1 YEAR        5 YEARS      10 YEARS      (5/13/83)
                    ------        -------      --------      ---------
Class I shares      12.49%        18.99%       15.08%        14.98%
S&P 500**           21.03%        28.54%       18.19%        17.52%
Lipper Average***   31.48%        26.45%       17.79%        16.33%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                -3.73%
                            1991                27.50%
                            1992                10.14%
                            1993                22.28%
                            1994                 1.44%
                            1995                21.70%
                            1996                21.74%
                            1997                36.61%
                            1998                -2.38%
                            1999                12.52%

Best Quarter: 16.54% (2nd quarter of 1997) Worst Quarter: (18.14)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                    1 YEAR        5 YEARS        10 YEARS      (2/19/88)
                    ------        -------        --------      ---------
Class I shares      12.52%        17.33%         14.06%        14.70%
S&P 500**           21.03%        28.54%         18.19%        18.54%
Lipper Average***    9.78%        20.59%         14.64%        14.62%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                 1.91%
                            1991                25.43%
                            1992                 7.61%
                            1993                15.58%
                            1994                -3.16%
                            1995                24.13%
                            1996                13.64%
                            1997                17.96%
                            1998                10.24%
                            1999                 7.78%

Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                     1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                     ------        -------       --------      ---------
Class I shares        7.78%        14.60%        11.77%        11.80%
S&P 500**            21.03%        29.54%        18.19%        17.52%
Lipper Average***    12.07%        17.11%        12.94%        12.85%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                -12.91%
                            1991                 11.39%
                            1992                 -3.42%
                            1993                 43.14%
                            1994                 -4.89%
                            1995                 15.88%
                            1996                 19.97%
                            1997                  6.98%
                            1998                 25.08%
                            1999                 48.27%

Best Quarter: 31.04% (4th quarter of 1999) Worst Quarter: (14.21)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                  SINCE
                                                                  INCEPTION
                            1 YEAR      5 YEARS     10 YEARS      (9/19/88)
                            ------      -------     --------      ---------
Class I shares              48.27%      22.44%      13.38%        14.33%
Morgan Stanley World
Index**                     24.93%      19.76%      11.42%        12.67%
Lipper Average***           44.18%      19.42%      11.73%        12.55%

--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                -11.84%
                            1991                 38.99%
                            1992                 17.53%
                            1993                 19.27%
                            1994                 -2.72%
                            1995                 17.56%
                            1996                 11.39%
                            1997                 13.78%
                            1998                 -2.36%
                            1999                  4.61%

Best Quarter: 15.89% (1st quarter of 1991) Worst Quarter: (9.68)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                  SINCE
                                                                  INCEPTION
                             1 YEAR      5 YEARS       10 YEARS   (2/23/87)
                             ------      -------       --------   ---------
Class I shares               4.61%       8.76%          9.78%      7.97%
Lehman High Yield Index**    2.39%       9.31%         10.72%      9.22%
Lipper Average***            3.83%       9.48%         10.15%      8.97%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lehman High Yield Index is made up of over 700 noninvestment grade bonds. The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                8.16%
                            1991                6.16%
                            1992                3.79%
                            1993                2.95%
                            1994                4.05%
                            1995                5.80%
                            1996                5.22%
                            1997                5.41%
                            1998                5.39%
                            1999                4.97%

Best Quarter: 2.00% (2nd quarter of 1990) Worst Quarter: 0.71% (2nd quarter of
1993)

*These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                    SINCE
                                                                    INCEPTION
                       1 YEAR         5 YEARS        10 YEARS       (5/13/83)
                       ------         -------        --------       ---------
Class I shares         4.97%          5.36%          5.18%          6.30%
Lipper Average**       4.75%          5.12%          4.88%          6.23%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges.

7-DAY YIELD* (AS OF 12/31/99)
--------------------------------------------------------------------------------

Money Market Portfolio          5.65%

Average Money Market Fund**     5.16%

--------------------------------------------------------------------------------
* The Portfolio's yield is after deduction of expenses and does not include Contract charges.

**Source: IBC Financial Data, Inc. As of 12/28/99, based on 311 funds in the IBC Taxable General Purpose, First and Second Tier Money Market Fund. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1996                14.41%
                            1997                31.71%
                            1998                37.46%
                            1999                41.76%

Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                               SINCE
                                               INCEPTION
                           1 YEAR              (4/25/95)
                           ------              ---------
Class I shares             41.76%              32.11%
S&P 500**                  21.03%              27.48%
Lipper Average***          31.48%              25.81%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Return* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                -3.63%
                            1991                29.72%
                            1992                 7.13%
                            1993                 9.66%
                            1994                 1.01%
                            1995                37.06%
                            1996                22.57%
                            1997                32.83%
                            1998                28.42%
                            1999                20.54%

Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                             SINCE
                                                             INCEPTION
                    1 YEAR        5 YEARS       10 YEARS     (10/19/87)
                    ------        -------       --------     ----------
Class I shares      20.54%        28.14%        17.75%       18.96%
S&P 500**           21.03%        28.54%        18.19%       18.71%
Lipper Average***   20.48%        28.07%        17.74%       18.24%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

-------------------------------
BALANCED PORTFOLIO We invest            To achieve our objective, we
in all three types of                   invest in a mix of equity and
securities--equity, debt and            equity-related securities,
money market--in order to               debt obligations and money
achieve diversification in a            market instruments. We adjust
single portfolio. We seek to            the percentage of Portfolio
maintain a conservative blend           assets in each category
of investments that will have           depending on our expectations
strong performance in a down            regarding the different
market and solid, but not               markets. While we make every
necessarily outstanding,                effort to achieve our
performance in up markets.              objective, we can't guarantee
This Portfolio may be                   success.
appropriate for an investor
looking for diversification             We will vary how much of the
with less risk than that of             Portfolio's assets are invested in a
the Flexible Managed                    particular type of security
Portfolio, while recognizing            depending on how we think the
that this reduces the chances           different markets will perform.
of greater appreciation.
-------------------------------

Under normal conditions, we will invest within the ranges shown below:

        ASSET TYPE                 MINIMUM            NORMAL          MAXIMUM
        ----------                 -------            ------          -------
          Stocks                     15%               35%              75%
Debt obligations and money           25%               65%              85%
     market securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The stock portion of the Portfolio will be invested mainly in equity and equity-related securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund and other affiliated funds in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

-----------------------------------
OUR STRATEGY In general, the               Debt obligations, in general,
value of debt obligations                  are basically written promises
moves in the opposite                      to repay a debt. The terms of
direction as interest                      repayment vary among the
rates--if a bond is purchased              different types of debt
and then interest rates go up,             obligations, as do the
newer bonds will be worth more             commitments of other parties
relative to existing bonds                 to honor the obligations of
because they will have a                   the issuer of the security.
higher rate of interest. We                The types of debt obligations
will adjust the mix of the                 in which we can invest include
Portfolio's short-term,                    U.S. government securities,
intermediate and long term                 MORTGAGE-RELATED SECURITIES
debt obligations in an attempt             and corporate bonds.
to benefit from price
appreciation when interest
rates go down and to incur
smaller declines when rates go
up.
-----------------------------------

Usually, at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
VALUE APPROACH                          To achieve our investment
We use a value approach to              objective, we invest primarily
investing which means we look           in common stocks of major
for companies whose stock is            established corporations as
selling below the price that            well as smaller companies.
we believe reflects its true
worth based on earnings, book           A portion of the Portfolio's
value and other financial               assets may be invested in
measures.                               short, intermediate or long
                                        term debt obligations,
To achieve our value                    including convertible and
investment strategy, we                 nonconvertible preferred stock
usually buy securities that             and other equity-related
are out of favor and that many          securities. Up to 5% of these
other investors are selling.            holdings may be rated below
We attempt to invest in                 investment grade. These
companies and industries                securities are considered
before other investors                  speculative and are sometimes
recognize their true value.             referred to as "junk bonds."
------------------------------------

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Stock Index (S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
CONTRARIAN APPROACH                      We will normally invest at
To achieve our value                     least 65% of the Portfolio's
investment strategy, we                  total assets in equity and
generally take a strong                  equity-related securities. We
contrarian approach to                   buy common stock of companies
investing. In other words, we            of every size--small, medium
usually buy securities that              and large capitalization. When
are out of favor and that many           deciding which stocks to buy,
other investors are selling,             we look at a company's
and we attempt to invest in              earnings, balance sheet and
companies and industries                 cash flow and then at how
before other investors                   these factors impact the
recognize their true value.              stock's price and return. We
Using these guidelines, we               also buy equity-related
focus on long-term                       securities--like bonds,
performance, not short-term              corporate notes and preferred
gain.                                    stock--that can be converted
------------------------------------     into a company's common stock
                                         or other equity security.

Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

-------------------------------------
BALANCED PORTFOLIO                           To achieve our objective, we
We invest in all three types                 invest in a mix of equity and
of securities-- equity, debt                 equity-related securities,
and money market--in order to                debt obligations and money
achieve diversification in a                 market instruments. We adjust
single portfolio. We seek to                 the percentage of Portfolio
maintain a more aggressive mix               assets in each category
of investments than the                      depending on our expectations
Conservative Balanced                        regarding the different
Portfolio. This Portfolio may                markets. While we make every
be appropriate for an investor               effort to achieve our
looking for diversification                  objective, we can't guarantee
who is willing to accept a                   success.
relatively high level of loss
in an effort to achieve
greater appreciation.
-------------------------------------

Generally, we will invest within the ranges shown below:

        ASSET TYPE                MINIMUM             NORMAL          MAXIMUM
        ----------                -------             ------          -------
          Stocks                    25%                60%              100%
  Fixed income securities            0%                40%               75%
  Money market securities            0%                 0%               75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------
GLOBAL INVESTING                             When selecting stocks, we use
This Portfolio is intended to                a growth approach which means
provide investors with the                   we look for companies that
opportunity to invest in                     have above-average growth
companies located throughout                 prospects. In making our stock
the world. Although we are not               picks, we look for companies
required to invest in a                      that have had growth in
minimum number of countries,                 earnings and sales, high
we intend generally to invest                returns on equity and assets
in at least three countries,                 or other strong financial
including the U.S. However, in               characteristics. Often, the
response to market conditions,               companies we choose have
we can invest up to 35% of the               superior management, a unique
Portfolio's total assets in                  market niche or a strong new
any one country other than the               product.
U.S.
-------------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------------------------
HIGH YIELD/HIGH RISK                         Normally, we will invest at
Lower rated and comparable                   least 80% of the Portfolio's
unrated securities tend to                   total assets in medium to
offer better yields than                     lower rated debt securities.
higher rated securities with                 These high-yield or "junk
the same maturities because                  bonds" are riskier than higher
the issuer's past financial                  rated bonds and are considered
condition may not have been as               speculative.
strong as that of higher rated
issuers. Changes in the                      The Portfolio may also invest
perception of the                            up to 20% of its total assets
creditworthiness of the                      in U.S. dollar denominated
issuers of lower rated                       debt securities issued outside
securities tend to occur more                the U.S. by foreign and U.S.
frequently and in a more                     issuers.
pronounced manner than for
issuers of higher rated
securities.
--------------------------------------------------------------------------------

The Portfolio may also acquire CONVERTIBLE AND NONCONVERTIBLE DEBT SECURITIES and PREFERRED STOCK. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal circumstances, the Portfolio may invest in money market instruments and commercial paper of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

----------------------------------
STEADY NET ASSET VALUE                 We invest in a diversified
The net asset value for the            portfolio of short-term debt
Portfolio will ordinarily              obligations issued by the U.S.
remain at $10 per share                government, its agencies and
because dividends are declared         instrumentalities, as well as
and reinvested daily. The              commercial paper, asset backed
price of each share remains            securities, funding
the same, but you will have            agreements, certificates of
more shares when dividends are         deposit, floating and variable
declared.                              rate demand notes, notes and
----------------------------------     other obligations issued by
                                       banks, corporations and other
                                       companies (including trust
                                       structures), and obligations
                                       issued by foreign banks,
                                       companies or foreign
                                       governments.

We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS.

--------------------------------------------------------------------------------
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment at $10 per share, it is possible to lose money by investing in the Portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
INVESTMENT STRATEGY                          In pursuing our objective, we
We seek to invest in equity                  normally invest 65% of the
securities of established                    Portfolio's total assets in
companies with above-average                 common stocks and preferred
growth prospects. We select                  stocks of companies with
stocks on a company-by-company               capitalization in excess of $1
basis using fundamental                      billion.
analysis. In making our stock
picks, we look for companies                 For the balance of the
that have had growth in                      Portfolio, we may invest in
earnings and sales, high                     common stocks, preferred
returns on equity and assets                 stocks and other
or other strong financial                    equity-related securities of
characteristics. Often, the                  companies that are undergoing
companies we choose have                     changes in management, product
superior management, a unique                and/or marketing dynamics
market niche or a strong new                 which we believe have not yet
product.                                     been reflected in reported
-----------------------------------          earnings or recognized by
                                             investors.

In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------
S&P 500 INDEX                          Under normal conditions, we
We attempt to duplicate the            attempt to invest in all 500
performance of the S&P 500             stocks represented in the S&P
Index (500 Index), a                   500 Index in proportion to
market-weighted index which            their weighting in the 500
represents more than 70% of            Index. We will attempt to
the market value of all                remain as fully invested in
publicly-traded common stocks.         the S&P 500 stocks as possible
--------------------------------       in light of cash flow into and
                                       out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the 500 Index. We attempt to minimize differences in the performance of the Portfolio and the 500 Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.
--------------------------------------------------------------------------------

                                      * * *

The Statement of Additional Information - which we refer to as the SAI - contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS--are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS--Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar--but not necessarily the same--security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the buyer would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS--In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

LOAN PARTICIPATIONS--In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS--In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Except for the Money Market Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

==============================================================================================================
  INVESTMENT            PORTFOLIO &
     TYPE               % OF ASSETS                         RISKS                     POTENTIAL REWARDS
==============================================================================================================
MONEY MARKET   ALL PORTFOLIOS                 o Limits potential for capital    o May preserve the
INSTRUMENTS                                     appreciation                      Portfolio's assets
               UP TO 100% ON A TEMPORARY
               BASIS                          o See credit risk and market risk

--------------------------------------------------------------------------------------------------------------
EQUITY AND     EQUITY SECURITIES:             o Individual stocks could lose    o Historically, stocks have
EQUITY-RELATED ALL PORTFOLIOS EXCEPT MONEY      value                             outperformed other
SECURITIES     MARKET                                                             investments over the long
                                              o The equity markets could go       term
               (% VARIES)                       down, resulting in a decline
                                                in value of the Portfolio's     o Generally, economic growth
               EQUITY-RELATED SECURITIES:       investments                       means higher corporate
               CONSERVATIVE BALANCED,                                             profits, which lead to an
               DIVERSIFIED BOND, EQUITY,      o Changes in economic or            increase in stock prices,
               EQUITY INCOME, FLEXIBLE          political conditions, both        known as capital
               MANAGED, GLOBAL, HIGH YIELD      domestic and international,       appreciation
               BOND, PRUDENTIAL JENNISON        may result in a decline in
                                                value of the Portfolio's
               (% VARIES)                       investments

--------------------------------------------------------------------------------------------------------------
FIXED INCOME   ALL PORTFOLIOS EXCEPT MONEY    o The Portfolio's holdings,       o Regular interest income
OBLIGATIONS    MARKET, STOCK INDEX              share price and total return
                                                may fluctuate in response to    o High-quality debt
               (% VARIES)                       bond market movements             obligations are generally
                                                                                  more secure than stocks
                                              o Credit risk--the risk that        since companies must pay
                                                the default of an issuer          their debts before they pay
                                                would leave the Portfolio         dividends
                                                with unpaid interest and/or
                                                principal. The lower a          o Most bonds will rise in
                                                bond's quality, the higher        value when interest rates
                                                its potential volatility          fall

                                              o Market risk--the risk that      o Bonds have generally
                                                the market value of an            outperformed money market
                                                investment may move up or         instruments over the long
                                                down, sometimes rapidly or        term, with less risk than
                                                unpredictably. Market risk        stocks
                                                may affect an industry, a
                                                sector, or the market as a      o Investment grade bonds have
                                                whole                             a lower risk of default than
                                                                                  junk bonds
                                              o Interest rate risk--the risk
                                                that the value of most bonds
                                                will fall when interest
                                                rates rise. The longer a
                                                bond's maturity and the
                                                lower its credit quality,
                                                the more its value typically
                                                falls. It can lead to price
                                                volatility
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
  INVESTMENT            PORTFOLIO &
     TYPE               % OF ASSETS                         RISKS                     POTENTIAL REWARDS
==============================================================================================================
HIGH-YIELD     CONSERVATIVE BALANCED,         o Higher market risk              o May offer higher interest
DEBT           DIVERSIFIED BOND, EQUITY,                                          income than higher quality
SECURITIES     EQUITY INCOME, FLEXIBLE        o Higher credit risk                debt securities
               MANAGED, GLOBAL, HIGH YIELD
(JUNK BONDS)   BOND                           o May be more illiquid (harder
                                                to value and sell), in which
               (% VARIES)                       case valuation would depend
                                                more on the investment
                                                adviser's judgment than is
                                                generally the case with higher
                                                rated securities

--------------------------------------------------------------------------------------------------------------
FOREIGN        CONSERVATIVE BALANCED,         o Foreign markets, economies and  o Investors can participate
SECURITIES     DIVERSIFIED BOND, EQUITY,        political systems may not be      in foreign markets and
               EQUITY INCOME, FLEXIBLE          as stable as in the U.S.          companies operating in
               MANAGED, GLOBAL, HIGH YIELD                                        those markets
               BOND, MONEY MARKET,            o Currency risk--changing values
               PRUDENTIAL JENNISON              of foreign currencies can       o May profit from changing
                                                cause losses                      values of foreign
               (% VARIES)                                                         currencies
                                              o May be less liquid than U.S.
               OPTIONS ON FOREIGN CURRENCIES:   stocks and bonds                o Opportunities for
               CONSERVATIVE BALANCED,                                             diversification
               EQUITY, EQUITY INCOME,         o Differences in foreign laws,
               FLEXIBLE MANAGED, GLOBAL,        accounting standards, public
               PRUDENTIAL JENNISON              information, custody and
                                                settlement practices provide
               (% VARIES)                       less reliable information on
                                                foreign investments and
               FUTURES ON FOREIGN CURRENCIES:   involve more risk
               CONSERVATIVE BALANCED,
               EQUITY, EQUITY INCOME,
               FLEXIBLE MANAGED, GLOBAL,
               PRUDENTIAL JENNISON

               (% VARIES)
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
  INVESTMENT            PORTFOLIO &
     TYPE               % OF ASSETS                         RISKS                     POTENTIAL REWARDS
==============================================================================================================
DERIVATIVES    OPTIONS ON EQUITY              o Derivatives, such as            o A Portfolio could make money
               SECURITIES: CONSERVATIVE         futures, options and foreign      and protect against losses
               BALANCED, EQUITY, EQUITY         currency forward contracts        if the investment analysis
               INCOME, FLEXIBLE MANAGED,        that are used for hedging         proves correct
               GLOBAL, PRUDENTIAL JENNISON,     purposes, may not fully
               STOCK INDEX                      offset the underlying           o Derivatives that involve
                                                positions and this could          leverage could generate
               (% VARIES)                       result in losses to the           substantial gains at low
                                                Portfolio that would not          cost
               OPTIONS ON DEBT SECURITIES:      have otherwise occurred
               CONSERVATIVE BALANCED,                                           o One way to manage a
               DIVERSIFIED BOND, FLEXIBLE     o Derivatives used for risk         Portfolio's risk/return
               MANAGED, HIGH YIELD BOND         management may not have the       balance is to lock in the
                                                intended effects and may          value of an investment
               (% VARIES)                       result in losses or missed        ahead of time
                                                opportunities
               OPTIONS ON STOCK INDEXES:
               CONSERVATIVE BALANCED,         o The other party to a
               EQUITY, EQUITY INCOME,           derivatives contract could
               FLEXIBLE MANAGED, GLOBAL,        default
               PRUDENTIAL JENNISON, STOCK
               INDEX                          o Derivatives that involve
                                                leverage could magnify
               (% VARIES)                       losses

               FUTURES CONTRACTS ON STOCK     o Certain types of derivatives
               INDEXES: CONSERVATIVE            involve costs to the
               BALANCED, EQUITY, EQUITY         Portfolio that can reduce
               INCOME, FLEXIBLE MANAGED,        returns
               GLOBAL, PRUDENTIAL JENNISON,
               STOCK INDEX

               (% VARIES)

               FUTURES ON DEBT SECURITIES
               AND INTEREST RATE INDEXES:
               CONSERVATIVE BALANCED,
               DIVERSIFIED BOND, FLEXIBLE
               MANAGED, GLOBAL, HIGH YIELD
               BOND

               (% VARIES)

               INTEREST RATE SWAPS:
               CONSERVATIVE BALANCED,
               DIVERSIFIED BOND, FLEXIBLE
               MANAGED, HIGH YIELD BOND

               (% VARIES)
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
  INVESTMENT            PORTFOLIO &
     TYPE               % OF ASSETS                         RISKS                     POTENTIAL REWARDS
==============================================================================================================
MORTGAGE-      DIVERSIFIED BOND, MONEY        o Prepayment risk--the risk that  o Regular interest income
RELATED        MARKET, PRUDENTIAL JENNISON      the underlying mortgage or
SECURITIES                                      other debt may be prepaid       o Pass-through instruments
               (% VARIES)                       partially or completely,          provide greater
                                                generally during periods of       diversification than
                                                falling interest rates, which     direct ownership of loans
                                                could adversely affect yield
                                                to maturity and could require   o Certain mortgage-backed
                                                the Portfolio to reinvest in      securities may benefit
                                                lower-yielding securities         from security interest in
                                                                                  real estate collateral
                                              o Credit risk--the risk that
                                                the underlying mortgages will
                                                not be paid by debtors or by
                                                credit insurers or guarantors
                                                of such instruments. Some
                                                mortgage securities are
                                                unsecured or secured by
                                                lower-rated insurers or
                                                guarantors and thus may
                                                involve greater risk

                                              o See market risk and interest
                                                rate risk
--------------------------------------------------------------------------------------------------------------
REAL ESTATE    FLEXIBLE MANAGED               o Performance depends on the      o Real estate holdings can
INVESTMENT                                      strength of real estate           generate good returns from
TRUSTS         (% VARIES)                       markets, REIT management and      rents, rising market
                                                property management which can     values, etc.
(REITS)                                         be affected by many factors,
                                                including national and          o Greater diversification
                                                regional economic conditions      than direct ownership
--------------------------------------------------------------------------------------------------------------
ILLIQUID       ALL PORTFOLIOS EXCEPT MONEY    o May be difficult to value       o May offer a more
SECURITIES     MARKET (UP TO15% OF ITS NET      precisely                         attractive yield  or
               ASSETS)                                                            potential for growth than
                                              o May be difficult to sell at       more widely traded
               MONEY MARKET PORTFOLIO (10%      the time or price desired         securities
               OF ITS NET ASSETS)
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
  INVESTMENT            PORTFOLIO &
     TYPE               % OF ASSETS                         RISKS                     POTENTIAL REWARDS
==============================================================================================================
LOAN           CONSERVATIVE BALANCED,         o Credit risk                     o May offer right to receive
PARTICIPATIONS DIVERSIFIED BOND, FLEXIBLE                                         principal, interest and
               MANAGED, HIGH YIELD BOND,      o Market risk                       fees without as much risk
               MONEY MARKET                                                       as lender
                                              o A Portfolio has no rights
               (% VARIES)                       against the borrower in the
                                                event the borrower does not
                                                repay the loan
--------------------------------------------------------------------------------------------------------------
WHEN-ISSUED    WHEN-ISSUED AND DELAYED        o Use of such instruments and     o Use of instruments may
AND DELAYED    DELIVERY SECURITIES:             strategies may magnify            magnify underlying
DELIVERY       CONSERVATIVE BALANCED,           underlying  investment losses     investment gains
SECURITIES,    DIVERSIFIED BOND, EQUITY,
REVERSE        EQUITY INCOME, FLEXIBLE        o Investment costs may exceed
REPURCHASE     MANAGED, GLOBAL, HIGH YIELD      potential underlying
AGREEMENTS,    BOND, MONEY MARKET,              investment gains
DOLLAR ROLLS   PRUDENTIAL JENNISON
AND SHORT
SALES          (% VARIES)

               REVERSE REPURCHASE AGREEMENTS:
               CONSERVATIVE BALANCED,
               DIVERSIFIED BOND, FLEXIBLE
               MANAGED,  HIGH YIELD BOND,
               MONEY MARKET AND THE MONEY
               MARKET PORTION OF ANY
               PORTFOLIO

               (% VARIES)

               DOLLAR ROLLS:
               CONSERVATIVE BALANCED,
               DIVERSIFIED BOND, FLEXIBLE
               MANAGED, HIGH YIELD BOND

               (% VARIES)

               SHORT SALES:
               CONSERVATIVE BALANCED,
               DIVERSIFIED BOND, FLEXIBLE
               MANAGED, HIGH YIELD BOND,

               (% VARIES)

               SHORT SALES AGAINST THE BOX:
               ALL PORTFOLIOS EXCEPT THE
               MONEY MARKET

               (% VARIES)
--------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

--------------------------------------------------------------------------------
                                   TOTAL ADVISORY FEES AS %
PORTFOLIO                           OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Conservative Balanced                       0.55
Diversified Bond                            0.40
Equity                                      0.45
Equity Income                               0.40
Flexible Managed                            0.60
Global                                      0.75
High Yield Bond                             0.55
Money Market                                0.40
Prudential Jennison                         0.60
Stock Index                                 0.35
--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-adviser listed below and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1999, Jennison had over $59 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Conservative Balanced, Diversified Bond, Flexible Managed, High Yield Bond and Money Market Portfolios, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

CONSERVATIVE BALANCED PORTFOLIO AND FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolios. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

CORPORATE

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $47.3 billion.

      TEAM LEADER: Steven Kellner. GENERAL INVESTMENT EXPERIENCE: 13 years.

      PORTFOLIO MANAGERS: 8. Average General Investment Experience: 13 years, which includes team members with mutual fund experience.

      SECTOR: U.S. investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. The Corporate Team is described above in the description of the Conservative Balanced and Flexible Managed Portfolios.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Mr. Jackson joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. He is a member of the New York Society of Security Analysts.

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988. (See description under "Conservative Balanced Portfolio and Flexible Managed Portfolio," above.)

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the fixed income portfolio of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

HIGH YIELD

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $9.4 billion.

      TEAM LEADER: Casey Walsh. GENERAL INVESTMENT EXPERIENCE: 17 years.

      PORTFOLIO MANAGERS: 7. AVERAGE GENERAL INVESTMENT EXPERIENCE: 19 years, which includes team members with significant mutual fund experience.

      SECTOR: Below-investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

MONEY MARKET PORTFOLIO

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

MONEY MARKET

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $3.6 billion.

      TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

      SECTOR: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

      INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio is managed by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years.

Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1998 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Research and Management Company, where she was a member of the Investment Committee.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio and Flexible Managed Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under variable life insurance and variable annuity contracts including the Contract. (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts.

HOW TO BUY AND SELL SHARES

The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day--at 4:15 p.m. New York time--on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined as of 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, and except as discussed above for the Conservative Balanced and Flexible Managed Portfolios, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES--those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a Contract, you should consult the Contract prospectus for tax information. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.08   $  14.97   $  15.52   $  15.31   $  14.10
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.62       0.66       0.76       0.66       0.63
Net realized and unrealized gains on
  investments..........................      0.37       1.05       1.26       1.24       1.78
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.99       1.71       2.02       1.90       2.41
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.62)     (0.66)     (0.76)     (0.66)     (0.64)
Distributions from net realized
  gains................................     (0.06)     (0.94)     (1.81)     (1.03)     (0.56)
Distributions in excess from net
  realized gains.......................     (0.03)        --         --         --         --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.71)     (1.60)     (2.57)     (1.69)     (1.20)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  15.36   $  15.08   $  14.97   $  15.52   $  15.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      6.69%     11.74%     13.45%     12.63%     17.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,387.1   $4,796.0   $4,744.2   $4,478.8   $3,940.8
Ratios to average net assets:
  Expenses.............................      0.57%      0.57%      0.56%      0.59%      0.58%
  Net investment income................      4.02%      4.19%      4.48%      4.13%      4.19%
Portfolio turnover rate................       109%       167%       295%       295%       201%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           DIVERSIFIED BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.06   $  11.02   $  11.07   $  11.31   $  10.04
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.67       0.69       0.80       0.76       0.76
Net realized and unrealized gains
  (losses) on investments..............     (0.75)      0.08       0.11      (0.27)      1.29
                                         --------   --------   --------   --------   --------
    Total from investment operations...     (0.08)      0.77       0.91       0.49       2.05
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.69)     (0.83)     (0.73)     (0.75)
Distributions from net realized
  gains................................     (0.03)     (0.04)     (0.13)        --      (0.03)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.03)     (0.73)     (0.96)     (0.73)     (0.78)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  10.95   $  11.06   $  11.02   $  11.07   $  11.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     (0.74)%     7.15%      8.57%      4.40%     20.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,253.8   $1,122.6     $816.7     $720.2     $655.8
Ratios to average net assets:
  Expenses.............................      0.43%      0.42%      0.43%      0.45%      0.44%
  Net investment income................      6.25%      6.40%      7.18%      6.89%      7.00%
Portfolio turnover rate................       171%       199%       224%       210%       199%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I and Class II for the periods indicated.

The information for the FOUR YEARS AND PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             EQUITY CLASS I                        EQUITY CLASS II
                                         -------------------------------------------------------  -----------------
                                                               YEAR ENDED
                                                              DECEMBER 31,                         MAY 3, 1999(d)
                                         -------------------------------------------------------       THROUGH
                                           1999       1998       1997       1996        1995A     DECEMBER 31, 1999
                                         ---------  ---------  ---------  ---------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  29.64   $  31.07   $  26.96   $  25.64    $  20.66         $ 32.79
                                         --------   --------   --------   --------    --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.54       0.60       0.69       0.71        0.55            0.28
Net realized and unrealized gains on
  investments..........................      3.02       2.21       5.88       3.88        5.89           (0.60)
                                         --------   --------   --------   --------    --------         -------
    Total from investment operations...      3.56       2.81       6.57       4.59        6.44           (0.32)
                                         --------   --------   --------   --------    --------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.53)     (0.60)     (0.70)     (0.67)      (0.52)          (0.34)
Distributions from net realized
  gains................................     (3.77)     (3.64)     (1.76)     (2.60)      (0.94)          (3.21)
                                         --------   --------   --------   --------    --------         -------
    Total distributions................     (4.30)     (4.24)     (2.46)     (3.27)      (1.46)          (3.55)
                                         --------   --------   --------   --------    --------         -------
Net Asset Value, end of period.........  $  28.90   $  29.64   $  31.07   $  26.96    $  25.64         $ 28.92
                                         ========   ========   ========   ========    ========         =======
TOTAL INVESTMENT RETURN:(b)............     12.49%      9.34%     24.66%     18.52%      31.29%          (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $6,235.0   $6,247.0   $6,024.0   $4,814.0    $3,813.8            $0.3
Ratios to average net assets:
  Expenses.............................      0.47%      0.47%      0.46%      0.50%       0.48%           0.87%(c)
  Net investment income................      1.72%      1.81%      2.27%      2.54%       2.28%           1.33%(c)
Portfolio turnover rate................         9%        25%        13%        20%         18%              9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of Class II shares.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                        EQUITY INCOME PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  20.03   $  22.39   $  18.51   $  16.27   $  14.48
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.51       0.56       0.61       0.58       0.64
Net realized and unrealized gains
  (losses) on investments..............      1.89      (1.03)      6.06       2.88       2.50
Dividends and distributions............
                                         --------   --------   --------   --------   --------
    Total from investment operations...      2.40      (0.47)      6.67       3.46       3.14
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.50)     (0.59)     (0.57)     (0.71)     (0.62)
Distributions from net realized
  gains................................     (2.41)     (1.30)     (2.22)     (0.51)     (0.73)
                                         --------   --------   --------   --------   --------
    Total distributions................     (2.91)     (1.89)     (2.79)     (1.22)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  19.52   $  20.03   $  22.39   $  18.51   $  16.27
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     12.52%     (2.38)%    36.61%     21.74%     21.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $2,024.0   $2,142.3   $2,029.8   $1,363.5   $1,110.0
Ratios to average net assets:
  Expenses.............................      0.42%      0.42%      0.41%      0.45%      0.43%
  Net investment income................      2.34%      2.54%      2.90%      3.36%      4.00%
Portfolio turnover rate................        16%        20%        38%        21%        64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      FLEXIBLE MANAGED PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  16.56   $  17.28   $  17.79   $  17.86   $  15.50
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.58       0.58       0.59       0.57       0.56
Net realized and unrealized gains on
  investments..........................      0.69       1.14       2.52       1.79       3.15
                                         --------   --------   --------   --------   --------
    Total from investment operations...      1.27       1.72       3.11       2.36       3.17
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.59)     (0.58)     (0.58)     (0.56)
Distributions from net realized
  gains................................     (0.19)     (1.85)     (3.04)     (1.85)     (0.79)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.19)     (2.44)     (3.62)     (2.43)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.64   $  16.56   $  17.28   $  17.79   $  17.86
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      7.78%     10.24%     17.96%     13.64%     24.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,125.3   $5,410.0   $5,490.1   $4,896.9   $4,261.2
Ratios to average net assets:
  Expenses.............................      0.62%      0.61%      0.62%      0.64%      0.63%
  Net investment income................      3.20%      3.21%      3.02%      3.07%      3.30%
Portfolio turnover rate................        76%       138%       227%       233%       173%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             GLOBAL
                                         ----------------------------------------------
                                                           YEAR ENDED
                                                          DECEMBER 31,
                                         ----------------------------------------------
                                           1999      1998     1997     1996    1995(A)
                                         ---------  -------  -------  -------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  21.16   $17.92   $17.85   $15.53    $13.88
                                         --------   ------   ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.06     0.07     0.09     0.11      0.06
Net realized and unrealized gains
  (losses) on investments..............     10.04     4.38     1.11     2.94      2.14
                                         --------   ------   ------   ------    ------
    Total from investment operations...     10.10     4.45     1.20     3.05      2.20
                                         --------   ------   ------   ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --    (0.16)   (0.13)   (0.11)    (0.24)
Dividends in excess of net investment
  income...............................     (0.10)   (0.12)   (0.10)      --        --
Distributions from net realized
  gains................................     (0.18)   (0.93)   (0.90)   (0.62)    (0.31)
                                         --------   ------   ------   ------    ------
    Total distributions................     (0.28)   (1.21)   (1.13)   (0.73)    (0.55)
                                         --------   ------   ------   ------    ------
Net Asset Value, end of year...........  $  30.98   $21.16   $17.92   $17.85    $15.53
                                         ========   ======   ======   ======    ======
TOTAL INVESTMENT RETURN:(b)                 48.27%   25.08%    6.98%   19.97%    15.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,298.3   $844.5   $638.4   $580.6    $400.1
Ratios to average net assets:
  Expenses.............................      0.84%    0.86%    0.85%    0.92%     1.06%
  Net investment income................      0.21%    0.29%    0.47%    0.64%     0.44%
Portfolio turnover rate................        76%      73%      70%      41%       59%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            HIGH YIELD BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   7.21   $   8.14   $   7.87   $   7.80   $   7.37
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.79       0.77       0.78       0.80       0.81
Net realized and unrealized gains
  (losses) on investments..............     (0.46)     (0.94)      0.26       0.06       0.46
Dividends and distributions............
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.33      (0.17)      1.04       0.86       1.27
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.02)     (0.76)     (0.77)     (0.78)     (0.84)
Dividends in excess of net investment
  income...............................        --         --         --      (0.01)        --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.02)     (0.76)     (0.77)     (0.79)     (0.84)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $   7.52   $   7.21   $   8.14   $   7.87   $   7.80
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      4.61%     (2.36)%    13.78%     11.39%     17.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $802.2     $789.3     $568.7     $432.9     $367.9
Ratios to average net assets:
  Expenses.............................      0.60%      0.58%      0.57%      0.63%      0.61%
  Net investment income................     10.48%     10.31%      9.78%      9.89%     10.34%
Portfolio turnover rate................        58%        63%       106%        88%       139%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                          MONEY MARKET
                                         ----------------------------------------------
                                                           YEAR ENDED
                                                          DECEMBER 31,
                                         ----------------------------------------------
                                           1999      1998     1997     1996    1995(A)
                                         ---------  -------  -------  -------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  10.00   $10.00   $10.00   $10.00    $10.00
                                         --------   ------   ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................      0.49     0.52     0.54     0.51      0.56
Dividends and distributions............     (0.49)   (0.52)   (0.54)   (0.51)    (0.56)
                                         --------   ------   ------   ------    ------
Net Asset Value, end of year...........  $  10.00   $10.00   $10.00   $10.00    $10.00
                                         ========   ======   ======   ======    ======
TOTAL INVESTMENT RETURN:(b)............      4.97%    5.39%    5.41%    5.22%     5.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,335.5   $920.2   $657.5   $668.8    $613.3
Ratios to average net assets:
  Expenses.............................      0.42%    0.41%    0.43%    0.44%     0.44%
  Net investment income................      4.90%    5.20%    5.28%    5.10%     5.64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              PRUDENTIAL JENNISON
                                         --------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,                APRIL 25, 1995(d)(a)
                                         ----------------------------------------           TO
                                           1999       1998       1997      1996     DECEMBER 31, 1995
                                         ---------  ---------  --------  --------  --------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  23.91   $  17.73   $ 14.32   $ 12.55          $ 10.00
                                         --------   --------   -------   -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.05       0.04      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      9.88       6.56      4.48      1.78             2.54
                                         --------   --------   -------   -------          -------
    Total from investment operations...      9.93       6.60      4.52      1.80             2.56
                                         --------   --------   -------   -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.05)     (0.04)    (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.40)     (0.38)    (1.07)       --               --
                                         --------   --------   -------   -------          -------
    Total distributions................     (1.45)     (0.42)    (1.11)    (0.03)           (0.01)
                                         --------   --------   -------   -------          -------
Net Asset Value, end of period.........  $  32.39   $  23.91   $ 17.73   $ 14.32          $ 12.55
                                         ========   ========   =======   =======          =======
TOTAL INVESTMENT RETURN:(b)............     41.76%     37.46%    31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $2,770.7   $1,198.7    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.63%      0.63%     0.64%     0.66%            0.79%(c)
  Net investment income................      0.17%      0.20%     0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        58%        54%       60%       46%              37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of investment operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              STOCK INDEX
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  37.74   $  30.22   $  23.74   $  19.96   $  14.96
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.44       0.42       0.43       0.40       0.40
Net realized and unrealized gains
  (losses) on investments..............      7.23       8.11       7.34       4.06       5.13
                                         --------   --------   --------   --------   --------
    Total from investment operations...      7.67       8.53       7.77       4.46       5.53
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.43)     (0.42)     (0.42)     (0.40)     (0.38)
Distributions from net realized
  gains................................     (0.53)     (0.59)     (0.87)     (0.28)     (0.15)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.96)     (1.01)     (1.29)     (0.68)     (0.53)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  44.45   $  37.74   $  30.22   $  23.74   $  19.96
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     20.54%     28.42%     32.83%     22.57%     37.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,655.0   $3,548.1   $2,448.2   $1,581.4   $1,031.3
Ratios to average net assets:
  Expenses.............................      0.39%      0.37%      0.37%      0.40%      0.38%
  Net investment income................      1.09%      1.25%      1.55%      1.95%      2.27%
Portfolio turnover rate................         2%         3%         5%         1%         1%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                      (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090.)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

        CONSERVATIVE BALANCED PORTFOLIO                 PROSPECTUS

          DIVERSIFIED BOND PORTFOLIO                    April 30, 2000

               EQUITY PORTFOLIO

          FLEXIBLE MANAGED PORTFOLIO

               GLOBAL PORTFOLIO

          GOVERNMENT INCOME PORTFOLIO

             STOCK INDEX PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS
IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

A particular Portfolio may not be available under the variable life insurance or variable annuity contract which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

       1    RISK/RETURN SUMMARY

       1    Investment Objectives and Principal Strategies
       3    Principal Risks
       5    Evaluating Performance

      12    HOW THE PORTFOLIOS INVEST

      12    Investment Objectives and Policies
      12    Conservative Balanced Portfolio
      13    Diversified Bond Portfolio
      15    Equity Portfolio
      15    Flexible Managed Portfolio
      16    Global Portfolio
      17    Government Income Portfolio
      18    Stock Index Portfolio

      18    OTHER INVESTMENTS AND STRATEGIES

      19    ADRs
      19    Convertible Debt and Convertible Preferred Stock
      19    Derivatives
      19    Dollar Rolls
      19    Forward Foreign Currency Exchange Contracts
      19    Futures
      19    Interest Rate Swaps
      20    Joint Repurchase Account
      20    Loan Participations
      20    Mortgage-related Securities
      20    Options
      20    Real Estate Investment Trusts
      20    Repurchase Agreements
      20    Reverse Repurchase Agreements
      21    Short Sales
      21    Short Sales Against-the-Box
      21    When-issued and Delayed Delivery Securities

      22    INVESTMENT RISKS

      27    HOW THE FUND IS MANAGED

      27    Board of Directors
      27    Investment Adviser
      27    Investment Sub-Advisers
      27    Portfolio Managers

      29    HOW TO BUY AND SELL SHARES OF THE FUND

      30    Net Asset Value
      31    Distributor

      31    OTHER INFORMATION

      31    Federal Income Taxes
      31    European Monetary Union
      31    Monitoring for Possible Conflicts

     F-1    FINANCIAL HIGHLIGHTS

For more information see back cover

RISK/RETURN SUMMARY

THIS PROSPECTUS IS FOR USE WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24 CONTRACT (THE VCA-24 CONTRACT) AND ONLY DESCRIBES THOSE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND, INC. (THE FUND) THAT ARE AVAILABLE FOR INVESTMENT THROUGH THE VCA-24 CONTRACT. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE CURRENT PROSPECTUS FOR THE VCA-24 CONTRACT.

The Fund is a diversified, open-end investment company -- commonly known as a mutual fund. Seven of the Fund's seventeen portfolios (the Portfolios) are available under the VCA-24 Contract:

      CONSERVATIVE BALANCED PORTFOLIO     GLOBAL PORTFOLIO
      DIVERSIFIED BOND PORTFOLIO          GOVERNMENT INCOME PORTFOLIO
      EQUITY PORTFOLIO                    STOCK INDEX PORTFOLIO
      FLEXIBLE MANAGED PORTFOLIO

This section highlights key information about each Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Principal Risks, on page 3. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

CONSERVATIVE BALANCED PORTFOLIO

The Portfolio's investment objective is TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

DIVERSIFIED BOND PORTFOLIO

The Portfolio's investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

EQUITY PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

FLEXIBLE MANAGED PORTFOLIO

The Portfolio's investment objective is a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

GLOBAL PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

GOVERNMENT INCOME PORTFOLIO

The Portfolio's investment objective is A HIGH LEVEL OF INCOME OVER THE LONG TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  CREDIT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

--------------------------------------------------------------------------------
An investment in the Government Income Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

STOCK INDEX PORTFOLIO

The Portfolio's investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

      COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

      CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt--also known as "junk bonds"--have a higher risk of default and tend to be less liquid than higher-rated securities.

      INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

      MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

      FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

      FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

      CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a

Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

      POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

                                      * * *

      For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                      * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                           1990              5.27%
                           1991             19.07%
                           1992              6.95%
                           1993             12.20%
                           1994             -0.97%
                           1995             17.27%
                           1996             12.63%
                           1997             13.45%
                           1998             11.74%
                           1999             6.69%

Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                              SINCE
                                                              INCEPTION
                    1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                    ------        -------       --------      ---------
Class I shares       6.69%        12.30%        10.28%        10.60%
S&P 500**           21.03%        28.54%        18.19%        17.29%
Lipper Average***    8.58%        15.99%        11.65%        11.94%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500 )--AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES--GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                           1990              8.32%
                           1991             16.44%
                           1992              7.19%
                           1993             10.13%
                           1994             -3.23%
                           1995             20.73%
                           1996              4.40%
                           1997              8.57%
                           1998              7.15%
                           1999             -0.74%

Best Quarter: 7.32% (2nd quarter of 1995) Worst Quarter: (2.83)% (1st quarter of
1994)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                          1 YEAR       5 YEARS     10 YEARS    (5/13/83)
                          ------       -------     --------    ---------
Class I shares            (0.74)%      7.80%       7.69%       8.62%
Lehman Aggregate Index**  (0.82)%      7.73%       7.70%       9.99%
Lipper Average***         (1.62)%      7.83%       7.62%       8.94%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                    -5.21%
                        1991                    26.01%
                        1992                    14.17%
                        1993                    21.87%
                        1994                     2.78%
                        1995                    31.29%
                        1996                    18.52%
                        1997                    24.66%
                        1998                     9.34%
                        1999                    12.49%

Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                    1 YEAR        5 YEARS        10 YEARS      (5/13/83)
                    ------        -------        --------      ---------
Class I shares      12.49%        18.99%         15.08%        14.98%
S&P 500**           21.03%        28.54%         18.19%        17.29%
Lipper Average***   31.48%        26.45%         17.79%        16.01%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     1.91%
                        1991                    25.43%
                        1992                     7.61%
                        1993                    15.58%
                        1994                    -3.16%
                        1995                    24.13%
                        1996                    13.64%
                        1997                    17.96%
                        1998                    10.24%
                        1999                     7.78%

Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                     1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                     ------        -------       --------      ---------
Class I shares        7.78%        14.60%        11.77%        11.80%
S&P 500**            21.03%        28.54%        18.19%        17.29%
Lipper Average***    12.07%        17.11%        12.94%        12.84%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                   -12.91%
                        1991                    11.39%
                        1992                    -3.42%
                        1993                    43.14%
                        1994                    -4.89%
                        1995                    15.88%
                        1996                    19.97%
                        1997                     6.98%
                        1998                    25.08%
                        1999                    48.27%

Best Quarter: 31.04% (4th quarter of 1999) Worst Quarter: (14.21)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                  SINCE
                                                                  INCEPTION
                            1 YEAR      5 YEARS     10 YEARS      (9/19/88)
                            ------      -------     --------      ---------
Class I shares              48.27%      22.44%      13.38%        14.33%
Morgan Stanley World
Index**                     24.93%      19.76%      11.42%        12.10%
Lipper Average***           44.18%      19.42%      11.73%        11.10%
--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     6.34%
                        1991                    16.11%
                        1992                     5.85%
                        1993                    12.56%
                        1994                    -5.16%
                        1995                    19.48%
                        1996                     2.22%
                        1997                     9.67%
                        1998                     9.09%
                        1999                    -2.70%

Best Quarter: 6.95% (3rd quarter of 1991) Worst Quarter: (3.93)% (1st quarter of
1994)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                       1 YEAR      5 YEARS      10 YEARS       (5/1/89)
                       ------      -------      ---------      --------
Class I shares         (2.70)%     7.29%        7.09%          7.73%
Lehman Govt. Index**   (2.23)%     7.44%        7.48%          9.14%
Lipper Average***      (2.13)%     6.94%        7.11%          8.66%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Government Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) General U.S. Government Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Return* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                    -3.63%
                        1991                    29.72%
                        1992                     7.13%
                        1993                     9.66%
                        1994                     1.01%
                        1995                    37.06%
                        1996                    22.57%
                        1997                    32.83%
                        1998                    28.42%
                        1999                    20.54%

Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                             SINCE
                                                             INCEPTION
                    1 YEAR        5 YEARS       10 YEARS     (10/19/87)
                    ------        -------       --------     ----------
Class I shares      20.54%        28.14%        17.75%       18.96%
S&P 500**           21.03%        28.54%        18.19%       18.50%
Lipper Average***   20.48%        28.07%        17.74%       18.04%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

--------------------------------------
BALANCED PORTFOLIO
We invest in all three types of            To achieve our objective, we invest
securities-- equity, debt and money        in a mix of equity and
market--in order to achieve                equity-related securities, debt
diversification in a single                obligations and money market
portfolio. We seek to maintain a           instruments. We adjust the
conservative blend of investments          percentage of Portfolio assets in
that will have strong performance in       each category depending on our
a down market and solid, but not           expectations regarding the different
necessarily outstanding, performance       markets. While we make every effort
in up markets. This Portfolio may be       to achieve our objective, we can't
appropriate for an investor looking        guarantee success.
for diversification with less risk
than that of the Flexible Managed          We will vary how much of the
Portfolio, while recognizing that          Portfolio's assets are invested in a
this reduces the chances of greater        particular type of security
appreciation.                              depending on how we think the
--------------------------------------     different markets will perform.


Under normal conditions, we will invest within the ranges shown below:

        ASSET TYPE                 MINIMUM            NORMAL          MAXIMUM
        ----------                 -------            ------          -------
          Stocks                     15%               35%              75%
Debt obligations and money           25%               65%              85%
     market securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The stock portion of the Portfolio will be invested mainly in equity and equity-related securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund and other affiliated funds in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

------------------------------------
OUR STRATEGY
In general, the value of debt            Debt obligations, in general, are
obligations moves in the opposite        basically written promises to repay
direction as interest rates--if a        a debt. The terms of repayment vary
bond is purchased and then interest      among the different types of debt
rates go up, newer bonds will be         obligations, as do the commitments
worth more relative to existing          of other parties to honor the
bonds because they will have a           obligations of the issuer of the
higher rate of interest. We will         security. The types of debt
adjust the mix of the Portfolio's        obligations in which we can invest
short-term, intermediate and long        include U.S. government securities,
term debt obligations in an attempt      MORTGAGE-RELATED SECURITIES and
to benefit from price appreciation       corporate bonds.
when interest rates go down and to
incur smaller declines when rates go
up.
------------------------------------

Usually, at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
VALUE APPROACH                           To achieve our investment objective,
We use a value approach to investing     we invest primarily in common stocks
which means we look for companies        of major established corporations as
whose stock is selling below the         well as smaller companies.
price that we believe reflects its
true worth based on earnings, book       A portion of the Portfolio's assets
value and other financial measures.      may be invested in short,
                                         intermediate or long-term debt
To achieve our value investment          obligations, including convertible
strategy, we usually buy securities      and nonconvertible preferred stock
that are out of favor and that many      and other equity-related securities.
other investors are selling. We          Up to 5% of these holdings may be
attempt to invest in companies and       rated below investment grade. These
industries before other investors        securities are considered
recognize their true value.              speculative and are sometimes
------------------------------------     referred to as "junk bonds."

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

------------------------------------
BALANCED PORTFOLIO                        To achieve our objective, we invest
We invest in all three types of           in a mix of equity and
securities--equity, debt and money        equity-related securities, debt
market--in order to achieve               obligations and money market
diversification in a single               instruments. We adjust the
portfolio. We seek to maintain a          percentage of Portfolio assets in
more aggressive mix of investments        each category depending on our
than the Conservative Balanced            expectations regarding the different
Portfolio. This Portfolio may be          markets. While we make every effort
appropriate for an investor looking       to achieve our objective, we can't
for diversification who is willing        guarantee success.
to accept a relatively high level of
loss in an effort to achieve greater
appreciation.
------------------------------------

Generally, we will invest within the ranges shown below:

        ASSET TYPE                MINIMUM             NORMAL          MAXIMUM
        ----------                -------             ------          -------
          Stocks                    25%                 60%             100%
  Fixed income securities            0%                 40%              75%
  Money market securities            0%                  0%              75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
GLOBAL INVESTING                        When selecting stocks, we use a
This Portfolio is intended to           growth approach which means we look
provide investors with the              for companies that have
opportunity to invest in companies      above-average growth prospects. In
located throughout the world.           making our stock picks, we look for
Although we are not required to         companies that have had growth in
invest in a minimum number of           earnings and sales, high returns on
countries, we intend generally to       equity and assets or other strong
invest in at least three countries,     financial characteristics. Often,
including the U.S. However, in          the companies we choose have
response to market conditions, we       superior management, a unique market
can invest up to 35% of the             niche or a strong new product.
Portfolio's total assets in any one
country other than the U.S.
-----------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
U.S. GOVERNMENT SECURITIES              Normally, we will invest at least
U.S. government securities are          65% of the Portfolio's total assets
considered among the most               in U.S. government securities, which
creditworthy of debt securities.        include Treasury securities,
Because they are generally              obligations issued or guaranteed by
considered less risky, their yields     U.S. government agencies and
tend to be lower than the yields        instrumentalities and
from corporate debt. Like all debt      MORTGAGE-RELATED SECURITIES issued
securities, the values of U.S.          by U.S. government instrumentalities
government securities will change as    or non-governmental corporations.
interest rates change.
------------------------------------

The Portfolio may invest up to 35% of its total assets in money market instruments, foreign government securities (including those issued by supranational organizations) denominated in U.S. dollars, asset-backed securities rated at lease single A by Moody's or S&P (or if unrated, of comparable quality in our judgment) and securities of issuers (including foreign governments) other than the U.S. government and related entities rated at least single A by Moody's or S&P (or if unrated, of comparable quality in our judgment.)

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
S&P 500 INDEX                          Under normal conditions, we attempt
We attempt to duplicate the            to invest in all 500 stocks
performance of the S&P 500 Index       represented in the S&P 500 Index in
(500 Index), a market-weighted index   proportion to their weighting in the
which represents more than 70% of      500 Index. We will attempt to remain
the market value of all                as fully invested in the S&P 500
publicly-traded common stocks.         stocks as possible in light of cash
------------------------------------   flow into and out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the 500 Index. We attempt to minimize differences in the performance of the Portfolio and the 500 Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.
--------------------------------------------------------------------------------

                                      * * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS--Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar--but not necessarily the same--security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS--In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

LOAN PARTICIPATIONS--In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS--In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.

====================================================================================================================================
                               PORTFOLIO &
 INVESTMENT TYPE               % OF ASSETS                                RISKS                            POTENTIAL REWARDS
====================================================================================================================================
MONEY MARKET      All Portfolios                         o  Limits potential for capital          o  May preserve the Portfolio's
INSTRUMENTS       (% varies)                                appreciation                             assets

                                                         o  See credit risk and market risk

------------------------------------------------------------------------------------------------------------------------------------
EQUITY AND        Equity securities:                     o  Individual stocks could lose value    o  Historically, stocks have
EQUITY-RELATED    All Portfolios (except Government                                                  outperformed other investments
SECURITIES        Income Portfolio)                      o  The equity markets could go down,        over the long term
                  (% varies)                                resulting in a decline in value of
                                                            the Portfolio's investments           o  Generally, economic growth
                  Equity-related securities:                                                         means higher corporate profits,
                  Conservative Balanced, Diversified     o  Changes in economic or political         which lead to an increase in
                  Bond, Equity, Flexible Managed,           conditions, both domestic and            stock prices, known as capital
                  Global                                    international, may result in a           appreciation
                  (% varies)                                decline in value of the Portfolio's
                                                            investments
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME      All Portfolios except Stock Index      o  The Portfolio's holdings, share       o  Regular interest income
OBLIGATIONS       (% varies)                                price and total return may
                                                            fluctuate in response to bond         o  High-quality debt obligations
                                                            market movements                         are generally more secure than
                                                                                                     stocks since companies must pay
                                                         o  Credit risk--the risk that the           their debts before they pay
                                                            default of an issuer would               dividends
                                                            leave the Portfolio with unpaid
                                                            interest and/or principal. The        o  Most bonds will rise in value
                                                            lower a bond's quality, the              when interest rates fall
                                                            higher its potential volatility
                                                                                                  o  Bonds have generally
                                                         o  Market risk--the risk that the           outperformed money market
                                                            market value of an investment            instruments over the long term,
                                                            may move up or down, sometimes           with less risk than stocks
                                                            rapidly or unpredictably.
                                                            Market risk may affect an             o  Investment grade bonds have a
                                                            industry, a sector, or the               lower risk of default than junk
                                                            market as a whole                        bonds

                                                         o  Interest rate risk--the risk
                                                            that the value of most bonds
                                                            will fall when interest rates
                                                            rise. The longer a bond's
                                                            maturity and the lower its
                                                            credit quality, the more its
                                                            value typically falls. It can
                                                            lead to price volatility
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               PORTFOLIO &
 INVESTMENT TYPE               % OF ASSETS                                RISKS                            POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD DEBT   Conservative Balanced, Diversified     o  Higher market risk                    o  May offer higher interest
SECURITIES        Bond, Equity, Flexible Managed                                                     income than higher quality debt
                  (% varies)                             o  Higher credit risk                       securities
(JUNK BONDS)
                                                         o  May be more illiquid (harder to
                                                            value and sell), in which case
                                                            valuation would depend more on
                                                            the investment adviser's
                                                            judgment than is generally the
                                                            case with higher rated
                                                            securities

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN           Conservative Balanced, Diversified     o  Foreign markets, economies and        o  Investors can participate in
SECURITIES        Bond, Equity, Flexible Managed,           political systems may not be as          foreign markets and companies
                  Global, Government Income                 stable as in the U.S.                    operating in those markets
                  (% varies)
                                                         o  Currency risk--changing values of     o  May profit from changing values
                  Options on Foreign Currencies:            foreign currencies can cause losses      of foreign currencies
                  Conservative Balanced, Equity,
                  Flexible Managed, Global               o  May be less liquid than U.S. stocks   o  Opportunities for
                  (% varies)                                and bonds                                diversification

                  Futures on Foreign Currencies:         o  Differences in foreign laws,
                  Conservative Balanced, Equity,            accounting standards, public
                  Flexible Managed, Global                  information, custody and settlement
                  (% varies)                                practices provide less reliable
                                                            information on foreign investments
                                                            and involve more risk
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               PORTFOLIO &
 INVESTMENT TYPE               % OF ASSETS                                RISKS                            POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES       Options on Equity Securities:          o  Derivatives, such as futures,         o  A Portfolio could make money
                  Conservative Balanced, Equity,            options and foreign currency forward     and protect against losses if
                  Flexible Managed, Global, Stock Index     contracts that are used for hedging      the investment analysis proves
                  (% varies)                                purposes, may not fully offset the       correct
                                                            underlying positions and this could
                  Options on Debt Securities:               result in losses to the Portfolio     o  Derivatives that involve
                  Conservative Balanced, Diversified        that would not have otherwise            leverage could generate
                  Bond, Flexible Managed, Government        occurred                                 substantial gains at low cost
                  Income
                  (% varies)                             o  Derivatives used for risk management  o  One way to manage a Portfolio's
                                                            may not have the intended effects        risk/return balance is to lock
                  Options on Stock Indexes:                 and may result in losses or missed       in the value of an investment
                  Conservative Balanced, Equity,            opportunities                            ahead of time
                  Flexible Managed, Global, Stock Index
                  (% varies)                             o  The other party to a derivatives
                                                            contract could default
                  Futures Contracts on stock indexes:
                  Conservative Balanced, Equity,         o  Derivatives that involve leverage
                  Flexible Managed, Global, Stock Index     could magnify losses
                  (% varies)
                                                         o  Certain types of derivatives involve
                  Futures on debt securities and            costs to the Portfolio that can
                  interest rate indexes:                    reduce returns
                  Conservative Balanced, Diversified
                  Bond, Diversified Flexible Managed,
                  Global, Government Income
                  (% varies)

                  Interest Rate Swaps:
                  Bond, Flexible Managed, Government
                  Income
                  (% varies)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               PORTFOLIO &
 INVESTMENT TYPE               % OF ASSETS                                RISKS                            POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-         Government Income                      o  Prepayment risk--the risk that        o  Regular interest income
SECURITIES        (% varies)                                the underlying mortgage or
                                                            other debt may be prepaid             o  Pass-through instruments
                                                            partially or completely,                 provide greater diversification
                                                            generally during periods of              than direct ownership of loans
                                                            falling interest rates, which
                                                            could adversely affect yield to       o  Certain mortgage-backed
                                                            maturity and could require the           securities may benefit from
                                                            yielding securities                      security interest in real
                                                                                                     estate collateral
                                                         o  Credit risk--the risk that the
                                                            underlying mortgages will not
                                                            be paid by debtors or by credit
                                                            insurers or guarantors of such
                                                            instruments. Some mortgage
                                                            securities are unsecured or
                                                            secured by lower-rated issuers
                                                            or guarantors and thus may
                                                            involve greater risk

                                                         o  See market risk and interest
                                                            rate risk
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE       Flexible Managed                       o  Performance depends on the strength   o  Real estate holdings can
INVESTMENT        (% varies)                                of real estate markets, REIT             generate good returns from
TRUSTS                                                      management and property management       rents, rising market values,
                                                            which can be affected by many            etc.
(REITS)                                                     factors, including national and
                                                            regional economic conditions          o  Greater diversification than
                                                                                                     direct ownership
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID          All Portfolios (up to15% of net        o  May be difficult to value precisely   o  May offer a more attractive
SECURITIES        assets)                                                                            yield or potential for growth
                                                         o  May be difficult to sell at the time     than more widely traded
                                                            or price desired                         securities
------------------------------------------------------------------------------------------------------------------------------------
LOAN              Conservative Balanced, Diversified     o  Credit risk                           o  May offer right to receive
PARTICIPATIONS    Bond, Flexible Managed                                                             principal, interest and fees
                  (% varies)                             o  Market risk                              without as much risk as lender

                                                         o  A Portfolio has no rights against
                                                            the borrower in the event the
                                                            borrower does not repay the loan
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                               PORTFOLIO &
 INVESTMENT TYPE               % OF ASSETS                                RISKS                            POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND   When-issued and delayed                o  Use of such instruments and           o  Use of instruments may magnify
DELAYED DELIVERY  delivery securities:                      strategies may magnify                   underlying investment gains
SECURITIES,       Conservative Balanced, Diversified        underlying investment losses
REVERSE           Bond, Equity, Flexible Managed,
REPURCHASE        Global, Government Income              o  Investment costs may exceed
AGREEMENTS,       (% varies)                                potential underlying investment
DOLLAR ROLLS AND                                            gains
SHORT SALES       Reverse Repurchase Agreements:
                  Conservative Balanced, Diversified
                  Bond, Flexible Managed, Government
                  Income
                  (% varies)

                  Dollar Rolls:
                  Conservative Balanced, Diversified
                  Bond, Flexible Managed, Government
                  Income
                  (% varies)

                  Short Sales:
                  Conservative Balanced, Diversified
                  Bond, Flexible Managed, Government
                  Income
                  (% varies)

                  Short Sales Against the Box:
                  All Portfolios
                  (% varies)
------------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

--------------------------------------------------------------------------------
                                 TOTAL ADVISORY FEES AS %
PORTFOLIO                          OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Conservative Balanced                       0.55
Diversified Bond                            0.40
Equity                                      0.45
Flexible Managed                            0.60
Global                                      0.75
Government Income                           0.40
Stock Index                                 0.35
--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-advisers listed below and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond, Money Market, Zero Coupon Bond 2000 and Zero Coupon Bond 2005 Portfolios, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J.

Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

CONSERVATIVE BALANCED PORTFOLIO AND FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolios. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

CORPORATE

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $47.3 billion.

      TEAM LEADER: Steven Kellner. GENERAL INVESTMENT EXPERIENCE: 13 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with mutual fund experience.

      SECTOR: U.S. investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

GOVERNMENT INCOME PORTFOLIO

The U.S. Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the Portfolios. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

U.S. LIQUIDITY

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $22.6 billion.

      TEAM LEADER: Michael Lillard. GENERAL INVESTMENT EXPERIENCE: 12 years.

      PORTFOLIO MANAGERS: 10. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with significant mutual fund experience.

      SECTOR: U.S. Treasuries, agencies and mortgages.

      INVESTMENT STRATEGY: Focus is on high quality, liquidity and controlled risk.

DIVERSIFIED BOND PORTFOLIO

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. The Corporate Team is described above in the description of the Conservative Balanced and Flexible Managed Portfolios.

EQUITY PORTFOLIO

Thomas Jackson, a Managing Director of Prudential Investments, has managed this Portfolio since 1990 when he joined Prudential. He has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. He is a member of the New York Society of Security Analysts.

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio and Flexible Managed Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day -- at 4:15 p.m. New York time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined as of 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

SHORT-TERM DEBT SECURITIES with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, and except as discussed above for the Conservative Balanced and Flexible Managed Portfolios, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.08   $  14.97   $  15.52   $  15.31   $  14.10
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.62       0.66       0.76       0.66       0.63
Net realized and unrealized gains on
  investments..........................      0.37       1.05       1.26       1.24       1.78
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.99       1.71       2.02       1.90       2.41
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.62)     (0.66)     (0.76)     (0.66)     (0.64)
Distributions from net realized
  gains................................     (0.06)     (0.94)     (1.81)     (1.03)     (0.56)
Distributions in excess from net
  realized gains.......................     (0.03)        --         --         --         --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.71)     (1.60)     (2.57)     (1.69)     (1.20)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  15.36   $  15.08   $  14.97   $  15.52   $  15.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      6.69%     11.74%     13.45%     12.63%     17.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,387.1   $4,796.0   $4,744.2   $4,478.8   $3,940.8
Ratios to average net assets:
  Expenses.............................      0.57%      0.57%      0.56%      0.59%      0.58%
  Net investment income................      4.02%      4.19%      4.48%      4.13%      4.19%
Portfolio turnover rate................       109%       167%       295%       295%       201%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           DIVERSIFIED BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.06   $  11.02   $  11.07   $  11.31   $  10.04
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.67       0.69       0.80       0.76       0.76
Net realized and unrealized gains
  (losses) on investments..............     (0.75)      0.08       0.11      (0.27)      1.29
                                         --------   --------   --------   --------   --------
    Total from investment operations...     (0.08)      0.77       0.91       0.49       2.05
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.69)     (0.83)     (0.73)     (0.75)
Distributions from net realized
  gains................................     (0.03)     (0.04)     (0.13)        --      (0.03)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.03)     (0.73)     (0.96)     (0.73)     (0.78)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  10.95   $  11.06   $  11.02   $  11.07   $  11.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     (0.74)%     7.15%      8.57%      4.40%     20.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,253.8   $1,122.6     $816.7     $720.2     $655.8
Ratios to average net assets:
  Expenses.............................      0.43%      0.42%      0.43%      0.45%      0.44%
  Net investment income................      6.25%      6.40%      7.18%      6.89%      7.00%
Portfolio turnover rate................       171%       199%       224%       210%       199%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I and Class II for the periods indicated.

The information for the FOUR YEARS AND PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            EQUITY CLASS I                       EQUITY CLASS II
                                         -----------------------------------------------------  -----------------
                                                              YEAR ENDED
                                                             DECEMBER 31,                        MAY 3, 1999(d)
                                         -----------------------------------------------------       THROUGH
                                           1999       1998       1997       1996      1995(A)   DECEMBER 31, 1999
                                         ---------  ---------  ---------  ---------  ---------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  29.64   $  31.07   $  26.96   $  25.64   $  20.66        $ 32.79
                                         --------   --------   --------   --------   --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.54       0.60       0.69       0.71       0.55           0.28
Net realized and unrealized gains on
  investments..........................      3.02       2.21       5.88       3.88       5.89          (0.60)
                                         --------   --------   --------   --------   --------        -------
    Total from investment operations...      3.56       2.81       6.57       4.59       6.44          (0.32)
                                         --------   --------   --------   --------   --------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.53)     (0.60)     (0.70)     (0.67)     (0.52)         (0.34)
Distributions from net realized
  gains................................     (3.77)     (3.64)     (1.76)     (2.60)     (0.94)         (3.21)
                                         --------   --------   --------   --------   --------        -------
    Total distributions................     (4.30)     (4.24)     (2.46)     (3.27)     (1.46)         (3.55)
                                         --------   --------   --------   --------   --------        -------
Net Asset Value, end of period.........  $  28.90   $  29.64   $  31.07   $  26.96   $  25.64        $ 28.92
                                         ========   ========   ========   ========   ========        =======
TOTAL INVESTMENT RETURN:(b)............     12.49%      9.34%     24.66%     18.52%     31.29%         (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $6,235.0   $6,247.0   $6,024.0   $4,814.0   $3,813.8           $0.3
Ratios to average net assets:
  Expenses.............................      0.47%      0.47%      0.46%      0.50%      0.48%          0.87%(c)
  Net investment income................      1.72%      1.81%      2.27%      2.54%      2.28%          1.33%(c)
Portfolio turnover rate................         9%        25%        13%        20%        18%             9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of Class II shares.

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      FLEXIBLE MANAGED PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  16.56   $  17.28   $  17.79   $  17.86   $  15.50
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.58       0.58       0.59       0.57       0.56
Net realized and unrealized gains on
  investments..........................      0.69       1.14       2.52       1.79       3.15
                                         --------   --------   --------   --------   --------
    Total from investment operations...      1.27       1.72       3.11       2.36       3.17
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.59)     (0.58)     (0.58)     (0.56)
Distributions from net realized
  gains................................     (0.19)     (1.85)     (3.04)     (1.85)     (0.79)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.19)     (2.44)     (3.62)     (2.43)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.64   $  16.56   $  17.28   $  17.79   $  17.86
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      7.78%     10.24%     17.96%     13.64%     24.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,125.3   $5,410.0   $5,490.1   $4,896.9   $4,261.2
Ratios to average net assets:
  Expenses.............................      0.62%      0.61%      0.62%      0.64%      0.63%
  Net investment income................      3.20%      3.21%      3.02%      3.07%      3.30%
Portfolio turnover rate................        76%       138%       227%       233%       173%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                               GLOBAL
                                         ---------------------------------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                         ---------------------------------------------------
                                           1999      1998     1997     1996       1995(A)
                                         ---------  -------  -------  -------  -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  21.16   $17.92   $17.85   $15.53      $13.88
                                         --------   ------   ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.06     0.07     0.09     0.11        0.06
Net realized and unrealized gains
  (losses) on investments..............     10.04     4.38     1.11     2.94        2.14
                                         --------   ------   ------   ------      ------
    Total from investment operations...     10.10     4.45     1.20     3.05        2.20
                                         --------   ------   ------   ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --    (0.16)   (0.13)   (0.11)      (0.24)
Dividends in excess of net investment
  income...............................     (0.10)   (0.12)   (0.10)      --          --
Distributions from net realized
  gains................................     (0.18)   (0.93)   (0.90)   (0.62)      (0.31)
                                         --------   ------   ------   ------      ------
    Total distributions................     (0.28)   (1.21)   (1.13)   (0.73)      (0.55)
                                         --------   ------   ------   ------      ------
Net Asset Value, end of year...........  $  30.98   $21.16   $17.92   $17.85      $15.53
                                         ========   ======   ======   ======      ======
TOTAL INVESTMENT RETURN:(b)                 48.27%   25.08%    6.98%   19.97%      15.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,298.3   $844.5   $638.4   $580.6      $400.1
Ratios to average net assets:
  Expenses.............................      0.84%    0.86%    0.85%    0.92%       1.06%
  Net investment income................      0.21%    0.29%    0.47%    0.64%       0.44%
Portfolio turnover rate................        76%      73%      70%      41%         59%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                        GOVERNMENT INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1999      1998      1997      1996    1995(A)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $ 11.87   $ 11.52   $ 11.22   $ 11.72   $ 10.46
                                         -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.76      0.67      0.75      0.75      0.74
Net realized and unrealized gains
  (losses) on investments..............    (1.08)     0.36      0.30     (0.51)     1.28
                                         -------   -------   -------   -------   -------
    Total from investment operations...    (0.32)     1.03      1.05      0.24      2.02
                                         -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       --     (0.68)    (0.75)    (0.74)    (0.76)
Dividends in excess of net investment
  income...............................       --        --(c)      --       --        --
                                         -------   -------   -------   -------   -------
    Total distributions................       --     (0.68)    (0.75)    (0.74)    (0.76)
                                         -------   -------   -------   -------   -------
Net Asset Value, end of year...........  $ 11.55   $ 11.87   $ 11.52   $ 11.22   $ 11.72
                                         =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN:(b)............    (2.70)%    9.09%     9.67%     2.22%    19.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $335.5    $443.2    $429.6    $482.0    $501.8
Ratios to average net assets:
  Expenses.............................     0.44%     0.43%     0.44%     0.46%     0.45%
  Net investment income................     5.72%     5.71%     6.40%     6.38%     6.55%
Portfolio turnover rate................      106%      109%       88%       95%      195%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              STOCK INDEX
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  37.74   $  30.22   $  23.74   $  19.96   $  14.96
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.44       0.42       0.43       0.40       0.40
Net realized and unrealized gains
  (losses) on investments..............      7.23       8.11       7.34       4.06       5.13
                                         --------   --------   --------   --------   --------
    Total from investment operations...      7.67       8.53       7.77       4.46       5.53
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.43)     (0.42)     (0.42)     (0.40)     (0.38)
Distributions from net realized
  gains................................     (0.53)     (0.59)     (0.87)     (0.28)     (0.15)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.96)     (1.01)     (1.29)     (0.68)     (0.53)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  44.45   $  37.74   $  30.22   $  23.74   $  19.96
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     20.54%     28.42%     32.83%     22.57%     37.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,655.0   $3,548.1   $2,448.2   $1,581.4   $1,031.3
Ratios to average net assets:
  Expenses.............................      0.39%      0.37%      0.37%      0.40%      0.38%
  Net investment income................      1.09%      1.25%      1.55%      1.95%      2.27%
Portfolio turnover rate................         2%         3%         5%         1%         1%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

                                                             PROSPECTUS

       DIVERSIFIED BOND PORTFOLIO                           April 30, 2000

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

            EQUITY PORTFOLIO

         EQUITY INCOME PORTFOLIO

            GLOBAL PORTFOLIO

        HIGH YIELD BOND PORTFOLIO

         MONEY MARKET PORTFOLIO

      PRUDENTIAL JENNISON PORTFOLIO

  SMALL CAPITALIZATION STOCK PORTFOLIO

          STOCK INDEX PORTFOLIO

          20/20 FOCUS PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS
IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

A particular Portfolio may not be available under the variable life insurance or variable annuity contract which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

       1    RISK/RETURN SUMMARY

       1    Investment Objectives and Principal Strategies
       4    Principal Risks
       6    Evaluating Performance

      17    HOW THE PORTFOLIOS INVEST

      17    Investment Objectives and Policies
      17    Diversified Bond Portfolio
      18    Diversified Conservative Growth Portfolio
      20    Equity Portfolio
      21    Equity Income Portfolio
      22    Global Portfolio
      22    High Yield Bond Portfolio
      23    Money Market Portfolio
      24    Prudential Jennison Portfolio
      25    Small Capitalization
      26    Stock Index Portfolio
      27    20/20 Focus Portfolio

      28    OTHER INVESTMENTS AND STRATEGIES

      28    ADRs
      28    Convertible Debt and Convertible Preferred Stock
      28    Derivatives
      28    Dollar Rolls
      28    Forward Foreign Currency Exchange Contracts
      28    Futures
      29    Interest Rate Swaps
      29    Joint Repurchase Account
      29    Loan Participations
      29    Mortgage-related Securities
      29    Options
      29    Real Estate Investment Trusts
      30    Repurchase Agreements
      30    Reverse Repurchase Agreements
      30    Short Sales
      30    Short Sales Against-the-Box
      30    When-issued and Delayed Delivery Securities

      31    INVESTMENT RISKS

      36    HOW THE FUND IS MANAGED

      36    Board of Directors
      36    Investment Adviser
      36    Investment Sub-Advisers
      37    Portfolio Managers

      40    HOW TO BUY AND SELL SHARES OF THE FUND

      40    Net Asset Value
      42    Distributor

      42    OTHER INFORMATION

      42    Federal Income Taxes
      42    European Monetary Union
      42    Monitoring for Possible Conflicts

     F-1    FINANCIAL HIGHLIGHTS

For more information (Back Cover)

RISK/RETURN SUMMARY

THIS PROSPECTUS IS FOR USE WITH THE DISCOVERY CHOICE AND DISCOVERY SELECT(R) ANNUITY CONTRACT AND DESCRIBES ONLY THOSE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND, INC. (THE FUND) THAT ARE AVAILABLE FOR INVESTMENT THROUGH THAT CONTRACT. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE CURRENT PROSPECTUSFOR THE DISCOVERY CHOICE AND DISCOVERY SELECT(R) ANNUITY CONTRACT.

The Fund is a diversified, open-end investment management company -- commonly known as a mutual fund. Eleven of the Fund's seventeen portfolios (the Portfolios) are available under the Discovery Select(R) Annuity Contracts:
DIVERSIFIED BOND PORTFOLIO, DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, EQUITY PORTFOLIO, EQUITY INCOME PORTFOLIO, GLOBAL PORTFOLIO, HIGH YIELD BOND PORTFOLIO, MONEY MARKET PORTFOLIO, PRUDENTIAL JENNISON PORTFOLIO, SMALL CAPITALIZATION STOCK PORTFOLIO, STOCK INDEX PORTFOLIO, 20/20 FOCUS PORTFOLIO.

This section highlights key information about each Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Principal Risks, on page 4. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

DIVERSIFIED BOND PORTFOLIO

The Portfolio's investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

The Portfolio's investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. To achieve our investment objective, we will invest in a diversified portfolio of debt and equity securities. Up to 35% of the Portfolio's total assets may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. The Portfolio may also invest in foreign securities including debt obligations of issuers in emerging markets. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

EQUITY PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

EQUITY INCOME PORTFOLIO

The Portfolio's investment objective is both CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Index (S&P 500) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

GLOBAL PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

HIGH YIELD BOND PORTFOLIO

The Portfolio's investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest primarily in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

MONEY MARKET PORTFOLIO

The Portfolio's investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign.

The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     CREDIT RISK
      o     INTEREST RATE RISK

--------------------------------------------------------------------------------
An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.
--------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

SMALL CAPITALIZATION STOCK PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of publicly-traded companies with small market capitalization. WE ATTEMPT TO DUPLICATE THE PRICE AND YIELD PERFORMANCE OF THE STANDARD & POOR'S SMALL CAPITALIZATION STOCK INDEX (THE S&P SMALLCAP INDEX). The market capitalization of the companies that make up the S&P SmallCap Index may change from time to time. As of February 28, 2000, the S&P SmallCap stocks had market capitalizations of between $33 million and $7.8 billion.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks to duplicate the stocks and their weighting in the S&P SmallCap Index. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     MARKET RISK

STOCK INDEX PORTFOLIO

The Portfolio's investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Index. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     MARKET RISK

20/20 FOCUS PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers

(up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than- average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

      COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

      CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt--also known as "junk bonds"--have a higher risk of default and tend to be less liquid than higher-rated securities.

      FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

      FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

      CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

      POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

      INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

      MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

      For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                      * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990            8.32%
                             1991           16.44%
                             1992            7.19%
                             1993           10.13%
                             1994           -3.23%
                             1995           20.73%
                             1996            4.40%
                             1997            8.57%
                             1998            7.15%
                             1999           -0.74%

Best Quarter: 7.32% (2nd quarter of 1995) Worst Quarter: (2.83)% (1st quarter of
1994)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (5/13/83)
                                    ------      -------    --------   ---------
Class I shares                      (0.74)%     7.80%      7.69%      8.62%
Lehman Aggregate Index**            (0.82)%     7.73%      7.70%      9.99%
Lipper Average***                   (1.62)%     7.83%      7.62%      8.94%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The table below demonstrates the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future. No bar chart is included because as of 12/31/99, the Portfolio did not have one full calendar year of performance.

Best Quarter: 7.79% (4th quarter of 1999) Worst Quarter: (2.16)% (3rd quarter of
1999)

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                                                               (5/3/99)
                                                               --------
Class I shares                                                  6.10%
S&P 500**                                                      10.99%
Lipper Average***                                               1.04%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Income Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990           -5.21%
                             1991           26.01%
                             1992           14.17%
                             1993           21.87%
                             1994            2.78%
                             1995           31.29%
                             1996           18.52%
                             1997           24.66%
                             1998            9.34%
                             1999           12.49%

Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (5/13/83)
                                    ------      -------    --------   ---------
Class I shares                      12.49%      18.99%     15.08%     14.98%
S&P 500**                           21.03%      28.54%     18.19%     17.29%
Lipper Average***                   31.48%      26.45%     17.79%     16.01%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990           -3.73%
                             1991           27.50%
                             1992           10.14%
                             1993           22.28%
                             1994            1.44%
                             1995           21.70%
                             1996           21.74%
                             1997           36.61%
                             1998           -2.38%
                             1999           12.52%

Best Quarter: 16.54% (2nd quarter of 1997) Worst Quarter: (18.14)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (2/19/88)
                                    ------      -------    --------   ---------
Class I shares                      12.52%      17.33%     14.06%     14.70%
S&P 500**                           21.03%      28.54%     18.19%     18.31%
Lipper Average***                    9.78%      20.59%     14.64%     15.05%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990          -12.91%
                             1991           11.39%
                             1992           -3.42%
                             1993           43.14%
                             1994           -4.89%
                             1995           15.88%
                             1996           19.97%
                             1997            6.98%
                             1998           25.08%
                             1999           48.27%

Best Quarter: 31.04% (4th quarter of 1999) Worst Quarter: (14.21)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (9/19/88)
                                    ------      -------    --------   ---------
Class I shares                      48.27%      22.44%     13.38%     14.33%
Morgan Stanley World Index**        24.93%      19.76%     11.42%     12.10%
Lipper Average***                   44.18%      19.42%     11.73%     11.10%
--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990          -11.84%
                             1991           38.99%
                             1992           17.53%
                             1993           19.27%
                             1994           -2.72%
                             1995           17.56%
                             1996           11.39%
                             1997           13.78%
                             1998           -2.36%
                             1999            4.61%

Best Quarter: 15.89% (1st quarter of 1991) Worst Quarter: (9.68)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (2/23/87)
                                    ------      -------    --------   ---------
Class I shares                      4.61%       8.76%       9.78%     7.97%
Lehman High Yield Index**           2.39%       9.31%      10.72%     9.81%
Lipper Average***                   3.83%       9.48%      10.15%     8.35%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lehman High Yield Index is made up of over 700 noninvestment grade bonds. The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990            8.16%
                             1991            6.16%
                             1992            3.79%
                             1993            2.95%
                             1994            4.05%
                             1995            5.80%
                             1996            5.22%
                             1997            5.41%
                             1998            5.39%
                             1999            4.97%

Best Quarter: 2.00% (2nd quarter of 1990) Worst Quarter: 0.71% (2nd quarter of
1993)

*These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (5/13/83)
                                    ------      -------    --------   ---------
Class I shares                      4.97%       5.36%      5.18%      6.30%
Lipper Average**                    4.75%       5.12%      4.88%      6.02%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges.

7-DAY YIELD* (AS OF 12/31/99)
--------------------------------------------------------------------------------

Money Market Portfolio                                   5.65%

Average Money Market Fund**                              5.16%

--------------------------------------------------------------------------------

* The Portfolio's yield is after deduction of expenses and does not include Contract charges.

**Source: IBC Financial Data, Inc. As of 12/28/99, based on 311 funds in the IBC Taxable General Purpose, First and Second Tier Money Market Fund. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1996           14.41%
                             1997           31.71%
                             1998           37.46%
                             1999           41.76%

Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                     SINCE
                                                     INCEPTION
                                    1 YEAR           (4/25/95)
                                    ------           ---------
Class I shares                      41.76%           32.11%
S&P 500**                           21.03%           27.48%
Lipper Average***                   31.48%           25.81%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1996           19.77%
                             1997           25.17%
                             1998           -0.76%
                             1999           12.68%

Best Quarter: 18.08% (4th quarter of 1998) Worst Quarter: (20.61)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                     SINCE
                                                     INCEPTION
                                    1 YEAR           (4/25/95)
                                    ------           ---------
Class I shares                      12.68%           16.08%
S&P SmallCap 600 Index**            12.41%           16.64%
Lipper Average***                   38.28%           18.96%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The S&P SmallCap 600 Index is a capital-weighted index representing the aggregate market value of the common equity of 600 small company stocks. The S&P SmallCap 600 Index is an unmanaged index that includes the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest month-end return (4/30/95). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Small Cap Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest month-end return (4/30/95). Source:
Lipper, Inc.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Return* (Class I shares)

                           [REPRESENTATION OF CHART]

                             1990           -3.63%
                             1991           29.72%
                             1992            7.13%
                             1993            9.66%
                             1994            1.01%
                             1995           37.06%
                             1996           22.57%
                             1997           32.83%
                             1998           28.42%
                             1999           20.54%

Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                                    1 YEAR      5 YEARS    10 YEARS   (10/19/87)
                                    ------      -------    --------   ---------
Class I shares                      20.54%      28.14%     17.75%     18.96%
S&P 500**                           21.03%      28.54%     18.19%     18.50%
Lipper Average***                   20.48%      28.07%     17.74%     18.04%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The table below demonstrates the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future. No bar chart is included because as of 12/31/99, the Portfolio did not have one full calendar year of performance.

Best Quarter: 18.79% (4th quarter of 1999) Worst Quarter: (5.09)% (3rd quarter of 1999)

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                    SINCE
                                    INCEPTION
                                    (5/3/99)
                                    --------
Class I shares                      18.95%
S&P 500**                           10.99%
Lipper Average***                   21.65%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------
OUR STRATEGY                              Debt obligations, in general, are
In general, the value of debt             basically written promises to repay a
obligations moves in the opposite         debt. The terms of repayment vary
direction as interest rates--if a bond    among the different types of debt
is purchased and then interest rates      obligations, as do the commitments of
go up, newer bonds will be worth more     other parties to honor the obligations
relative to existing bonds because        of the issuer of the security. The
they will have a higher rate of           types of debt obligations in which we
interest. We will adjust the mix of       can invest include U.S. government
the Portfolio's short-term,               securities, MORTGAGE-RELATED
intermediate and long term debt           SECURITIES and corporate bonds.
obligations in an attempt to benefit
from price appreciation when interest
rates go down and to incur smaller
declines when rates go up.
--------------------------------------

Usually, at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. We seek to achieve this objective by investing in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------
ASSET ALLOCATION                          Under normal market conditions, we
This Portfolio is designed for            invest approximately 60% of the
investors who want investment             Portfolio's total assets in debt
professionals to make their asset         securities of varying maturities with
allocation decisions for them and         a dollar-weighted average portfolio
are seeking current income and low        maturity of between 4 and 15 years.
to moderate capital appreciation.         (The maturity of a bond is the number
We have contracted with four highly       of years until the principal is due
regarded sub-advisers who each will       and payable. Weighted average maturity
manage a portion of the Portfolio's       is calculated by adding the maturities
assets. In this way, the Portfolio        of all of the bonds in the Portfolio
offers diversification not only of        and dividing by the number of bonds on
asset type, but also of investment        a dollar-weighted basis.)
style. Investors in this Portfolio
should have both sufficient time
and tolerance for risk to accept
periodic declines in the value of
their investment.
--------------------------------------

The types of debt securities in which we can invest include U.S. government securities, corporate debt obligations, asset-backed securities, inflation-indexed bonds of governments and corporations and commercial paper. These debt securities will generally be investment grade. We may also invest up to 35% of the Portfolio's total assets in lower rated securities that are riskier and considered speculative. At the time these high-yield or "junk bonds" are purchased they will have a minimum rating of B by Moody's, S&P or another major rating service. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 25% of the Portfolio's total assets may be invested in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, supranational organizations, and foreign corporations or financial institutions. Up to 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging markets.

The Portfolio will normally invest approximately 40% of its total assets in equity and equity-related securities issued by U.S. and foreign companies. Up to 15% of the Portfolio's total assets may be invested in foreign equity securities, including those of companies in emerging markets. For these purposes, we do not consider American Depository Receipts (ADRS) as foreign securities.

Generally, the Portfolio's assets will be allocated as shown in the table below. However, we may rebalance the Portfolio's assets at any time or add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and policies.

Percent of
Portfolio    Asset
Assets       Class          Sub-adviser                             Investment style
------       -----          -----------                             ----------------
40%          Fixed income   Pacific Investment Management Company   Mostly high-quality debt
                                                                    instruments

20%          Fixed income   The Prudential Investment Corporation   High-yield debt, including junk bonds
                                                                    and emerging market debt

15%          Equities       Jennison Associates LLC                 Growth-oriented, focusing on large-cap
                                                                    stocks

15%          Equities       The Prudential Investment Corporation   Value-oriented, focusing on large-cap
                                                                    stocks

5%           Equities       The Dreyfus Corporation                 Value-oriented, focusing on small-cap
                                                                    and mid-cap stocks

5%           Equities       Franklin Advisers, Inc.                 Growth-oriented, focusing on small-cap
                                                                    and mid-cap stocks.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

We may also invest in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation (stripped securities).

In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, financial indexes and U.S. government securities; engage in foreign currency exchange contracts and related options; purchase and write put and call options on foreign currencies; trade currency futures contracts and options on those contracts; purchase and sell FUTURES on debt securities, U.S. government securities, financial indexes and interest rates and related options; and invest in DELAYED DELIVERY and WHEN-ISSUED securities.

The Portfolio may also enter into SHORT SALES. No more than 5% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
VALUE APPROACH                            To achieve our investment objective,
We use a value approach to investing      we invest primarily in common stocks
which means we look for companies         of major established corporations as
whose stock is selling below the price    well as smaller companies.
that we believe reflects its true
worth based on earnings, book value       A portion of the Portfolio's assets
and other financial measures.             may be invested in short, intermediate
                                          or long-term debt obligations,
To achieve our value investment           including convertible and
strategy, we usually buy securities       nonconvertible preferred stock and
that are out of favor and that many       other equity-related securities. Up to
other investors are selling. We           5% of these holdings may be rated
attempt to invest in companies and        below investment grade. These
industries before other investors         securities are considered speculative
recognize their true value.               and are sometimes referred to as "junk
--------------------------------------    bonds."


Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Index (S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
CONTRARIAN APPROACH                       We will normally invest at least 65%
To achieve our value investment           of the Portfolio's total assets in
strategy, we generally take a strong      equity and equity-related securities.
contrarian approach to investing. In      We buy common stock of companies of
other words, we usually buy securities    every size--small, medium and large
that are out of favor and that many       capitalization. When deciding which
other investors are selling, and we       stocks to buy, we look at a company's
attempt to invest in companies and        earnings, balance sheet and cash flow
industries before other investors         and then at how these factors impact
recognize their true value. Using these   the stock's price and return. We also
guidelines, we focus on long-term         buy equity-related securities--like
performance, not short-term gain.         bonds, corporate notes and preferred
--------------------------------------    stock--that can be converted into a
                                          company's common stock or other equity
                                          security.

Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
GLOBAL INVESTING                          When selecting stocks, we use a growth
This Portfolio is intended to provide     approach which means we look for
investors with the opportunity to         companies that have above-average
invest in companies located throughout    growth prospects. In making our stock
the world. Although we are not required   picks, we look for companies that have
to invest in a minimum number of          had growth in earnings and sales, high
countries, we intend generally to         returns on equity and assets or other
invest in at least three countries,       strong financial characteristics.
including the U.S. However, in response   Often, the companies we choose have
to market conditions, we can invest up    superior management, a unique market
to 35% of the Portfolio's total assets    niche or a strong new product.
in any one country other than the U.S.
--------------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
HIGH YIELD/HIGH RISK                      Normally, we will invest at least 80%
Lower rated and comparable unrated        of the Portfolio's total assets in
securities tend to offer better yields    medium to lower rated debt securities.
than higher rated securities with the     These high-yield or "junk bonds" are
same maturities because the issuer's      riskier than higher rated bonds and
past financial condition may not have     are considered speculative.
been as strong as that of higher rated
issuers. Changes in the perception of     The Portfolio may also invest up to
the creditworthiness of the issuers of    20% of its total assets in U.S. dollar
lower rated securities tend to occur      denominated DEBT SECURITIES issued
more frequently and in a more             outside the U.S. by foreign and U.S.
pronounced manner than for issuers of     issuers.
higher rated securities.
--------------------------------------

The Portfolio may also acquire CONVERTIBLE AND NONCONVERTIBLE DEBT SECURITIES and PREFERRED STOCK. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal circumstances, the Portfolio may invest in money market instruments and commercial paper of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------
STEADY NET ASSET VALUE                    We invest in a diversified portfolio
The net asset value for the Portfolio     of short-term debt obligations issued
will ordinarily remain at $10 per share   by the U.S. government, its agencies
because dividends are declared and        and instrumentalities, as well as
reinvested daily. The price of each       commercial paper, asset backed
share remains the same, but you will      securities, funding agreements,
have more shares when dividends are       certificates of deposit, floating and
declared.                                 variable rate demand notes, notes and
--------------------------------------    other obligations issued by banks,
                                          corporations and other companies
                                          (including trust structures), and
                                          obligations issued by foreign banks,
                                          companies or foreign governments.


We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS.

--------------------------------------------------------------------------------
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment of $10 per share, it is possible to lose money by investing in the Portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
INVESTMENT STRATEGY                       In pursuing our objective, we normally
We seek to invest in equity securities    invest 65% of the Portfolio's total
of established companies with             assets in common stocks and preferred
above-average growth prospects. We        stocks of companies with
select stocks on a company-by-company     capitalization in excess of $1
basis using fundamental analysis. In      billion.
making our stock picks, we look for
companies that have had growth in         For the balance of the Portfolio, we
earnings and sales, high returns on       may invest in common stocks, preferred
equity and assets or other strong         stocks and other equity-related
financial characteristics. Often, the     securities of companies that are
companies we choose have superior         undergoing changes in management,
management, a unique market niche or a    product and/or marketing dynamics
strong new product.                       which we believe have not yet been
--------------------------------------    reflected in reported earnings or
                                          recognized by investors.


In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
SMALL CAPITALIZATION STOCK PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

---------------------------------------
S&P SMALLCAP INDEX                        To achieve this objective, we attempt
We attempt to duplicate the performance   to duplicate the performance of the
of the Standard & Poor's Small            S&P SmallCap Index. Normally we do
Capitalization Stock Index (S&P           this by investing in all or a
SmallCap Index), a market-weighted        representative sample of the stocks in
index which consists of 600 smaller       the S&P SmallCap Index. Thus, the
capitalization U.S. stocks. The market    Portfolio is not "managed" in the
capitalization of the companies that      traditional sense of using market and
make up the S&P SmallCap Index may        economic analyses to select stocks.
change from time to time--as of
February 28, 2000, the S&P SmallCap       The Portfolio may also hold cash or
stocks had market capitalizations of      cash equivalents, in which case its
between $33 million and $7.8 billion.     performance will differ from the
They are selected for market size,        Index's.
liquidity and industry group. The S&P
SmallCap Index has above-average risk
and may fluctuate more than the S&P 500
Index.
---------------------------------------

We attempt to minimize these differences by using stock index FUTURES CONTRACTS, OPTIONS on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on equity securities and stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
A stock's inclusion in the S&P SmallCap Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's Small Capitalization Stock Index" and "Standard & Poor's SmallCap 600" are trademarks of McGraw Hill.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

---------------------------------------
S&P 500 INDEX                             Under normal conditions, we attempt to
We attempt to duplicate the performance   invest in all 500 stocks represented
of the S&P 500 Index (500 Index), a       in the S&P 500 Index in proportion to
market- weighted index which represents   their weighting in the 500 Index. We
more than 70% of the market value of      will attempt to remain as fully
all publicly-traded common stocks.        invested in the S&P 500 stocks as
---------------------------------------   possible in light of cash flow into
                                          and out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the 500 Index. We attempt to minimize differences in the performance of the Portfolio and the 500 Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

---------------------------------------
VALUE & GROWTH APPROACHES                 To achieve this objective, the
Our strategy is to combine the efforts    Portfolio will invest primarily in up
of two outstanding portfolio managers,    to 40 equity securities of U.S.
each with a different investment style,   companies that are selected by the
and to invest in only the favorite        Portfolio's two portfolio managers as
stock picks of each manager. One          having strong capital appreciation
manager will invest using a value         potential. Each portfolio manager will
approach, which means he will attempt     manage his own portion of the
to identify strong companies selling at   Portfolio's assets, which will usually
a discount from their perceived true      include a maximum of 20 securities.
value. The other manager will use a       Because the Portfolio will be
growth approach, which means he seeks     investing in 40 or fewer securities,
companies that exhibit higher-than-       an investment in this Portfolio may be
average earnings growth.                  riskier than an investment in a more
---------------------------------------   widely diversified fund. We intend to
                                          be fully invested, holding less than
                                          5% in cash, under normal market
                                          conditions.


Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in cash, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and derivatives. Up to 20% of the Portfolio's total assets may be invested in foreign securities. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may invest in high quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell FUTURES CONTRACTS on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

* * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS--Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar--but not necessarily the same--security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS--In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

LOAN PARTICIPATIONS--In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS--In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Except for the Money Market Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.

====================================================================================================================================
 INVESTMENT               PORTFOLIO &
    TYPE                   % OF ASSETS                              RISKS                                 POTENTIAL REWARDS
====================================================================================================================================
MONEY MARKET       All Portfolios                      o  Limits potential for capital           o  May preserve the Portfolio's
INSTRUMENTS        (% varies)                             appreciation                              assets

                                                       o  See credit risk and market risk

------------------------------------------------------------------------------------------------------------------------------------

EQUITY AND         Equity securities:                  o  Individual stocks could lose value     o  Historically, stocks have
EQUITY-RELATED     All Portfolios except Money                                                      outperformed other investments
SECURITIES         Market                              o  The equity markets could go down,         over the long term
                   (% varies)                             resulting in a decline in value of
                                                          the Portfolio's investments            o  Generally, economic growth
                   Equity-related securities:                                                       means higher corporate profits,
                   Diversified Bond, Diversified       o  Changes in economic or political          which lead to an increase in
                   Conservative Growth, Equity,           conditions, both domestic and             stock prices, known as capital
                   Equity Income, Global, High            international, may result in a            appreciation
                   Yield Bond, Prudential                 decline in value of the Portfolio's
                   Jennison, 20/20 Focus                  investments
                   (% varies)

------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME       All Portfolios except Small         o  The Portfolio's holdings, share        o  Regular interest income
OBLIGATIONS        Capitalization Stock, Stock            price and total return may
                   Index                                  fluctuate in response to bond          o  High-quality debt obligations
                   (% varies)                             market movements                          are generally more secure than
                                                                                                    stocks since companies must pay
                                                       o  Credit risk--the risk that the            their debts before they pay
                                                          default of an issuer would leave          dividends
                                                          the Portfolio with unpaid interest
                                                          and/or principal. The lower a          o  Most bonds will rise in value
                                                          bond's quality, the higher its            when interest rates fall
                                                          potential volatility
                                                                                                 o  Bonds have generally
                                                       o  Market risk--the risk that the            outperformed money market
                                                          market value of an investment may         instruments over the long term,
                                                          move up or down, sometimes rapidly        with less risk than stocks
                                                          or unpredictably. Market risk may
                                                          affect an industry, a sector, or       o  Investment grade bonds have a
                                                          the market as a whole                     lower risk of default than junk
                                                                                                    bonds
                                                       o  Interest rate risk--the risk that
                                                          the value of most bonds will fall
                                                          when interest rates rise. The
                                                          longer a bond's maturity and the
                                                          lower its credit quality, the more
                                                          its value typically falls. It can
                                                          lead to price volatility

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 INVESTMENT               PORTFOLIO &
    TYPE                   % OF ASSETS                              RISKS                                 POTENTIAL REWARDS
====================================================================================================================================
HIGH-YIELD DEBT    Diversified Bond, Diversified       o  Higher market risk                     o  May offer higher interest
SECURITIES         Conservative Growth, Equity,                                                     income than higher quality debt
                   Equity Income, Global, High         o  Higher credit risk                        securities
(JUNK BONDS)       Yield Bond
                   (% varies)                          o  May be more illiquid (harder to
                                                          value and sell), in which case
                                                          valuation would depend more on the
                                                          investment adviser's judgment than
                                                          is generally the case with higher
                                                          rated securities

------------------------------------------------------------------------------------------------------------------------------------

FOREIGN            Diversified Bond, Diversified       o  Foreign markets, economies and         o  Investors can participate in
SECURITIES         Conservative Growth, Equity,           political systems may not be as           foreign markets and companies
                   Equity Income, Global, High            stable as in the U.S.                     operating in those markets
                   Yield Bond, Money Market,
                   Prudential Jennison, 20/20          o  Currency risk--changing values of      o  May profit from changing values
                   Focus                                  foreign currencies can cause losses       of foreign currencies
                   (% varies)
                                                       o  May be less liquid than U.S. stocks    o  Opportunities for
                   Options on Foreign Currencies:         and bonds                                 diversification
                   Diversified Conservative Growth,
                   Equity, Equity Income, Global,      o  Differences in foreign laws,
                   Prudential Jennison, 20/20 Focus       accounting standards, public
                   (% varies)                             information, custody and settlement
                                                          practices provide less reliable
                   Futures on Foreign Currencies:         information on foreign investments
                   Diversified Conservative               and involve more risk
                   Growth, Equity, Equity
                   Income, Global, Prudential
                   Jennison, 20/20 Focus
                   (% varies)

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 INVESTMENT               PORTFOLIO &
    TYPE                   % OF ASSETS                              RISKS                                 POTENTIAL REWARDS
====================================================================================================================================
DERIVATIVES        Options on Equity Securities:       o  Derivatives, such as futures,          o  A Portfolio could make money and
                   Diversified Conservative Growth,       options and foreign currency              protect against losses if the
                   Equity, Equity Income, Global,         forward contracts that are used for       investment analysis proves
                   Prudential Jennison, Small             hedging purposes, may not fully           correct
                   Capitalization Stock, Stock            offset the underlying positions and
                   Index, 20/20 Focus                     this could result in losses to the     o  Derivatives that involve
                   (% varies)                             Portfolio that would not have             leverage could generate
                                                          otherwise occurred                        substantial gains at low cost
                   Options on Debt Securities:
                   Diversified Bond, Diversified       o  Derivatives used for risk              o  One way to manage a Portfolio's
                   Conservative Growth, High Yield        management may not have the               risk/return balance is to lock
                   Bond                                   intended effects and may result in        in the value of an investment
                   (% varies)                             losses or missed opportunities            ahead of time

                   Options on Stock Indexes:           o  The other party to a derivatives
                   Diversified Conservative Growth,       contract could default
                   Equity, Equity Income, Global,
                   Prudential Jennison, Small          o  Derivatives that involve leverage
                   Capitalization Stock, Stock            could magnify losses
                   Index, 20/20 Focus
                   (% varies)                          o  Certain types of derivatives
                                                          involve costs to the Portfolio that
                   Futures Contracts on stock indexes:    can reduce returns
                   Diversified Conservative Growth,
                   Equity, Equity Income, Global,
                   Prudential Jennison, Small
                   Capitalization Stock, Stock Index,
                   20/20 Focus
                   (% varies)

                   Futures on debt securities and
                   interest rate indexes: Diversified
                   Bond, Diversified Conservative
                   Growth, Global,  High Yield Bond
                   (% varies)

                   Interest Rate Swaps: Diversified
                   Bond, Diversified Conservative
                   Growth, High Yield Bond
                   (% varies)

------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 INVESTMENT               PORTFOLIO &
    TYPE                   % OF ASSETS                              RISKS                                 POTENTIAL REWARDS
====================================================================================================================================
MORTGAGE-RELATED   Diversified Bond, Diversified       o  Prepayment risk--the risk that the     o  Regular interest income
SECURITIES         Conservative Growth, Money Market,     underlying mortgage or other debt
                   Prudential Jennison                    may be prepaid partially or            o  Pass-through instruments
                   (% varies)                             completely, generally during              provide greater diversification
                                                          periods of falling interest rates,        than direct ownership of loans
                                                          which could adversely affect yield
                                                          to maturity and could require the      o  Certain mortgage-backed
                                                          yielding securities                       securities may benefit from
                                                                                                    security interest in real estate
                                                       o  Credit risk--the risk that the            collateral
                                                          underlying mortgages will not be
                                                          paid by debtors or by credit
                                                          insurers or guarantors of such
                                                          instruments. Some mortgage
                                                          securities are unsecured or secured
                                                          by lower-rated issuers or
                                                          guarantors and thus may involve
                                                          greater risk

                                                       o  Market risk

------------------------------------------------------------------------------------------------------------------------------------

ZERO COUPON        Diversified Conservative Growth     o  Typically subject to greater           o  Value rises faster when interest
BONDS              (% varies)                             volatility and less liquidity in          rates fall
                                                          adverse markets than other debt
                                                          securities

                                                       o  Credit risk

                                                       o  Market risk

------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE        20/20 Focus                         o  Performance depends on the strength    o  Real estate holdings can
INVESTMENT         (% varies)                             of real estate markets, REIT              generate good returns from
TRUSTS                                                    management and property management        rents, rising market values,
                                                          which can be affected by many             etc.
(REITS)                                                   factors, including national and
                                                          regional economic conditions           o  Greater diversification than
                                                                                                    direct ownership

------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID           All Portfolios except Money         o  May be difficult to value precisely    o  May offer a more attractive
SECURITIES         Market (up to15% of net assets)                                                  yield or potential for growth
                   Money Market Portfolio\ (10%        o  May be difficult to sell at the           than more widely traded
                   of net assets)                         time or price desired                     securities

------------------------------------------------------------------------------------------------------------------------------------

LOAN               Diversified Bond, Diversified       o  Credit risk                           o  May offer right to receive
PARTICIPATIONS     Conservative Growth, High Yield                                                 principal, interest and fees
                   Bond, Money Market                  o  Market risk                              without as much risk as lender
                   (% varies)
                                                       o  A Portfolio has no rights against
                                                          the borrower in the event the
                                                          borrower does not repay the loan
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 INVESTMENT               PORTFOLIO &
    TYPE                   % OF ASSETS                              RISKS                                 POTENTIAL REWARDS
====================================================================================================================================
WHEN-ISSUED AND    When-issued and delayed delivery    o  Use of such instruments and          o  Use of instruments may magnify
DELAYED DELIVERY   securities: Diversified Bond,          strategies may magnify underlying       underlying investment gains
SECURITIES,        Diversified Conservative Growth,       investment losses
REVERSE            Equity, Equity Income, Global,
REPURCHASE         High Yield Bond, Money Market,      o  Investment costs may exceed
AGREEMENTS,        Prudential Jennison, Small             potential underlying investment
DOLLAR ROLLS AND   Capitalization Stock, 20/20 Focus      gains
SHORT SALES        (% varies)

                   Reverse Repurchase Agreements:
                   Diversified Bond, Diversified
                   Conservative Growth, High Yield
                   Bond, Money Market and the money
                   market portion of any Portfolio
                   (% varies)

                   Dollar Rolls:
                   Diversified Bond, Diversified
                   Conservative Growth, High Yield
                   Bond
                   (% varies)

                   Short Sales:
                   Diversified Bond, Diversified
                   Conservative Growth, High Yield
                   Bond, 20/20 Focus
                   (% varies)

                   Short Sales Against the Box:
                   All Portfolios except the Money
                   Market
                   (% varies)
------------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

--------------------------------------------------------------------------------
                                                    TOTAL ADVISORY FEES AS % OF
PORTFOLIO                                                AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Diversified Bond                                                 0.40
Diversified Conservative Growth                                  0.75
Equity                                                           0.45
Equity Income                                                    0.40
Global                                                           0.75
High Yield Bond                                                  0.55
Money Market                                                     0.40
Prudential Jennison                                              0.60
Small Capitalization Stock                                       0.40
Stock Index                                                      0.35
20/20 Focus                                                      0.75
--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-advisers listed below and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the assets for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1999, Jennison had over $59 billion in assets under management for institutional and mutual fund clients.

For the Diversified Conservative Growth Portfolio, Prudential serves as overall investment manager and is responsible for selecting sub-advisers to handle the day-to-day investment management and monitoring their performance. With Board approval, Prudential is permitted to change or add sub-advisers or enter into a new agreement with a current sub-adviser without shareholder approval. The Fund will notify shareholders of any new sub-adviser. Listed below are the current sub-advisers for the Diversified Conservative Growth Portfolio:

      JENNISON. (See above.)

      PRUDENTIAL INVESTMENT CORPORATION. (See above.)

      FRANKLIN ADVISERS, INC. (Franklin) is located at 777 Mariners Island Blvd., San Mateo, California 94404 and is a wholly owned subsidiary of Franklin Resources, Inc. As of December 31, 1999, Franklin and its affiliates managed over $235 billion in assets.

      THE DREYFUS CORPORATION (Dreyfus) is located at 200 Park Avenue, New York, New York, 10166 and is a subsidiary of Mellon Bank corporation. As of December 31, 1999, Dreyfus managed over $129 billion in assets.

      PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 1999, PIMCO managed over $186 million in assets.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Diversified Bond, Diversified Conservative Growth, High Yield Bond and Money Market Portfolios, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

DIVERSIFIED BOND PORTFOLIO

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

CORPORATE

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $47.3 billion.

      TEAM LEADER: Steven Kellner. GENERAL INVESTMENT EXPERIENCE: 13 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with mutual fund experience.

      SECTOR: U.S. investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

The equity portion of the Portfolio advised by Jennison is managed by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the Prudential Jennison Portfolio and the 20/20 Focus Portfolio.

Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Mr. Del Balso is also one of the co-managers of the Prudential Jennsion Portfolio.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Research and Management Company, where she was a member of the Investment Committee. Ms. McCarragher is also one of the co-managers of the Prudential Jennison Portfolio.

Thomas R. Jackson manages the equity portion of the Portfolio assigned to PIC. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. He is a member of the New York Society of Security Analysts.

The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the Prudential fixed income portion of the Portfolio. For further information about the High Yield Team, see the description under "High Yield Bond Portfolio" below.

Edward B. Jamieson, Michael McCarthy and Aidan O'Connell manage the portion of the Portfolio assigned to Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups. He has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin, Mr. O'Connell was a research associate and corporate finance associate with Hambrecht & Quist.

William R. Rydell, CFA and Mark W. Sikorski, CFA, manage the portion of the Portfolio assigned to Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior to joining Mellon, he managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

John Hague manages the portion of the Portfolio assigned to PIMCO. Mr. Hague is a Managing Director of PIMCO and has managed fixed income assets for PIMCO and its predecessor since 1989.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. (See description under "Diversified Conservative Growth Portfolio," above.)

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988.

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the fixed income portfolio of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

HIGH YIELD

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $9.4 billion.

      TEAM LEADER: Casey Walsh. GENERAL INVESTMENT EXPERIENCE: 17 years.

      PORTFOLIO MANAGERS: 7. AVERAGE GENERAL INVESTMENT EXPERIENCE: 19 years, which includes team members with significant mutual fund experience.

      SECTOR: Below-investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

MONEY MARKET PORTFOLIO

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

MONEY MARKET

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $3.6 billion.

      TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

      SECTOR: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

      INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio is managed by Messrs. Segalas and Kannry and Ms. McCarragher of Jennison since 1999. (See description under "Diversified Conservative Growth Portfolio," above.)

SMALL CAPITALIZATION STOCK PORTFOLIO

Wai Chiang, Vice President of Prudential Investments, has managed this Portfolio since its inception in 1995. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990.

20/20 FOCUS PORTFOLIO

Thomas R. Jackson, Managing Director of Prudential Investments, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.)

Spiros Segalas, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under variable life insurance and variable annuity contracts, including the Discovery Select(R) Annuity Contract.

Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts.

HOW TO BUY AND SELL SHARES

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for the Discovery Select(R) Annuity Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day -- at 4:15 p.m. New York time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined as of 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              DIVERSIFIED BOND
                                            ----------------------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                            ----------------------------------------------------
                                              1999       1998       1997       1996     1995(A)
                                            --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year........  $  11.06   $  11.02   $  11.07   $  11.31   $  10.04
                                            --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................      0.67       0.69       0.80       0.76       0.76
Net realized and unrealized gains (losses)
  on investments..........................     (0.75)      0.08       0.11      (0.27)      1.29
                                            --------   --------   --------   --------   --------
    Total from investment operations......     (0.08)      0.77       0.91       0.49       2.05
                                            --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        --      (0.69)     (0.83)     (0.73)     (0.75)
Distributions from net realized gains.....     (0.03)     (0.04)     (0.13)        --      (0.03)
                                            --------   --------   --------   --------   --------
    Total distributions...................     (0.03)     (0.73)     (0.96)     (0.73)     (0.78)
                                            --------   --------   --------   --------   --------
Net Asset Value, end of year..............  $  10.95   $  11.06   $  11.02   $  11.07   $  11.31
                                            ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)...............     (0.74)%     7.15%      8.57%      4.40%     20.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).....  $1,253.8   $1,122.6     $816.7     $720.2     $655.8
Ratios to average net assets:
  Expenses................................      0.43%      0.42%      0.43%      0.45%      0.44%
  Net investment income...................      6.25%      6.40%      7.18%      6.89%      7.00%
Portfolio turnover rate...................       171%       199%       224%       210%       199%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request.

                                            DIVERSIFIED
                                           CONSERVATIVE
                                              GROWTH
                                         -----------------
                                          MAY 3, 1999(a)
                                              THROUGH
                                         DECEMBER 31, 1999
                                         -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...       $ 10.00
                                              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................          0.22
Net realized and unrealized gains
  (losses) on investments..............          0.39
                                              -------
    Total from investment operations...          0.61
                                              -------
LESS DISTRIBUTIONS:
Dividends from net investment income...         (0.22)
Dividends in excess of net investment
  income...............................         (0.02)
                                              -------
    Total distributions................         (0.24)
                                              -------
Net Asset Value, end of period.........       $ 10.37
                                              =======
TOTAL INVESTMENT RETURN:(b)............          6.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................        $115.8
Ratios to average net assets:
  Expenses.............................          1.05%(c)
  Net investment income................          3.74%(c)
Portfolio turnover rate................           107%

(a) Commencement of investment operations.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I and Class II for the periods indicated.

The information for the FOUR YEARS AND PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              EQUITY CLASS I                         EQUITY CLASS II
                                         ---------------------------------------------------------  -----------------
                                                                YEAR ENDED
                                                               DECEMBER 31,                          MAY 3, 1999(d)
                                         ---------------------------------------------------------       THROUGH
                                           1999       1998       1997       1996        1995(A)     DECEMBER 31, 1999
                                         ---------  ---------  ---------  ---------  -------------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  29.64   $  31.07   $  26.96   $  25.64     $  20.66          $ 32.79
                                         --------   --------   --------   --------     --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.54       0.60       0.69       0.71         0.55             0.28
Net realized and unrealized gains on
  investments..........................      3.02       2.21       5.88       3.88         5.89            (0.60)
                                         --------   --------   --------   --------     --------          -------
    Total from investment operations...      3.56       2.81       6.57       4.59         6.44            (0.32)
                                         --------   --------   --------   --------     --------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.53)     (0.60)     (0.70)     (0.67)       (0.52)           (0.34)
Distributions from net realized
  gains................................     (3.77)     (3.64)     (1.76)     (2.60)       (0.94)           (3.21)
                                         --------   --------   --------   --------     --------          -------
    Total distributions................     (4.30)     (4.24)     (2.46)     (3.27)       (1.46)           (3.55)
                                         --------   --------   --------   --------     --------          -------
Net Asset Value, end of period.........  $  28.90   $  29.64   $  31.07   $  26.96     $  25.64          $ 28.92
                                         ========   ========   ========   ========     ========          =======
TOTAL INVESTMENT RETURN:(b)............     12.49%      9.34%     24.66%     18.52%       31.29%           (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $6,235.0   $6,247.0   $6,024.0   $4,814.0     $3,813.8             $0.3
Ratios to average net assets:
  Expenses.............................      0.47%      0.47%      0.46%      0.50%        0.48%            0.87%(c)
  Net investment income................      1.72%      1.81%      2.27%      2.54%        2.28%            1.33%(c)
Portfolio turnover rate................         9%        25%        13%        20%          18%               9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of Class II shares.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                          EQUITY INCOME PORTFOLIO
                                         ---------------------------------------------------------
                                                                YEAR ENDED
                                                               DECEMBER 31,
                                         ---------------------------------------------------------
                                           1999       1998       1997       1996        1995(A)
                                         ---------  ---------  ---------  ---------  -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  20.03   $  22.39   $  18.51   $  16.27     $  14.48
                                         --------   --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.51       0.56       0.61       0.58         0.64
Net realized and unrealized gains
  (losses) on investments..............      1.89      (1.03)      6.06       2.88         2.50
Dividends and distributions............
                                         --------   --------   --------   --------     --------
    Total from investment operations...      2.40      (0.47)      6.67       3.46         3.14
                                         --------   --------   --------   --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.50)     (0.59)     (0.57)     (0.71)       (0.62)
Distributions from net realized
  gains................................     (2.41)     (1.30)     (2.22)     (0.51)       (0.73)
                                         --------   --------   --------   --------     --------
    Total distributions................     (2.91)     (1.89)     (2.79)     (1.22)       (1.35)
                                         --------   --------   --------   --------     --------
Net Asset Value, end of year...........  $  19.52   $  20.03   $  22.39   $  18.51     $  16.27
                                         ========   ========   ========   ========     ========
TOTAL INVESTMENT RETURN:(b)............     12.52%     (2.38)%    36.61%     21.74%       21.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $2,024.0   $2,142.3   $2,029.8   $1,363.5     $1,110.0
Ratios to average net assets:
  Expenses.............................      0.42%      0.42%      0.41%      0.45%        0.43%
  Net investment income................      2.34%      2.54%      2.90%      3.36%        4.00%
Portfolio turnover rate................        16%        20%        38%        21%          64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                               GLOBAL
                                         ---------------------------------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                         ---------------------------------------------------
                                           1999      1998     1997     1996       1995(A)
                                         ---------  -------  -------  -------  -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  21.16   $17.92   $17.85   $15.53      $13.88
                                         --------   ------   ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.06     0.07     0.09     0.11        0.06
Net realized and unrealized gains
  (losses) on investments..............     10.04     4.38     1.11     2.94        2.14
                                         --------   ------   ------   ------      ------
    Total from investment operations...     10.10     4.45     1.20     3.05        2.20
                                         --------   ------   ------   ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --    (0.16)   (0.13)   (0.11)      (0.24)
Dividends in excess of net investment
  income...............................     (0.10)   (0.12)   (0.10)      --          --
Distributions from net realized
  gains................................     (0.18)   (0.93)   (0.90)   (0.62)      (0.31)
                                         --------   ------   ------   ------      ------
    Total distributions................     (0.28)   (1.21)   (1.13)   (0.73)      (0.55)
                                         --------   ------   ------   ------      ------
Net Asset Value, end of year...........  $  30.98   $21.16   $17.92   $17.85      $15.53
                                         ========   ======   ======   ======      ======
TOTAL INVESTMENT RETURN:(b)                 48.27%   25.08%    6.98%   19.97%      15.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,298.3   $844.5   $638.4   $580.6      $400.1
Ratios to average net assets:
  Expenses.............................      0.84%    0.86%    0.85%    0.92%       1.06%
  Net investment income................      0.21%    0.29%    0.47%    0.64%       0.44%
Portfolio turnover rate................        76%      73%      70%      41%         59%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            HIGH YIELD BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   7.21   $   8.14   $   7.87   $   7.80   $   7.37
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.79       0.77       0.78       0.80       0.81
Net realized and unrealized gains
  (losses) on investments..............     (0.46)     (0.94)      0.26       0.06       0.46
Dividends and distributions............
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.33      (0.17)      1.04       0.86       1.27
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.02)     (0.76)     (0.77)     (0.78)     (0.84)
Dividends in excess of net investment
  income...............................        --         --         --      (0.01)        --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.02)     (0.76)     (0.77)     (0.79)     (0.84)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $   7.52   $   7.21   $   8.14   $   7.87   $   7.80
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      4.61%     (2.36)%    13.78%     11.39%     17.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $802.2     $789.3     $568.7     $432.9     $367.9
Ratios to average net assets:
  Expenses.............................      0.60%      0.58%      0.57%      0.63%      0.61%
  Net investment income................     10.48%     10.31%      9.78%      9.89%     10.34%
Portfolio turnover rate................        58%        63%       106%        88%       139%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            MONEY MARKET
                                         ---------------------------------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                         ---------------------------------------------------
                                           1999      1998     1997     1996       1995(A)
                                         ---------  -------  -------  -------  -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  10.00   $10.00   $10.00   $10.00      $10.00
                                         --------   ------   ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................      0.49     0.52     0.54     0.51        0.56
Dividends and distributions............     (0.49)   (0.52)   (0.54)   (0.51)      (0.56)
                                         --------   ------   ------   ------      ------
Net Asset Value, end of year...........  $  10.00   $10.00   $10.00   $10.00      $10.00
                                         ========   ======   ======   ======      ======
TOTAL INVESTMENT RETURN:(b)............      4.97%    5.39%    5.41%    5.22%       5.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,335.5   $920.2   $657.5   $668.8      $613.3
Ratios to average net assets:
  Expenses.............................      0.42%    0.41%    0.43%    0.44%       0.44%
  Net investment income................      4.90%    5.20%    5.28%    5.10%       5.64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              PRUDENTIAL JENNISON
                                         --------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,                APRIL 25, 1995(d)(a)
                                         ----------------------------------------           TO
                                           1999       1998       1997      1996     DECEMBER 31, 1995
                                         ---------  ---------  --------  --------  --------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  23.91   $  17.73   $ 14.32   $ 12.55         $  10.00
                                         --------   --------   -------   -------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.05       0.04      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      9.88       6.56      4.48      1.78             2.54
                                         --------   --------   -------   -------         --------
    Total from investment operations...      9.93       6.60      4.52      1.80             2.56
                                         --------   --------   -------   -------         --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.05)     (0.04)    (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.40)     (0.38)    (1.07)       --               --
                                         --------   --------   -------   -------         --------
    Total distributions................     (1.45)     (0.42)    (1.11)    (0.03)           (0.01)
                                         --------   --------   -------   -------         --------
Net Asset Value, end of period.........  $  32.39   $  23.91   $ 17.73   $ 14.32         $  12.55
                                         ========   ========   =======   =======         ========
TOTAL INVESTMENT RETURN:(b)............     41.76%     37.46%    31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $2,770.7   $1,198.7    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.63%      0.63%     0.64%     0.66%            0.79%(c)
  Net investment income................      0.17%      0.20%     0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        58%        54%       60%       46%              37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of investment operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             SMALL CAPITALIZATION STOCK
                                         ------------------------------------------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,                     APRIL 25, 1995
                                         --------------------------------------              TO
                                           1999      1998      1997      1996       DECEMBER 31, 1995(A)
                                         --------  --------  --------  --------  --------------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $ 14.71   $ 15.93   $ 13.79   $ 11.83            $ 10.00
                                         -------   -------   -------   -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.10      0.09      0.10      0.09               0.08
Net realized and unrealized gains
  (losses) on investments..............     1.71     (0.25)     3.32      2.23               1.91
                                         -------   -------   -------   -------            -------
    Total from investment operations...     1.81     (0.16)     3.42      2.32               1.99
                                         -------   -------   -------   -------            -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       --     (0.09)    (0.10)    (0.09)             (0.04)
Distributions from net realized
  gains................................    (0.27)    (0.97)    (1.18)    (0.27)             (0.12)
                                         -------   -------   -------   -------            -------
    Total distributions................    (0.27)    (1.06)    (1.28)    (0.36)             (0.16)
                                         -------   -------   -------   -------            -------
Net Asset Value, end of period.........  $ 16.25   $ 14.71   $ 15.93   $ 13.79            $ 11.83
                                         =======   =======   =======   =======            =======
TOTAL INVESTMENT RETURN:(b)............    12.68%    (0.76)%   25.17%    19.77%             19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................   $437.5    $360.4    $290.3    $147.9              $47.5
Ratios to average net assets:
  Expenses.............................     0.45%     0.47%     0.50%     0.56%              0.60%
  Net investment income................     0.70%     0.57%     0.69%     0.87%              0.68%
Portfolio turnover rate................       31%       26%       31%       13%                32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of investment operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                STOCK INDEX
                                         ---------------------------------------------------------
                                                                YEAR ENDED
                                                               DECEMBER 31,
                                         ---------------------------------------------------------
                                           1999       1998       1997       1996        1995(A)
                                         ---------  ---------  ---------  ---------  -------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  37.74   $  30.22   $  23.74   $  19.96     $  14.96
                                         --------   --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.44       0.42       0.43       0.40         0.40
Net realized and unrealized gains
  (losses) on investments..............      7.23       8.11       7.34       4.06         5.13
                                         --------   --------   --------   --------     --------
    Total from investment operations...      7.67       8.53       7.77       4.46         5.53
                                         --------   --------   --------   --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.43)     (0.42)     (0.42)     (0.40)       (0.38)
Distributions from net realized
  gains................................     (0.53)     (0.59)     (0.87)     (0.28)       (0.15)
                                         --------   --------   --------   --------     --------
    Total distributions................     (0.96)     (1.01)     (1.29)     (0.68)       (0.53)
                                         --------   --------   --------   --------     --------
Net Asset Value, end of year...........  $  44.45   $  37.74   $  30.22   $  23.74     $  19.96
                                         ========   ========   ========   ========     ========
TOTAL INVESTMENT RETURN:(b)............     20.54%     28.42%     32.83%     22.57%       37.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,655.0   $3,548.1   $2,448.2   $1,581.4     $1,031.3
Ratios to average net assets:
  Expenses.............................      0.39%      0.37%      0.37%      0.40%        0.38%
  Net investment income................      1.09%      1.25%      1.55%      1.95%        2.27%
Portfolio turnover rate................         2%         3%         5%         1%           1%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request.

                                            20/20 FOCUS
                                         -----------------
                                         MAY 3, 1999(C) TO
                                         DECEMBER 31, 1999
                                         -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...       $ 10.00
                                              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................          0.02
Net realized and unrealized gains on
  investments..........................          1.88
                                              -------
    Total from investment operations...          1.90
                                              -------
LESS DISTRIBUTIONS:
Dividends from net investment income...         (0.02)
Dividends in excess of net investment
  income...............................            --(d)
Distributions from net realized
  gains................................            --(d)
                                              -------
    Total distributions................         (0.02)
                                              -------
Net Asset Value, end of period.........       $ 11.88
                                              =======
TOTAL INVESTMENT RETURN:(a)............         18.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................         $65.0
Ratios to average net assets:
  Expenses.............................          1.09%(b)
  Net investment income................          0.33%(b)
Portfolio turnover rate................            64%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(b) Annualized.

(c) Commencement of investment operations.

(d) Less than $0.005 per share.

                     (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

CONSERVATIVE BALANCED PORTFOLIO                                      PROSPECTUS

  DIVERSIFIED BOND PORTFOLIO                                         May 1, 2000

       EQUITY PORTFOLIO

    EQUITY INCOME PORTFOLIO

  FLEXIBLE MANAGED PORTFOLIO

       GLOBAL PORTFOLIO

  GOVERNMENT INCOME PORTFOLIO

   HIGH YIELD BOND PORTFOLIO

    MONEY MARKET PORTFOLIO

 PRUDENTIAL JENNISON PORTFOLIO

     STOCK INDEX PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS
IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

A particular Portfolio may not be available under the variable life insurance or variable annuity contract which you have chosen. The prospectus of the specific contract which you have chosen will indicate which Portfolios are available and should be read in conjunction with this prospectus.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

       1      RISK/RETURN SUMMARY

       1      Investment Objectives and Principal Strategies
       4      Principal Risks
       6      Evaluating Performance

      17      HOW THE PORTFOLIOS INVEST

      17      Investment Objectives and Policies
      17      Conservative Balanced Portfolio
      18      Diversified Bond Portfolio
      20      Equity Portfolio
      20      Equity Income Portfolio
      21      Flexible Managed Portfolio
      22      Global Portfolio
      23      Government Income Portfolio
      24      High Yield Bond Portfolio
      25      Money Market Portfolio
      26      Prudential Jennison Portfolio
      27      Stock Index Portfolio

      27      OTHER INVESTMENTS AND STRATEGIES

      27      ADRs
      27      Convertible Debt and Convertible Preferred Stock
      28      Derivatives
      28      Dollar Rolls
      28      Forward Foreign Currency Exchange Contracts
      28      Futures
      28      Interest Rate Swaps
      28      Joint Repurchase Account
      28      Loan Participations
      29      Mortgage-related Securities
      29      Options
      29      Real Estate Investment Trusts
      29      Repurchase Agreements
      29      Reverse Repurchase Agreements
      29      Short Sales
      29      Short Sales Against-the-Box
      30      When-issued and Delayed Delivery Securities

      31      INVESTMENT RISKS

      36      HOW THE FUND IS MANAGED

      36      Board of Directors
      36      Investment Adviser
      36      Investment Sub-Advisers
      37      Portfolio Managers

      40      HOW TO BUY AND SELL SHARES OF THE FUND

      40      Net Asset Value
      41      Distributor

      41      OTHER INFORMATION

      41      Federal Income Taxes
      42      European Monetary Union
      42      Monitoring for Possible Conflicts

     F-1      FINANCIAL HIGHLIGHTS

(For more information-- see back cover)

RISK/RETURN SUMMARY

This prospectus is for use with the Discovery Select Group Variable Annuity Contracts (the Contracts), group variable annuity contracts offered by the Prudential Insurance Company of America (Prudential). This prospectus only describes those portfolios of The Prudential Series Fund, Inc. (the Fund) that are available for investment through the Contracts. This prospectus should be read together with the current prospectus for the Discovery Select Group Variable Annuity Contracts.

The Fund is a diversified, open-end investment management company -- commonly known as a mutual fund. Eleven of the Fund's seventeen portfolios (the Portfolios) are available under the Discovery Select Group Annuity Contracts:

      CONSERVATIVE BALANCED PORTFOLIO       GOVERNMENT INCOME PORTFOLIO
      DIVERSIFIED BOND PORTFOLIO            HIGH YIELD BOND PORTFOLIO
      EQUITY PORTFOLIO                      MONEY MARKET PORTFOLIO
      EQUITY INCOME PORTFOLIO               PRUDENTIAL JENNISON PORTFOLIO
      FLEXIBLE MANAGED PORTFOLIO            STOCK INDEX PORTFOLIO
      GLOBAL PORTFOLIO

The following section highlights key information about each Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Principal Risks, on page 4. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

CONSERVATIVE BALANCED PORTFOLIO

The Portfolio's investment objective is TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

DIVERSIFIED BOND PORTFOLIO

The Portfolio's investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      o     COMPANY RISK
      o     CREDIT RISK
      o     FOREIGN INVESTMENT RISK
      o     INTEREST RATE RISK
      o     MARKET RISK

EQUITY PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     FOREIGN INVESTMENT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

EQUITY INCOME PORTFOLIO

The Portfolio's investment objective is both CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Index (S&P 500) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     FOREIGN INVESTMENT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

FLEXIBLE MANAGED PORTFOLIO

The Portfolio's investment objective is a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     FOREIGN INVESTMENT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

GLOBAL PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     FOREIGN INVESTMENT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

GOVERNMENT INCOME PORTFOLIO

The Portfolio's investment objective is A HIGH LEVEL OF INCOME OVER THE LONG TERM CONSISTENT WITH THE PRESERVATION OF capital. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     CREDIT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

--------------------------------------------------------------------------------
An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

HIGH YIELD BOND PORTFOLIO

The Portfolio's investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest primarily in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

MONEY MARKET PORTFOLIO

The Portfolio's investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     CREDIT RISK
      O     INTEREST RATE RISK

--------------------------------------------------------------------------------
An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to maintain a net asset value of $10 per share, it is possible to lose money by investing in the Portfolio.
--------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     CREDIT RISK
      O     FOREIGN INVESTMENT RISK
      O     INTEREST RATE RISK
      O     MARKET RISK

STOCK INDEX PORTFOLIO

The Portfolio's investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Index. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt -- also known as "junk bonds" -- have a higher risk of default and tend to be less liquid than higher-rated securities.

FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

For more information about the risks associated with the Portfolios, see "How the Portfolios Invest -- Investment Risks."

                                      * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     5.27%
                        1991                    19.07%
                        1992                     6.95%
                        1993                    12.20%
                        1994                    -0.97%
                        1995                    17.27%
                        1996                    12.63%
                        1997                    13.45%
                        1998                    11.74%
                        1999                     6.69%

Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                          1 YEAR          5 YEARS         10 YEARS     (5/13/83)
                          ------          -------         --------     ---------
Class I shares             6.69%          12.30%          10.28%       10.60%
S&P 500**                 21.03%          28.54%          18.19%       17.29%
Lipper Average***          8.58%          15.99%          11.65%        8.94%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500 )--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     8.32%
                        1991                    16.44%
                        1992                     7.19%
                        1993                    10.13%
                        1994                    -3.23%
                        1995                    20.73%
                        1996                     4.40%
                        1997                     8.57%
                        1998                     7.15%
                        1999                    -0.74%

Best Quarter: 7.32% (2nd quarter of 1995) Worst Quarter: (2.83)% (1st quarter of
1994)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                             1 YEAR         5 YEARS        10 YEARS    (5/13/83)
                             ------         -------        --------    ---------
Class I shares               (0.74)%        7.80%          7.69%       8.62%
Lehman Aggregate Index**     (0.82)%        7.73%          7.70%       9.99%
Lipper Average***            (1.62)%        7.83%          7.62%       8.94%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Aggregate Index (LAI) is comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any sales charges. These returns would be lower if they included the effect of sales charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Corporate Debt Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                    -5.21%
                        1991                    26.01%
                        1992                    14.17%
                        1993                    21.87%
                        1994                     2.78%
                        1995                    31.29%
                        1996                    18.52%
                        1997                    24.66%
                        1998                     9.34%
                        1999                    12.49%

Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                      1 YEAR          5 YEARS         10 YEARS         (5/13/83)
                      ------          -------         --------         ---------
Class I shares        12.49%          18.99%          15.08%           14.98%
S&P 500**             21.03%          28.54%          18.19%           17.29%
Lipper Average***     31.48%          26.45%          17.79%           16.01%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                    -3.73%
                        1991                    27.50%
                        1992                    10.14%
                        1993                    22.28%
                        1994                     1.44%
                        1995                    21.70%
                        1996                    21.74%
                        1997                    36.61%
                        1998                    -2.38%
                        1999                    12.52%

Best Quarter: 16.54% (2nd quarter of 1997) Worst Quarter: (18.14)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                      1 YEAR           5 YEARS          10 YEARS       (2/19/88)
                      ------           -------          --------       ---------
Class I shares        12.52%           17.33%           14.06%         14.70%
S&P 500**             21.03%           28.54%           18.19%         18.31%
Lipper Average***      9.78%           20.59%           14.64%         15.05%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) Equity Income Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/29/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     1.91%
                        1991                    25.43%
                        1992                     7.61%
                        1993                    15.58%
                        1994                    -3.16%
                        1995                    24.13%
                        1996                    13.64%
                        1997                    17.96%
                        1998                    10.24%
                        1999                     7.78%

Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                      1 YEAR           5 YEARS         10 YEARS       (5/13/83)
                      ------           -------         --------       ---------
Class I shares         7.78%           14.60%          11.77%         11.80%
S&P 500**             21.03%           28.54%          18.19%         17.29%
Lipper Average***     12.07%           17.11%          12.94%         12.84%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                   -12.91%
                        1991                    11.39%
                        1992                    -3.42%
                        1993                    43.14%
                        1994                    -4.89%
                        1995                    15.88%
                        1996                    19.97%
                        1997                     6.98%
                        1998                    25.08%
                        1999                    48.27%

Best Quarter: 31.04% (4th quarter of 1999) Worst Quarter: (14.21)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                                 1 YEAR     5 YEARS      10 YEARS      (9/19/88)
                                 ------     -------      --------      ---------
Class I shares                   48.27%     22.44%       13.38%        14.33%
Morgan Stanley World Index**     24.93%     19.76%       11.42%        12.10%
Lipper Average***                44.18%     19.42%       11.73%        11.10%
--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Morgan Stanley World Index (MSWI) is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the U.S.A., Europe, Canada, Australia, New Zealand and the Far East. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Global Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (9/30/88). Source: Lipper, Inc.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     6.34%
                        1991                    16.11%
                        1992                     5.85%
                        1993                    12.56%
                        1994                    -5.16%
                        1995                    19.48%
                        1996                     2.22%
                        1997                     9.67%
                        1998                     9.09%
                        1999                    -2.70%

Best Quarter: 6.95% (3rd quarter of 1991) Worst Quarter: (3.93)% (1st quarter of
1994)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                         1 YEAR         5 YEARS        10 YEARS        (5/1/89)
                         ------         -------        ---------       --------
Class I shares           (2.70)%        7.29%          7.09%           7.73%
Lehman Govt. Index**     (2.23)%        7.44%          7.48%           9.14%
Lipper Average***        (2.13)%        6.94%          7.11%           8.66%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Lehman Government Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) General U.S. Government Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/89). Source: Lipper, Inc.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                   -11.84%
                        1991                    38.99%
                        1992                    17.53%
                        1993                    19.27%
                        1994                    -2.72%
                        1995                    17.56%
                        1996                    11.39%
                        1997                    13.78%
                        1998                    -2.36%
                        1999                     4.61%

Best Quarter: 15.89% (1st quarter of 1991) Worst Quarter: (9.68)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                       INCEPTION
                             1 YEAR         5 YEARS       10 YEARS     (2/23/87)
                             ------         -------       --------     ---------
Class I shares               4.61%          8.76%          9.78%        7.97%
Lehman High Yield Index**    2.39%          9.31%         10.72%        9.81%
Lipper Average***            3.83%          9.48%         10.15%        9.35%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lehman High Yield Index is made up of over 700 noninvestment grade bonds. The index is an unmanaged index that includes the reinvestment of all interest but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

*** The Lipper Variable Insurance Products (VIP) High Current Yield Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (2/28/87). Source: Lipper, Inc.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not assure that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                     8.16%
                        1991                     6.16%
                        1992                     3.79%
                        1993                     2.95%
                        1994                     4.05%
                        1995                     5.80%
                        1996                     5.22%
                        1997                     5.41%
                        1998                     5.39%
                        1999                     4.97%

Best Quarter: 2.00% (2nd quarter of 1990) Worst Quarter: 0.71% (2nd quarter of
1993)

*These annual returns do not include Contract charges. If Contract charges were included, the annual returns would be lower than those shown. See the accompanying Contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                     1 YEAR           5 YEARS         10 YEARS        (5/13/83)
                     ------           -------         --------        ---------
Class I shares       4.97%            5.36%           5.18%           6.30%
Lipper Average**     4.75%            5.12%           4.88%           6.02%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Lipper Variable Insurance Products (VIP) Money Market Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses but not product charges.

7-DAY YIELD* (AS OF 12/31/99)
--------------------------------------------------------------------------------

Money Market Portfolio                5.65%

Average Money Market Fund**           5.16%

--------------------------------------------------------------------------------

* The Portfolio's yield is after deduction of expenses and does not include Contract charges.

**Source: IBC Financial Data, Inc. As of 12/28/99, based on 311 funds in the IBC Taxable General Purpose, First and Second Tier Money Market Fund. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1996                    14.41%
                        1997                    31.71%
                        1998                    37.46%
                        1999                    41.76%

Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                    SINCE
                                                                    INCEPTION
                                       1 YEAR                       (4/25/95)
                                       ------                       ---------
Class I shares                         41.76%                       32.11%
S&P 500**                              21.03%                       27.48%
Lipper Average***                      31.48%                       25.81%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Return* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1990                    -3.63%
                        1991                    29.72%
                        1992                     7.13%
                        1993                     9.66%
                        1994                     1.01%
                        1995                    37.06%
                        1996                    22.57%
                        1997                    32.83%
                        1998                    28.42%
                        1999                    20.54%

Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                      SINCE
                                                                      INCEPTION
                      1 YEAR          5 YEARS         10 YEARS        (10/19/87)
                      ------          -------         --------        ----------
Class I shares        20.54%          28.14%          17.75%          18.96%
S&P 500**             21.03%          28.54%          18.19%          18.50%
Lipper Average***     20.48%          28.07%          17.74%          18.04%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) S&P 500 Index Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (10/31/87). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

-----------------------------------
BALANCED PORTFOLIO                          To achieve our objective, we invest
We invest in all three types of             in a mix of equity and
securities-- equity, debt and money         equity-related securities, debt
market--in order to achieve                 obligations and money market
diversification in a single                 instruments. We adjust the
portfolio. We seek to maintain a            percentage of Portfolio assets in
conservative blend of investments           each category depending on our
that will have strong performance           expectations regarding the
in a down market and solid, but not         different markets. While we make
necessarily outstanding,                    every effort to achieve our
performance in up markets. This             objective, we can't guarantee
Portfolio may be appropriate for an         success.
investor looking for
diversification with less risk than         We will vary how much of the
that of the Flexible Managed                Portfolio's assets are invested in
Portfolio, while recognizing that           a particular type of security
this reduces the chances of greater         depending on how we think the
appreciation.                               different markets will perform.
-----------------------------------

Under normal conditions, we will invest within the ranges shown below:

        ASSET TYPE             MINIMUM                NORMAL            MAXIMUM
        ----------             -------                ------            -------
          Stocks                 15%                    35%               75%
Debt obligations and money       25%                    65%               85%
     market securities

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The stock portion of the Portfolio will be invested mainly in equity and equity-related securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund and other affiliated funds in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

-----------------------------------
OUR STRATEGY                                Debt obligations, in general, are
In general, the value of debt               basically written promises to repay
obligations moves in the opposite           a debt. The terms of repayment vary
direction as interest rates--if a           among the different types of debt
bond is purchased and then interest         obligations, as do the commitments
rates go up, newer bonds will be            of other parties to honor the
worth more relative to existing             obligations of the issuer of the
bonds because they will have a              security. The types of debt
higher rate of interest. We will            obligations in which we can invest
adjust the mix of the Portfolio's           include U.S. government securities,
short-term, intermediate and long           MORTGAGE-RELATED SECURITIES and
term debt obligations in an attempt         corporate bonds.
to benefit from price appreciation
when interest rates go down and to
incur smaller declines when rates
go up.
-----------------------------------

Usually, at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in debt obligations issued or guaranteed by the U.S. government and government-related entities. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of the Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
VALUE APPROACH                              To achieve our investment
We use a value approach to                  objective, we invest primarily in
investing which means we look for           common stocks of major established
companies whose stock is selling            corporations as well as smaller
below the price that we believe             companies.
reflects its true worth based on
earnings, book value and other              A portion of the Portfolio's assets
financial measures.                         may be invested in short,
                                            intermediate or long-term debt
To achieve our value investment             obligations, including convertible
strategy, we usually buy securities         and nonconvertible preferred stock
that are out of favor and that many         and other equity-related
other investors are selling. We             securities. Up to 5% of these
attempt to invest in companies and          holdings may be rated below
industries before other investors           investment grade. These securities
recognize their true value.                 are considered speculative and are
-----------------------------------         sometimes referred to as "junk
                                            bonds."

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Index (S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
CONTRARIAN APPROACH                         We will normally invest at least
To achieve our value investment             65% of the Portfolio's total assets
strategy, we generally take a               in equity and equity-related
strong contrarian approach to               securities. We buy common stock of
investing. In other words, we               companies of every size--small,
usually buy securities that are out         medium and large capitalization.
of favor and that many other                When deciding which stocks to buy,
investors are selling, and we               we look at a company's earnings,
attempt to invest in companies and          balance sheet and cash flow and
industries before other investors           then at how these factors impact
recognize their true value. Using           the stock's price and return. We
these guidelines, we focus on               also buy equity-related
long-term performance, not                  securities--like bonds, corporate
short-term gain.                            notes and preferred stock--that can
-----------------------------------         be converted into a company's
                                            common stock or other equity
                                            security.

Up to 35% of the Portfolio's total assets may be invested in other debt obligations including non-convertible preferred STOCK. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

-----------------------------------
BALANCED PORTFOLIO                          To achieve our objective, we invest
We invest in all three types of             in a mix of equity and
securities--equity, debt and money          equity-related securities, debt
market--in order to achieve                 obligations and money market
diversification in a single                 instruments. We adjust the
portfolio. We seek to maintain a            percentage of Portfolio assets in
more aggressive mix of investments          each category depending on our
than the Conservative Balanced              expectations regarding the
Portfolio. This Portfolio may be            different markets. While we make
appropriate for an investor looking         every effort to achieve our
for diversification who is willing          objective, we can't guarantee
to accept a relatively high level           success.
of loss in an effort to achieve
greater appreciation.
-----------------------------------

Generally, we will invest within
the ranges shown below:

       ASSET TYPE                   MINIMUM              NORMAL          MAXIMUM
       ----------                   -------              ------          -------
         Stocks                       25%                 60%             100%
Fixed income securities                0%                 40%              75%
Money market securities                0%                  0%              75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.


-----------------------------------
GLOBAL INVESTING                            When selecting stocks, we use a
This Portfolio is intended to               growth approach which means we look
provide investors with the                  for companies that have
opportunity to invest in companies          above-average growth prospects. In
located throughout the world.               making our stock picks, we look for
Although we are not required to             companies that have had growth in
invest in a minimum number of               earnings and sales, high returns on
countries, we intend generally to           equity and assets or other strong
invest in at least three countries,         financial characteristics. Often,
including the U.S. However, in              the companies we choose have
response to market conditions, we           superior management, a unique
can invest up to 35% of the                 market niche or a strong new
Portfolio's total assets in any one         product.
country other than the U.S.
-----------------------------------

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
U.S. GOVERNMENT SECURITIES                  Normally, we will invest at least
U.S. government securities are              65% of the Portfolio's total assets
considered among the most                   in U.S. government securities,
creditworthy of debt securities.            which include Treasury securities,
Because they are generally                  obligations issued or guaranteed by
considered less risky, their yields         U.S. government agencies and
tend to be lower than the yields            instrumentalities and
from corporate debt. Like all debt          MORTGAGE-RELATED SECURITIES issued
securities, the values of U.S.              by U.S. government
government securities will change           instrumentalities or
as interest rates change.                   non-governmental corporations.
-----------------------------------

The Portfolio may invest up to 35% of its total assets in money market instruments, foreign government securities (including those issued by supranational organizations) denominated in U.S. dollars, asset-backed securities rated at lease single A by Moody's or S&P (or if unrated, of comparable quality in our judgment) and securities of issuers (including foreign governments) other than the U.S. government and related entities rated at least single A by Moody's or S&P (or if unrated, of comparable quality in our judgment.)

The Portfolio may invest up to 100% of its assets in money market instruments in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
HIGH YIELD/HIGH RISK                        Normally, we will invest at least
Lower rated and comparable unrated          80% of the Portfolio's total assets
securities tend to offer better             in medium to lower rated debt
yields than higher rated securities         securities. These high-yield or
with the same maturities because            "junk bonds" are riskier than
the issuer's past financial                 higher rated bonds and are
condition may not have been as              considered speculative.
strong as that of higher rated
issuers. Changes in the perception          The Portfolio may also invest up to
of the creditworthiness of the              20% of its total assets in U.S.
issuers of lower rated securities           dollar denominated DEBT SECURITIES
tend to occur more frequently and           issued outside the U.S. by foreign
in a more pronounced manner than            and U.S. issuers.
for issuers of higher rated
securities.
-----------------------------------

The Portfolio may also acquire CONVERTIBLE AND NONCONVERTIBLE DEBT SECURITIES and PREFERRED STOCK. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

Under normal circumstances, the Portfolio may invest in money market instruments and commercial paper of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.


-----------------------------------
STEADY NET ASSET VALUE                      We invest in a diversified
The net asset value for the                 portfolio of short-term debt
Portfolio will ordinarily remain at         obligations issued by the U.S.
$10 per share because dividends are         government, its agencies and
declared and reinvested daily. The          instrumentalities, as well as
price of each share remains the             commercial paper, asset backed
same, but you will have more shares         securities, funding agreements,
when dividends are declared.                certificates of deposit, floating
-----------------------------------         and variable rate demand notes,
                                            notes and other obligations issued
                                            by banks, corporations and other
                                            companies (including trust
                                            structures), and obligations issued
                                            by foreign banks, companies or
                                            foreign governments.

We make investments that meet the requirements of specific rules for money market mutual funds, such as Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

Commercial paper is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An asset-backed security is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. Funding agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. Certificates of deposit, time deposits and bankers' acceptances are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase debt securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase floating rate and variable rate securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS.

--------------------------------------------------------------------------------
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of an investment at $10 per share, it is possible to lose money by investing in the Portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
INVESTMENT STRATEGY                         In pursuing our objective, we
We seek to invest in equity                 normally invest 65% of the
securities of established companies         Portfolio's total assets in common
with above-average growth                   stocks and preferred stocks of
prospects. We select stocks on a            companies with capitalization in
company-by-company basis using              excess of $1 billion.
fundamental analysis. In making our
stock picks, we look for companies          For the balance of the Portfolio,
that have had growth in earnings            we may invest in common stocks,
and sales, high returns on equity           preferred stocks and other
and assets or other strong                  equity-related securities of
financial characteristics. Often,           companies that are undergoing
the companies we choose have                changes in management, product
superior management, a unique               and/or marketing dynamics which we
market niche or a strong new                believe have not yet been reflected
product.                                    in reported earnings or recognized
-----------------------------------         by investors.


In addition, we may invest in debt securities and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
S&P 500 INDEX                               Under normal conditions, we attempt
We attempt to duplicate the                 to invest in all 500 stocks
performance of the S&P 500 Index            represented in the S&P 500 Index in
(500 Index), a market- weighted             proportion to their weighting in
index which represents more than            the 500 Index. We will attempt to
70% of the market value of all              remain as fully invested in the S&P
publicly-traded common stocks.              500 stocks as possible in light of
-----------------------------------         cash flow into and out of the
                                            Portfolio.


To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality money market instruments. To the extent we do so, the Portfolio's performance will differ from that of the 500 Index. We attempt to minimize differences in the performance of the Portfolio and the 500 Index by using stock index FUTURES CONTRACTS, options on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes; purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
A stock's inclusion in the S&P 500 Index in no way implies S&P's opinion as to the stock's attractiveness as an investment. The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representations regarding the advisability of investing in the Portfolio. "Standard & Poor's," "Standard & Poor's 500" and "500" are trademarks of McGraw Hill.
--------------------------------------------------------------------------------

                                      * * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS--Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar--but not necessarily the same--security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS--In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

LOAN PARTICIPATIONS--In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS--In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Except for the Money Market Portfolio, each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

The Money Market Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.

--------------------------------------------------------------------------------------------------------------
  INVESTMENT                     PORTFOLIO &
     TYPE                        % OF ASSETS                                       RISKS
==============================================================================================================
MONEY MARKET     All Portfolios                             o  Limits potential for capital appreciation
INSTRUMENTS      (% varies)
                                                            o  See credit risk and market risk

--------------------------------------------------------------------------------------------------------------
EQUITY AND       Equity securities:                         o  Individual stocks could lose value
EQUITY-RELATED   All Portfolios except Government Income
SECURITIES       and Money Market                           o  The equity markets could go down, resulting
                 (% varies)                                    in a decline in value of the Portfolio's
                 Equity-related securities:                    investments
                 Conservative Balanced, Diversified Bond,
                 Equity, Equity Income, Flexible Managed,   o  Changes in economic or political conditions,
                 Global, High Yield Bond, Prudential           both domestic and international, may result
                 Jennison                                      in a decline in value of the Portfolio's
                 (% varies)                                    investments

--------------------------------------------------------------------------------------------------------------
FIXED INCOME     All Portfolios except Stock Index          o  The Portfolio's holdings, share
OBLIGATIONS      (% varies)                                    price and total return may
                                                               fluctuate in response to bond
                                                               market movements

                                                            o  Credit risk--the risk that the
                                                               default of an issuer would leave
                                                               the Portfolio with unpaid interest
                                                               and/or principal. The lower a
                                                               bond's quality, the higher its
                                                               potential volatility

                                                            o  Market risk--the risk that the
                                                               market value of an investment may
                                                               move up or down, sometimes rapidly
                                                               or unpredictably. Market risk may
                                                               affect an industry, a sector, or
                                                               the market as a whole

                                                            o  Interest rate risk--the risk that
                                                               the value of most bonds will fall
                                                               when interest rates rise. The
                                                               longer a bond's maturity and the
                                                               lower its credit quality, the more
                                                               its value typically falls. It can
                                                               lead to price volatility
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------
  INVESTMENT
     TYPE                      POTENTIAL REWARDS
==============================================================
MONEY MARKET     o  May preserve the Portfolio's assets
INSTRUMENTS


--------------------------------------------------------------
EQUITY AND       o  Historically, stocks have outperformed
EQUITY-RELATED      other investments over the long term
SECURITIES
                 o  Generally, economic growth means higher
                    corporate profits, which lead to an
                    increase in stock prices, known as
                    capital appreciation




--------------------------------------------------------------
FIXED INCOME     o  Regular interest income
OBLIGATIONS
                 o  High-quality debt obligations are
                    generally more secure than stocks
                    since companies must pay their
                    debts before they pay dividends

                 o  Most bonds will rise in value when
                    interest rates fall

                 o  Bonds have generally outperformed
                    money market instruments over the
                    long term, with less risk than
                    stocks

                 o  Investment grade bonds have a
                    lower risk of default than junk
                    bonds
--------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TYPE                 PORTFOLIO &
                                  % OF ASSETS                                      RISKS                    POTENTIAL REWARDS
====================================================================================================================================
HIGH-YIELD DEBT   Conservative Balanced, Diversified Bond,   o  Higher market risk                   o  May offer heigher interest
SECURITIES        Equity, Equity Income, Flexible Managed,                                              income than higher quality
                  Global, High Yield Bond                    o  Higher credit risk                      debt securites
(JUNK BONDS)      (% varies)
                                                             o  May be more illiquid (harder to
                                                                value and sell), in which case
                                                                valuation would depend more on the
                                                                investment adviser's judgment than
                                                                is generally the case with higher
                                                                rated securities
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN           Conservative Balanced, Diversified Bond,   o  Foreign markets, economies and       o  Investors can participate in
SECURITIES        Equity, Equity Income, Flexible Managed,      political systems may not be as         foreign markets and
                  Global, Government Income, High Yield         stable as in the U.S.                   companies operating in those
                  Bond, Money Market, Prudential Jennison                                               markets
                  (% varies)                                 o  Currency risk--changing values of
                                                                foreign currencies can cause         o  May profit from changing
                  Options on Foreign Currencies:                losses                                  values of foreign
                  Conservative Balanced, Equity, Equity                                                 currencies
                  Income, Flexible Managed, Global,          o  May be less liquid than U.S.
                  Prudential Jennison                           stocks and bonds                     o  Opportunities for
                  (% varies)                                                                            diversification

                  Futures on Foreign Currencies:             o  Differences in foreign laws,
                  Conservative Balanced, Equity, Equity         accounting standards, public
                  Income, Flexible Managed, Global,             information, custody and
                  Prudential Jennison                           settlement practices provide less
                  (% varies)                                    reliable information on foreign
                                                                investments and involve more risk
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT                    PORTFOLIO &
   TYPE                       % OF ASSETS                                     RISKS                          POTENTIAL REWARDS
====================================================================================================================================
DERIVATIVES   Options on Equity Securities:             o  Derivatives, such as futures,       o  A Portfolio could make money and
              Conservative Balanced, Equity, Equity        options and foreign currency           protect against losses if the
              Income, Flexible Managed, Global,            forward contracts that are used        investment analysis proves correct
              Prudential Jennison, Stock Index             for hedging purposes, may not
              (% varies)                                   fully offset the underlying         o  Derivatives that involve leverage
                                                           positions and this could result in     could generate substantial gains
              Options on Debt Securities:                  losses to the Portfolio that would     at low cost
              Conservative Balanced, Diversified Bond,     not have otherwise occurred
              Flexible Managed, Government Income,                                             o  One way to manage a Portfolio's
              High Yield Bond                           o  Derivatives used for risk              risk/return balance is to lock in
              (% varies)                                   management may not have the            the value of an investment ahead
                                                           intended effects and may result in     of time
              Options on Stock Indexes:                    losses or missed opportunities
              Conservative Balanced, Equity, Equity
              Income, Flexible Managed, Global,         o  The other party to a derivatives
              Prudential Jennison, Stock Index             contract could default
              (% varies)
                                                        o  Derivatives that involve leverage
              Futures Contracts on stock indexes:          could magnify losses
              Conservative Balanced, Equity, Equity
              Income, Flexible Managed, Global,         o  Certain types of derivatives
              Prudential Jennison, Stock Index             involve costs to the Portfolio
              (% varies)                                   that can reduce returns

              Futures on debt securities and interest
              rate indexes:
              Conservative Balanced, Diversified Bond,
              Flexible Managed, Global, Government
              Income, High Yield Bond
              (% varies)

              Interest Rate Swaps:
              Conservative Balanced, Diversified Bond,
              Flexible Managed, Government Income,
              High Yield Bond
              (% varies)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
  INVESTMENT                     PORTFOLIO &
     TYPE                        % OF ASSETS                                     RISKS
================================================================================================
MORTGAGE-RELATED Diversified Bond, Government Income,      o  Prepayment risk--the risk that the
SECURITIES       Money Market, Prudential Jennison            underlying mortgage or other debt
                 (% varies)                                   may be prepaid partially or
                                                              completely, generally during
                                                              periods of falling interest rates,
                                                              which could adversely affect yield
                                                              to maturity and could require the
                                                              yielding securities

                                                           o  Credit risk--the risk that the
                                                              underlying mortgages will not be
                                                              paid by debtors or by credit
                                                              insurers or guarantors of such
                                                              instruments. Some mortgage
                                                              securities are unsecured or
                                                              secured by lower-rated issuers or
                                                              guarantors and thus may involve
                                                              greater risk

                                                           o  See Market risk
------------------------------------------------------------------------------------------------
REAL ESTATE      Flexible Managed                          o  Performance depends on the
INVESTMENT       (% varies)                                   strength of real estate markets,
TRUSTS                                                        REIT management and property
                                                              management which can be affected
(REITS)                                                       by many factors, including
                                                              national and regional economic
                                                              conditions
------------------------------------------------------------------------------------------------
ILLIQUID         All Portfolios except Money Market (up    o  May be difficult to value
SECURITIES       to15% of net assets)                         precisely

                 Money Market Portfolio (10% of its net    o  May be difficult to sell at the
                 assets)                                      time or price desired
------------------------------------------------------------------------------------------------
LOAN             Conservative Balanced, Diversified Bond,  o  Credit risk
PARTICIPATIONS   Flexible Managed, High Yield Bond, Money
                 Market                                    o  Market risk
                 (% varies)
                                                           o  A Portfolio has no rights against
                                                              the borrower in the event the
                                                              borrower does not repay the loan
------------------------------------------------------------------------------------------------

--------------------------------------------------------
  INVESTMENT
     TYPE                        POTENTIAL REWARDS
========================================================
MORTGAGE-RELATED   o  Regular interest income
SECURITIES
                   o  Pass-through instruments provide
                      greater diversification than
                      direct ownership of loans

                   o  Certain mortgage-backed securities
                      may benefit from security interest
                      in real estate collateral
--------------------------------------------------------
REAL ESTATE        o  Real estate holdings can generate
INVESTMENT            good returns from rents, rising
TRUSTS                market values, etc.

(REITS)            o  Greater diversification than
                      direct ownership

--------------------------------------------------------
ILLIQUID           o  May offer a more attractive yield
SECURITIES            or potential for growth than more
                      widely traded securities


--------------------------------------------------------
LOAN               o  May offer right to receive
PARTICIPATIONS        principal, interest and fees
                      without as much risk as lender
--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT                       PORTFOLIO &
     TYPE                          % OF ASSETS                                      RISKS                  POTENTIAL REWARDS
====================================================================================================================================
WHEN-ISSUED AND    When-issued and delayed delivery           o  Use of such instruments and         o  Use of instruments may
DELAYED DELIVERY   securities:                                   strategies may magnify underlying      magnify underlying
SECURITIES,        Conservative Balanced, Diversified Bond,      investment losses                      investment gains
REVERSE            Equity, Equity Income, Flexible Managed,
REPURCHASE         Global, Government Income, High Yield      o  Investment costs may exceed
AGREEMENTS,        Bond, Money Market, Prudential Jennison       potential underlying investment
DOLLAR ROLLS AND   (% varies)                                    gains
SHORT SALES

                   Reverse Repurchase Agreements:
                   Conservative Balanced, Diversified Bond,
                   Flexible Managed, Government Income,
                   High Yield Bond, Money Market and the
                   money market portion of any Portfolio
                   (% varies)

                   Dollar Rolls:
                   Conservative Balanced, Diversified Bond,
                   Flexible Managed, Government Income,
                   High Yield Bond
                   (% varies)

                   Short Sales:
                   Conservative Balanced, Diversified Bond,
                   Flexible Managed, Government Income,
                   High Yield Bond
                   (% varies)

                   Short Sales Against the Box:
                   All Portfolios except the Money Market
                   (% varies)
------------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

------------------------------------------------------------------------------
                                                      TOTAL ADVISORY FEES AS %
PORTFOLIO                                             OF AVERAGE NET ASSETS
------------------------------------------------------------------------------

Conservative Balanced                                          0.55
Diversified Bond                                               0.40
Equity                                                         0.45
Equity Income                                                  0.40
Flexible Managed                                               0.60
Global                                                         0.75
Government Income                                              0.40
High Yield Bond                                                0.55
Money Market                                                   0.40
Prudential Jennison                                            0.60
Stock Index                                                    0.35

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-advisers listed below and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the assets for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1999, Jennison had over $59 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Conservative Balanced, Diversified Bond, Diversified Conservative Growth, Flexible Managed, Government Income, High Yield Bond, Money Market, Zero Coupon Bond 2000 and Zero Coupon Bond 2005 Portfolios, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

CONSERVATIVE BALANCED PORTFOLIO AND FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolios. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

CORPORATE

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $47.3 billion.

      TEAM LEADER: Steven Kellner. GENERAL INVESTMENT EXPERIENCE: 13 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with mutual fund experience.

      SECTOR: U.S. investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

GOVERNMENT INCOME PORTFOLIO AND ZERO COUPON BOND PORTFOLIOS 2000 & 2005

The U.S. Liquidity Team, headed by Michael Lillard, is primarily responsible for overseeing the day-to-day management of the Portfolios. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

U.S. LIQUIDITY

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $22.6 billion.

      TEAM LEADER: Michael Lillard. GENERAL INVESTMENT EXPERIENCE: 12 years.

      PORTFOLIO MANAGERS: 10. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with significant mutual fund experience.

      SECTOR: U.S. Treasuries, agencies and mortgages.

      INVESTMENT STRATEGY: Focus is on high quality, liquidity and controlled risk.

DIVERSIFIED BOND PORTFOLIO

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the Portfolio. The Corporate Team is described above in the description of the Conservative Balanced and Flexible Managed Portfolios.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Mr. Jackson, Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. He is a member of the New York Society of Security Analysts.

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988. (See description under "Conservative Balanced Portfolio and Flexible Managed Portfolio," above.)

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

The High Yield Team, headed by Casey Walsh, is primarily responsible for overseeing the day-to-day management of the fixed income portfolio of the Portfolio. This Team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                                   HIGH YIELD

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $9.4 billion.

      TEAM LEADER: Casey Walsh. GENERAL INVESTMENT EXPERIENCE: 17 years.

      PORTFOLIO MANAGERS: 7. AVERAGE GENERAL INVESTMENT EXPERIENCE: 19 years, which includes team members with significant mutual fund experience.

      SECTOR: Below-investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is generally on bonds with high total return potential, given existing risk parameters. They also seek securities with high current income, as appropriate. The Team uses a relative value approach.

MONEY MARKET PORTFOLIO

The Money Market Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Portfolio. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolio's investment restrictions and policies.

MONEY MARKET

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $3.6 billion.

      TEAM LEADER: Joseph Tully. GENERAL INVESTMENT EXPERIENCE: 16 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 12 years, which includes team members with significant mutual fund experience.

      SECTOR: High-quality short-term debt securities, including both taxable and tax-exempt instruments.

      INVESTMENT STRATEGY: Focus is on safety of principal, liquidity and controlled risk.

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio has been managed by Spiros "Sig" Segalas, Michael A. Del Balso, and Kathleen A. McCarragher of Jennison since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the Prudential Jennison Portfolio.

Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld and Company. Mr. Del Balso is a member of the New York Society of Security Analysts. Mr. Del Balso is also one of the co-managers of the Prudential Jennison Portfolio.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1998 after a 20 year investment career, including positions with Weiss, Peck & Greer and State Street Research and Management Company, where she was a member of the Investment Committee. Ms. McCarragher is also one of the co-managers of the Prudential Jennison Portfolio.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio and Flexible Managed Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class II. Each Class participates in the same investments within a given Portfolio, but the Classes differ as far as their charges. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts. Please refer to the accompanying Contract prospectus to see which Portfolios are available through your Contract.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day -- at 4:15 p.m. New York time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined as of 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

For each Portfolio other than the Money Market Portfolio, and except as discussed above for the Conservative Balanced and Flexible Managed Portfolios, short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.08   $  14.97   $  15.52   $  15.31   $  14.10
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.62       0.66       0.76       0.66       0.63
Net realized and unrealized gains on
  investments..........................      0.37       1.05       1.26       1.24       1.78
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.99       1.71       2.02       1.90       2.41
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.62)     (0.66)     (0.76)     (0.66)     (0.64)
Distributions from net realized
  gains................................     (0.06)     (0.94)     (1.81)     (1.03)     (0.56)
Distributions in excess from net
  realized gains.......................     (0.03)        --         --         --         --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.71)     (1.60)     (2.57)     (1.69)     (1.20)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  15.36   $  15.08   $  14.97   $  15.52   $  15.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      6.69%     11.74%     13.45%     12.63%     17.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,387.1   $4,796.0   $4,744.2   $4,478.8   $3,940.8
Ratios to average net assets:
  Expenses.............................      0.57%      0.57%      0.56%      0.59%      0.58%
  Net investment income................      4.02%      4.19%      4.48%      4.13%      4.19%
Portfolio turnover rate................       109%       167%       295%       295%       201%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           DIVERSIFIED BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.06   $  11.02   $  11.07   $  11.31   $  10.04
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.67       0.69       0.80       0.76       0.76
Net realized and unrealized gains
  (losses) on investments..............     (0.75)      0.08       0.11      (0.27)      1.29
                                         --------   --------   --------   --------   --------
    Total from investment operations...     (0.08)      0.77       0.91       0.49       2.05
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.69)     (0.83)     (0.73)     (0.75)
Distributions from net realized
  gains................................     (0.03)     (0.04)     (0.13)        --      (0.03)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.03)     (0.73)     (0.96)     (0.73)     (0.78)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  10.95   $  11.06   $  11.02   $  11.07   $  11.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     (0.74)%     7.15%      8.57%      4.40%     20.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,253.8   $1,122.6     $816.7     $720.2     $655.8
Ratios to average net assets:
  Expenses.............................      0.43%      0.42%      0.43%      0.45%      0.44%
  Net investment income................      6.25%      6.40%      7.18%      6.89%      7.00%
Portfolio turnover rate................       171%       199%       224%       210%       199%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I and Class II for the periods indicated.

The information for the FOUR YEARS AND PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            EQUITY CLASS I
                                         -----------------------------------------------------   EQUITY CLASS II
                                                              YEAR ENDED                        -----------------
                                                             DECEMBER 31,                        MAY 3, 1999(d)
                                         -----------------------------------------------------       THROUGH
                                           1999       1998       1997       1996      1995(A)   DECEMBER 31, 1999
                                         ---------  ---------  ---------  ---------  ---------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  29.64   $  31.07   $  26.96   $  25.64   $  20.66        $ 32.79
                                         --------   --------   --------   --------   --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.54       0.60       0.69       0.71       0.55           0.28
Net realized and unrealized gains on
  investments..........................      3.02       2.21       5.88       3.88       5.89          (0.60)
                                         --------   --------   --------   --------   --------        -------
    Total from investment operations...      3.56       2.81       6.57       4.59       6.44          (0.32)
                                         --------   --------   --------   --------   --------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.53)     (0.60)     (0.70)     (0.67)     (0.52)         (0.34)
Distributions from net realized
  gains................................     (3.77)     (3.64)     (1.76)     (2.60)     (0.94)         (3.21)
                                         --------   --------   --------   --------   --------        -------
    Total distributions................     (4.30)     (4.24)     (2.46)     (3.27)     (1.46)         (3.55)
                                         --------   --------   --------   --------   --------        -------
Net Asset Value, end of period.........  $  28.90   $  29.64   $  31.07   $  26.96   $  25.64        $ 28.92
                                         ========   ========   ========   ========   ========        =======
TOTAL INVESTMENT RETURN:(b)............     12.49%      9.34%     24.66%     18.52%     31.29%         (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $6,235.0   $6,247.0   $6,024.0   $4,814.0   $3,813.8           $0.3
Ratios to average net assets:
  Expenses.............................      0.47%      0.47%      0.46%      0.50%      0.48%          0.87%(c)
  Net investment income................      1.72%      1.81%      2.27%      2.54%      2.28%          1.33%(c)
Portfolio turnover rate................         9%        25%        13%        20%        18%             9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of Class II shares.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                        EQUITY INCOME PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  20.03   $  22.39   $  18.51   $  16.27   $  14.48
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.51       0.56       0.61       0.58       0.64
Net realized and unrealized gains
  (losses) on investments..............      1.89      (1.03)      6.06       2.88       2.50
Dividends and distributions............
                                         --------   --------   --------   --------   --------
    Total from investment operations...      2.40      (0.47)      6.67       3.46       3.14
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.50)     (0.59)     (0.57)     (0.71)     (0.62)
Distributions from net realized
  gains................................     (2.41)     (1.30)     (2.22)     (0.51)     (0.73)
                                         --------   --------   --------   --------   --------
    Total distributions................     (2.91)     (1.89)     (2.79)     (1.22)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  19.52   $  20.03   $  22.39   $  18.51   $  16.27
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     12.52%     (2.38)%    36.61%     21.74%     21.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $2,024.0   $2,142.3   $2,029.8   $1,363.5   $1,110.0
Ratios to average net assets:
  Expenses.............................      0.42%      0.42%      0.41%      0.45%      0.43%
  Net investment income................      2.34%      2.54%      2.90%      3.36%      4.00%
Portfolio turnover rate................        16%        20%        38%        21%        64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      FLEXIBLE MANAGED PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  16.56   $  17.28   $  17.79   $  17.86   $  15.50
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.58       0.58       0.59       0.57       0.56
Net realized and unrealized gains on
  investments..........................      0.69       1.14       2.52       1.79       3.15
                                         --------   --------   --------   --------   --------
    Total from investment operations...      1.27       1.72       3.11       2.36       3.17
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.59)     (0.58)     (0.58)     (0.56)
Distributions from net realized
  gains................................     (0.19)     (1.85)     (3.04)     (1.85)     (0.79)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.19)     (2.44)     (3.62)     (2.43)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.64   $  16.56   $  17.28   $  17.79   $  17.86
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      7.78%     10.24%     17.96%     13.64%     24.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,125.3   $5,410.0   $5,490.1   $4,896.9   $4,261.2
Ratios to average net assets:
  Expenses.............................      0.62       0.61%      0.62%      0.64%      0.63%
  Net investment income................      3.20       3.21%      3.02%      3.07%      3.30%
Portfolio turnover rate................        76%       138%       227%       233%       173%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             GLOBAL
                                         ----------------------------------------------
                                                           YEAR ENDED
                                                          DECEMBER 31,
                                         ----------------------------------------------
                                           1999      1998     1997     1996    1995(A)
                                         ---------  -------  -------  -------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  21.16   $17.92   $17.85   $15.53    $13.88
                                         --------   ------   ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.06     0.07     0.09     0.11      0.06
Net realized and unrealized gains
  (losses) on investments..............     10.04     4.38     1.11     2.94      2.14
                                         --------   ------   ------   ------    ------
    Total from investment operations...     10.10     4.45     1.20     3.05      2.20
                                         --------   ------   ------   ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --    (0.16)   (0.13)   (0.11)    (0.24)
Dividends in excess of net investment
  income...............................     (0.10)   (0.12)   (0.10)      --        --
Distributions from net realized
  gains................................     (0.18)   (0.93)   (0.90)   (0.62)    (0.31)
                                         --------   ------   ------   ------    ------
    Total distributions................     (0.28)   (1.21)   (1.13)   (0.73)    (0.55)
                                         --------   ------   ------   ------    ------
Net Asset Value, end of year...........  $  30.98   $21.16   $17.92   $17.85    $15.53
                                         ========   ======   ======   ======    ======
TOTAL INVESTMENT RETURN:(b)                 48.27%   25.08%    6.98%   19.97%    15.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,298.3   $844.5   $638.4   $580.6    $400.1
Ratios to average net assets:
  Expenses.............................      0.84%    0.86%    0.85%    0.92%     1.06%
  Net investment income................      0.21%    0.29%    0.47%    0.64%     0.44%
Portfolio turnover rate................        76%      73%      70%      41%       59%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                        GOVERNMENT INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1999      1998      1997      1996    1995(A)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $ 11.87   $ 11.52   $ 11.22   $ 11.72   $ 10.46
                                         -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.76      0.67      0.75      0.75      0.74
Net realized and unrealized gains
  (losses) on investments..............    (1.08)     0.36      0.30     (0.51)     1.28
                                         -------   -------   -------   -------   -------
    Total from investment operations...    (0.32)     1.03      1.05      0.24      2.02
                                         -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       --     (0.68)    (0.75)    (0.74)    (0.76)
Dividends in excess of net investment
  income...............................       --        --(c)      --       --        --
                                         -------   -------   -------   -------   -------
    Total distributions................       --     (0.68)    (0.75)    (0.74)    (0.76)
                                         -------   -------   -------   -------   -------
Net Asset Value, end of year...........  $ 11.55   $ 11.87   $ 11.52   $ 11.22   $ 11.72
                                         =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN:(b)............    (2.70)%    9.09%     9.67%     2.22%    19.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $335.5    $443.2    $429.6    $482.0    $501.8
Ratios to average net assets:
  Expenses.............................     0.44%     0.43%     0.44%     0.46%     0.45%
  Net investment income................     5.72%     5.71%     6.40%     6.38%     6.55%
Portfolio turnover rate................      106%      109%       88%       95%      195%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            HIGH YIELD BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   7.21   $   8.14   $   7.87   $   7.80   $   7.37
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.79       0.77       0.78       0.80       0.81
Net realized and unrealized gains
  (losses) on investments..............     (0.46)     (0.94)      0.26       0.06       0.46
Dividends and distributions............
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.33      (0.17)      1.04       0.86       1.27
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.02)     (0.76)     (0.77)     (0.78)     (0.84)
Dividends in excess of net investment
  income...............................        --         --         --      (0.01)        --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.02)     (0.76)     (0.77)     (0.79)     (0.84)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $   7.52   $   7.21   $   8.14   $   7.87   $   7.80
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      4.61%     (2.36)%    13.78%     11.39%     17.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $802.2     $789.3     $568.7     $432.9     $367.9
Ratios to average net assets:
  Expenses.............................      0.60%      0.58%      0.57%      0.63%      0.61%
  Net investment income................     10.48%     10.31%      9.78%      9.89%     10.34%
Portfolio turnover rate................        58%        63%       106%        88%       139%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                          MONEY MARKET
                                         ----------------------------------------------
                                                           YEAR ENDED
                                                          DECEMBER 31,
                                         ----------------------------------------------
                                           1999      1998     1997     1996    1995(A)
                                         ---------  -------  -------  -------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....    $10.00   $10.00   $10.00   $10.00    $10.00
                                         --------   ------   ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................      0.49     0.52     0.54     0.51      0.56
Dividends and distributions............     (0.49)   (0.52)   (0.54)   (0.51)    (0.56)
                                         --------   ------   ------   ------    ------
Net Asset Value, end of year...........    $10.00   $10.00   $10.00   $10.00    $10.00
                                         ========   ======   ======   ======    ======
TOTAL INVESTMENT RETURN:(b)............      4.97%    5.39%    5.41%    5.22%     5.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,335.5   $920.2   $657.5   $668.8    $613.3
Ratios to average net assets:
  Expenses.............................      0.42%    0.41%    0.43%    0.44%     0.44%
  Net investment income................      4.90%    5.20%    5.28%    5.10%     5.64%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              PRUDENTIAL JENNISON
                                         --------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,                APRIL 25, 1995(d)(a)
                                         ----------------------------------------           TO
                                           1999       1998       1997      1996     DECEMBER 31, 1995
                                         ---------  ---------  --------  --------  --------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  23.91   $  17.73   $ 14.32   $ 12.55          $ 10.00
                                         --------   --------   -------   -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.05       0.04      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      9.88       6.56      4.48      1.78             2.54
                                         --------   --------   -------   -------          -------
    Total from investment operations...      9.93       6.60      4.52      1.80             2.56
                                         --------   --------   -------   -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.05)     (0.04)    (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.40)     (0.38)    (1.07)       --               --
                                         --------   --------   -------   -------          -------
    Total distributions................     (1.45)     (0.42)    (1.11)    (0.03)           (0.01)
                                         --------   --------   -------   -------          -------
Net Asset Value, end of period.........  $  32.39   $  23.91   $ 17.73   $ 14.32          $ 12.55
                                         ========   ========   =======   =======          =======
TOTAL INVESTMENT RETURN:(b)............     41.76%     37.46%    31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $2,770.7   $1,198.7    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.63%      0.63%     0.64%     0.66%            0.79%(c)
  Net investment income................      0.17%      0.20%     0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        58%        54%       60%       46%              37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of investment operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              STOCK INDEX
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  37.74   $  30.22   $  23.74   $  19.96   $  14.96
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.44       0.42       0.43       0.40       0.40
Net realized and unrealized gains
  (losses) on investments..............      7.23       8.11       7.34       4.06       5.13
                                         --------   --------   --------   --------   --------
    Total from investment operations...      7.67       8.53       7.77       4.46       5.53
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.43)     (0.42)     (0.42)     (0.40)     (0.38)
Distributions from net realized
  gains................................     (0.53)     (0.59)     (0.87)     (0.28)     (0.15)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.96)     (1.01)     (1.29)     (0.68)     (0.53)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  44.45   $  37.74   $  30.22   $  23.74   $  19.96
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............     20.54%     28.42%     32.83%     22.57%     37.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,655.0   $3,548.1   $2,448.2   $1,581.4   $1,031.3
Ratios to average net assets:
  Expenses.............................      0.39%      0.37%      0.37%      0.40%      0.38%
  Net investment income................      1.09%      1.25%      1.55%      1.95%      2.27%
Portfolio turnover rate................         2%         3%         5%         1%         1%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

                     (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

                                                             PROSPECTUS

                                                             April 30, 2000

           CONSERVATIVE BALANCED PORTFOLIO

             FLEXIBLE MANAGED PORTFOLIO


As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                              [LOGO] Prudential
                                                                     Investments

--------------------------------------------------------------------------------

TABLE OF CONTENTS

       1    RISK /RETURN SUMMARY

       1    Investment Objectives and Principal Strategies
       1    Principal Risks
       3    Evaluating Performance

       5    HOW THE PORTFOLIOS INVEST
       5    Investment Objectives and Policies
       5    Conservative Balanced Portfolio
       6    Flexible Managed Portfolio

       7    OTHER INVESTMENTS AND STRATEGIES

       7    ADRs
       7    Convertible Debt and Convertible Preferred Stock
       8    Derivatives
       8    Dollar Rolls
       8    Forward Foreign Currency Exchange Contracts
       8    Futures
       8    Interest Rate Swaps
       8    Joint Repurchase Account
       9    Loan Participations
       9    Options
       9    Real Estate Investment Trusts
       9    Repurchase Agreement
       9    Reverse Repurchase Agreements
       9    Short Sales
       9    Short Sales Against-the-Box
       9    When-issued and Delayed Delivery Securities

      10    INVESTMENT RISKS

      14    HOW THE FUND IS MANAGED

      14    Board of Directors
      14    Investment Adviser
      14    Investment Sub-Advisers
      14    Portfolio Managers

      15    HOW TO BUY AND SELL SHARES OF THE FUND

      15    Net Asset Value
      16    Distributor

      16    OTHER INFORMATION

      16    Federal Income Taxes
      16    European Monetary Union
      17    Monitoring for Possible Conflicts

     F-1    FINANCIAL HIGHLIGHTS

(For more information--see back cover)

RISK/RETURN SUMMARY

This prospectus is for use with the PRUVIDER(SM) Variable APPRECIABLE LIFE(R) Insurance Contract (the Contract) and only describes those portfolios of The Prudential Series Fund, Inc. (the Fund) that are available for investment through the Contract. This prospectus should be read together with the current prospectus for the Contract.

The Fund is a diversified, open-end investment company--commonly known as a mutual fund. Two of the Fund's seventeen portfolios (the Portfolios) are available under the Contract:

      CONSERVATIVE BALANCED PORTFOLIO        FLEXIBLE MANAGED PORTFOLIO

This section highlights key information about each Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI).

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Principal Risks below. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

CONSERVATIVE BALANCED PORTFOLIO

The Portfolio's investment objective is TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high-yield/high-risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

FLEXIBLE MANAGED PORTFOLIO

The Portfolio's investment objective is a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  CREDIT RISK
    o  FOREIGN INVESTMENT RISK
    o  INTEREST RATE RISK
    o  MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

    COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

    CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt--also known as "junk bonds"--have a higher risk of default and tend to be less liquid than higher-rated securities.

    FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

    INTEREST RATE RISK. The risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

    MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

    For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                5.27%
                            1991               19.07%
                            1992                6.95%
                            1993               12.20%
                            1994                -.97%
                            1995               17.27%
                            1996               12.63%
                            1997               13.45%
                            1998               11.74%
                            1999                6.69%

Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)

--------------------------------------------------------------------------------
                                                               SINCE
                                                               INCEPTION
                     1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                     ------        -------       --------      ---------
Class I shares        6.69%         12.30%       10.28%        10.60%
S&P 500**             21.03%        28.54%       18.19%        17.52%
Lipper Average***     8.58%         15.99%       11.65%        11.79%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500 )--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

*** The Lipper/Variable Insurance Products (VIP) Balanced Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990                1.91%
                            1991               25.43%
                            1992                7.61%
                            1993               15.58%
                            1994               -3.16%
                            1995               24.13%
                            1996               13.64%
                            1997               17.96%
                            1998               10.24%
                            1999                7.78%

Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)

--------------------------------------------------------------------------------
                                                                 SINCE
                                                                 INCEPTION
                       1 YEAR        5 YEARS       10 YEARS      (5/13/83)
                       ------        -------       --------      ---------
Class I shares          7.78%        14.60%        11.77%        11.80%
S&P 500**              21.03%        28.54%        18.19%        17.52%
Lipper Average***      12.07%        17.11%        12.94%        12.85%

--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Flexible Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/83).
Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

--------------------------------------
BALANCED PORTFOLIO                           To achieve our objective, we invest
We invest in all three types of              in a mix of equity and
securities--equity, debt and money           equity-related securities, debt
market--in order to achieve                  obligations and money market
diversification in a single                  instruments. We adjust the
portfolio. We seek to maintain a             percentage of Portfolio assets in
conservative blend of investments            each category depending on our
that will have strong performance            expectations regarding the
in a down market and solid, but not          different markets. While we make
necessarily outstanding,                     every effort to achieve our
performance in up markets. This              objective, we can't guarantee
Portfolio may be appropriate for an          success.
investor looking for
diversification with less risk than          We will vary how much of the
that of the Flexible Managed                 Portfolio's assets are invested in
Portfolio, while recognizing that            a particular type of security
this reduces the chances of greater          depending on how we think the
appreciation.                                different markets will perform.
--------------------------------------

Under normal conditions, we will invest within the ranges shown below:

        ASSET TYPE                MINIMUM             NORMAL          MAXIMUM
        ----------                -------             ------          -------
          Stocks                    15%                35%              75%
   Debt obligations and             25%                65%              85%
  money market securities

Debt securities in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities.

The stock portion of the Portfolio will be invested mainly in equity and equity-related securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio maturity of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency futures contracts and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund and other affiliated funds in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

-----------------------------------
BALANCED PORTFOLIO                      To achieve our objective, we invest
We invest in all three types of         in a mix of equity and
securities--equity, debt and money      equity-related securities, debt
market--in order to achieve             obligations and money market
diversification in a single             instruments. We adjust the
portfolio. We seek to maintain a        percentage of Portfolio assets in
more aggressive mix of investments      each category depending on our
than the Conservative Balanced          expectations regarding the
Portfolio. This Portfolio may be        different markets. While we make
appropriate for an investor looking     every effort to achieve our
for diversification who is willing      objective, we can't guarantee
to accept a relatively high level       success.
of loss in an effort to achieve
greater appreciation.
-----------------------------------

Generally, we will invest within the ranges shown below:

        ASSET TYPE                MINIMUM             NORMAL          MAXIMUM
        ----------                -------             ------          -------
          Stocks                    25%                60%              100%
  Fixed income securities           0%                 40%              75%
  Money market securities           0%                  0%              75%

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier and considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS.

The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

                                      * * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

DOLLAR ROLLS--Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar--but not necessarily the same--security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead, it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the buyer would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

INTEREST RATE SWAPS--In an interest rate swap, the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into that type of a swap if we think interest rates are going down.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

LOAN PARTICIPATIONS--In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT` is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

REVERSE REPURCHASE AGREEMENTS--In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Each Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

===================================================================================================================================
 INVESTMENT                   PORTFOLIO &
    TYPE                      % OF ASSETS                               RISKS                           POTENTIAL REWARDS
===================================================================================================================================
MONEY MARKET      BOTH PORTFOLIOS                      o  Limits potential for capital          o  May preserve the Portfolio's
INSTRUMENTS                                               appreciation                             assets
                  (% VARIES)
                                                       o  See credit risk and market risk

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND        BOTH PORTFOLIOS                      o  Individual stocks could lose value    o  Historically, stocks have
EQUITY-RELATED                                                                                     outperformed other investments
SECURITIES        (% VARIES)                           o  The equity markets could go down,        over the long term
                                                          resulting in a decline in value of
                                                          the Portfolio's investments           o  Generally, economic growth
                                                                                                   means higher corporate
                                                       o  Changes in economic or political         profits, which lead to an
                                                          conditions, both domestic and            increase in stock prices,
                                                          international, may result in a           known as capital appreciation
                                                          decline in value of the Portfolio's
                                                          investments

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME      BOTH PORTFOLIOS                      o  The Portfolio's holdings, share       o  Regular interest income
OBLIGATIONS                                               price and total return may
                  (% VARIES)                              fluctuate in response to bond         o  High-quality debt
                                                          market movements                         obligations are generally
                                                                                                   more secure than stocks
                                                       o  Credit risk--the risk that               since companies must pay
                                                          the default of an issuer                 their debts before they pay
                                                          would leave the Portfolio                dividends
                                                          with unpaid interest and/or
                                                          principal. The lower a                o  Most bonds will rise in
                                                          bond's quality, the higher               value when interest rates
                                                          its potential volatility                 fall

                                                       o  Market risk--the risk that            o  Bonds have generally
                                                          the value of an investment               outperformed money market
                                                          may move up or down,                     market instruments over the
                                                          sometimes rapidly or                     long term, with less risk
                                                          unpredictably. Market risk               than stocks
                                                          may affect an industry, a
                                                          sector, or the market as a            o  Investment grade bonds have
                                                          whole                                    a lower risk of default
                                                                                                   than junk bonds
                                                       o  Interest rate risk--the
                                                          risk that the value of most
                                                          bonds will fall when
                                                          interest rates rise. The
                                                          longer a bond's maturity
                                                          and the lower its credit
                                                          quality, the more its value
                                                          typically falls. It can
                                                          lead to price volatility
-----------------------------------------------------------------------------------------------------------------------------------

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

==========================================================================================================================
  INVESTMENT TYPE            PORTFOLIO &
                             % OF ASSETS                     RISKS                                    POTENTIAL REWARDS
==========================================================================================================================
HIGH-YIELD DEBT            BOTH PORTFOLIOS             o  Higher market risk                   o  May offer higher interest
SECURITIES                                                                                        income than higher quality
                           (% VARIES)                  o  Higher credit risk                      debt securities
(JUNK BONDS)
                                                       o  May be more illiquid
                                                          (harder to value and sell),
                                                          in which case valuation
                                                          would depend more on the
                                                          investment adviser's
                                                          judgment than is generally
                                                          the case with higher rated
                                                          securities
--------------------------------------------------------------------------------------------------------------------------
FOREIGN                    BOTH PORTFOLIOS             o  Foreign markets, economies           o  Investors can participate
SECURITIES                                                and political systems may               in foreign markets and
                           (% VARIES)                     not be as stable as in the              companies operating in
                                                          U.S.                                    those markets

                                                       o  Currency risk--changing              o  May profit from changing
                                                          values of foreign                       values of foreign
                                                          currencies can cause losses             currencies

                                                       o  May be less liquid than              o  Opportunities for
                                                          U.S. stocks and bonds                   diversification

                                                       o  Differences in foreign
                                                          laws, accounting standards,
                                                          public information, custody
                                                          and settlement practices
                                                          provide less reliable
                                                          information on foreign
                                                          investments and involve
                                                          more risk
--------------------------------------------------------------------------------------------------------------------------

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

===================================================================================================================================
 INVESTMENT                   PORTFOLIO &
   TYPE                       % OF ASSETS                               RISKS                           POTENTIAL REWARDS
===================================================================================================================================
DERIVATIVES       OPTIONS ON EQUITY SECURITIES:        o  Derivatives, such as futures,         o  A Portfolio could make money
                  BOTH PORTFOLIOS                         options and foreign currency forward     and protect against losses if
                                                          contracts that are used for hedging      the investment analysis proves
                  (% VARIES)                              purposes, may not fully offset the       correct
                                                          underlying positions and this could
                  OPTIONS ON DEBT SECURITIES:             result in losses to the Portfolio     o  Derivatives that involve
                  BOTH PORTFOLIOS                         that would not have otherwise            leverage could generate
                                                          occurred                                 substantial gains at low cost
                  (% VARIES)
                                                       o  Derivatives used for risk management  o  One way to manage a
                  OPTIONS ON STOCK INDEXES:               may not have the intended effects        Portfolio's risk/return
                  BOTH PORTFOLIOS                         and may result in losses or missed       balance is to lock in the
                                                          opportunities                            value of an investment ahead
                  (% VARIES)                                                                       of time
                                                       o  The other party to a derivatives
                  FUTURES CONTRACTS ON STOCK INDEXES:     contract could default
                  BOTH PORTFOLIOS
                                                       o  Derivatives that involve leverage
                  (% VARIES)                              could magnify losses

                  FUTURES ON DEBT SECURITIES AND       o  Certain types of derivatives involve
                  INTEREST RATE INDEXES:                  costs to the Portfolio that can
                  BOTH PORTFOLIOS                         reduce returns

                  (% VARIES)

                  INTEREST RATE SWAPS:
                  BOTH PORTFOLIOS

                  (% VARIES)
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE       FLEXIBLE MANAGED                     o  Performance depends on the strength   o  Real estate holdings can
INVESTMENT                                                of real estate markets, REIT             generate good returns from
TRUSTS            (% VARIES)                              management and property management       rents, rising market values,
(REITS)                                                   which can be affected by many            etc.
                                                          factors, including national and
                                                          regional economic conditions          o  Greater diversification than
                                                                                                   direct ownership
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID          BOTH PORTFOLIOS (UP TO15% OF NET     o  May be difficult to value precisely   o  May offer a more attractive
SECURITIES        ASSETS)                                                                          yield or potential for growth
                                                       o  May be difficult to sell at the time     than more widely traded
                                                          or price desired                         securities
-----------------------------------------------------------------------------------------------------------------------------------

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

===================================================================================================================================
 INVESTMENT                   PORTFOLIO &
   TYPE                       % OF ASSETS                               RISKS                           POTENTIAL REWARDS
===================================================================================================================================
LOAN                    BOTH PORTFOLIOS                o  Credit risk                           o  May offer right to receive
PARTICIPATIONS                                                                                     principal, interest and fees
                        (% VARIES)                     o  Market risk                              without as much risk as lender

                                                       o  A Portfolio has no rights against
                                                          the borrower in the event the
                                                          borrower does not repay the loan
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND         BOTH PORTFOLIOS                o  Use of such instruments and           o  Use of instruments may magnify
DELAYED DELIVERY                                          strategies may magnify underlying        underlying investment gains
SECURITIES,             (% VARIES)                        investment losses
REVERSE
REPURCHASE                                             o  Investment costs may exceed
AGREEMENTS,                                               potential underlying investment
DOLLAR ROLLS AND                                          gains
SHORT SALES
-----------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Prudential Insurance Company of America (Prudential) serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

---------------------------------------------------------
                              TOTAL ADVISORY FEES
                              AS % OF AVERAGE NET
PORTFOLIO                           ASSETS
---------------------------------------------------------

Conservative Balanced                0.55
Flexible Managed                     0.60

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential Investments' Fixed Income Group, which provides portfolio management services to the Conservative Balanced and Flexible Managed Portfolios, manages more than $127 billion for Prudential's retail investors, institutional investors, and policyholders. Senior Managing Directors James J. Sullivan and Jack W. Gaston head the Group, which is organized into teams specializing in different market sectors. Top-down, broad investment decisions are made by the Fixed Income Policy Committee, whereas bottom-up security selection is made by the sector teams.

Mr. Sullivan has overall responsibility for overseeing portfolio management and credit research. Prior to joining Prudential Investments in 1998, he was a Managing Director in Prudential's Capital Management Group, where he oversaw portfolio management and credit research for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 16 years of experience in risk management, arbitrage trading and corporate bond investing.

Mr. Gaston has overall responsibility for overseeing quantitative research and risk management. Prior to his appointment in 1999, he was Senior Managing Director of the Capital Management Group where he was responsible for the investment performance and risk management for Prudential's General Account and subsidiary fixed-income portfolios. He has more than 20 years of experience in investment management, including extensive experience applying quantitative techniques to portfolio management.

The Fixed Income Investment Policy Committee is comprised of key senior investment managers. Members include seven sector team leaders, the chief investment strategist, and the head of risk management. The Committee uses a top-down approach to investment strategy, asset allocation and general risk management, identifying sectors in which to invest.

CONSERVATIVE BALANCED PORTFOLIO AND FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

The Corporate Team, headed by Steven Kellner, is primarily responsible for overseeing the day-to-day management of the fixed income portion of the Portfolios. This team uses a bottom-up approach, which focuses on individual securities, while staying within the guidelines of the Investment Policy Committee and the Portfolios' investment restrictions and policies. In addition, the Credit Research team of analysts supports the sector teams using bottom-up fundamentals, as well as economic and industry trends. Other sector teams may contribute to securities selection when appropriate.

                                    CORPORATE

      ASSETS UNDER MANAGEMENT (as of December 31, 1999): $47.3 billion.

      TEAM LEADER: Steven Kellner. GENERAL INVESTMENT EXPERIENCE: 13 years.

      PORTFOLIO MANAGERS: 8. AVERAGE GENERAL INVESTMENT EXPERIENCE: 13 years, which includes team members with mutual fund experience.

      SECTOR: U.S. investment-grade corporate securities.

      INVESTMENT STRATEGY: Focus is on identifying spread, credit quality and liquidity trends to capitalize on changing opportunities in the market. Ultimately, they seek the highest expected return with the least risk.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America (Prudential) and its affiliates as investment options under certain contracts, including the Contract offered by the attached contract prospectus. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their contracts.

NET ASSET VALUE

When the Account purchases or sells shares of a Portfolio, the price it will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The NAV of each share class of each Portfolio is determined one a day--at 4:15 p.m. New York Time--on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

Short-term debt securities with remaining maturities of 12 months or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

OTHER INFORMATION

FEDERAL INCOME TAXES

You should consult the Contract prospectus for tax information. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         CONSERVATIVE BALANCED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  15.08   $  14.97   $  15.52   $  15.31   $  14.10
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.62       0.66       0.76       0.66       0.63
Net realized and unrealized gains on
  investments..........................      0.37       1.05       1.26       1.24       1.78
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.99       1.71       2.02       1.90       2.41
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.62)     (0.66)     (0.76)     (0.66)     (0.64)
Distributions from net realized
  gains................................     (0.06)     (0.94)     (1.81)     (1.03)     (0.56)
Distributions in excess from net
  realized gains.......................     (0.03)        --         --         --         --
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.71)     (1.60)     (2.57)     (1.69)     (1.20)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  15.36   $  15.08   $  14.97   $  15.52   $  15.31
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      6.69%     11.74%     13.45%     12.63%     17.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,387.1   $4,796.0   $4,744.2   $4,478.8   $3,940.8
Ratios to average net assets:
  Expenses.............................      0.57%      0.57%      0.56%      0.59%      0.58%
  Net investment income................      4.02%      4.19%      4.48%      4.13%      4.19%
Portfolio turnover rate................       109%       167%       295%       295%       201%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      FLEXIBLE MANAGED PORTFOLIO
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1999       1998       1997       1996      1995(A)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  16.56   $  17.28   $  17.79   $  17.86   $  15.50
                                         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.58       0.58       0.59       0.57       0.56
Net realized and unrealized gains on
  investments..........................      0.69       1.14       2.52       1.79       3.15
                                         --------   --------   --------   --------   --------
    Total from investment operations...      1.27       1.72       3.11       2.36       3.17
                                         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income...        --      (0.59)     (0.58)     (0.58)     (0.56)
Distributions from net realized
  gains................................     (0.19)     (1.85)     (3.04)     (1.85)     (0.79)
                                         --------   --------   --------   --------   --------
    Total distributions................     (0.19)     (2.44)     (3.62)     (2.43)     (1.35)
                                         --------   --------   --------   --------   --------
Net Asset Value, end of year...........  $  17.64   $  16.56   $  17.28   $  17.79   $  17.86
                                         ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN:(b)............      7.78%     10.24%     17.96%     13.64%     24.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $5,125.3   $5,410.0   $5,490.1   $4,896.9   $4,261.2
Ratios to average net assets:
  Expenses.............................      0.62       0.61%      0.62%      0.64%      0.63%
  Net investment income................      3.20       3.21%      3.02%      3.07%      3.30%
Portfolio turnover rate................        76%       138%       227%       233%       173%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

                      (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

                                                             PROSPECTUS

                                                             April 30, 2000

                  EQUITY PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS
IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.


                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

--------------------------------------------------------------------------------

TABLE OF CONTENTS

       1    RISK/RETURN SUMMARY

       1    Investment Objectives and Principal Strategies
       1    Portfolio Risks
       3    Evaluating Performance

       4    HOW THE PORTFOLIO INVESTS

       4    Investment Objectives and Policies

       5    OTHER INVESTMENTS AND STRATEGIES

       4    ADRs
       4    Convertible Debt and Convertible Preferred Stock
       4    Derivatives
       4    Forward Foreign Currency Exchange Contracts
       5    Futures
       5    Joint Repurchase Account
       5    Options
       6    Repurchase Agreements
       6    Short Sales
       6    When-issued and Delayed Delivery Securities

       7    INVESTMENT RISKS

      10    HOW THE FUND IS MANAGED

      10    Board of Directors
      10    Investment Adviser
      10    Investment Sub-Advisers
      10    Portfolio Managers


      11    HOW TO BUY AND SELL SHARES OF THE FUND

      11    Net Asset Value
      12    Distributor

      12    OTHER INFORMATION

      12    Federal Income Taxes
      12    European Monetary Union
      12    Monitoring for Possible Conflicts

     F-1    FINANCIAL HIGHLIGHTS

(For more information-- see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about the Equity Portfolio (the Portfolio), which is a separate portfolio of The Prudential Series Fund, Inc. (the Fund).

The Fund offers two classes of shares: Class I and Class II. This prospectus relates only to Class II shares of the Portfolio. Class II shares are offered only to separate accounts of insurance companies other than The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.)

The following section highlights key information about the Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI), which provides information with respect to all of the investment portfolios of the Fund, including the Equity Portfolio.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE EQUITY PORTFOLIO

The following summarizes the investment objective, principal strategies and principal risks for this Portfolio. We describe the terms "company risk," "foreign investment risk," and "market risk" in the section on Portfolio Risks, below.

EQUITY PORTFOLIO

The Portfolio's investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

    PRINCIPAL RISKS:
    o  COMPANY RISK
    o  FOREIGN INVESTMENT RISK
    o  MARKET RISK

PORTFOLIO RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in the Equity Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Equity Portfolio.

    COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

    MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

    FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

    FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

    CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

    POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of the Portfolio's foreign securities.

                                      * * *

    For more information about the risks associated with the Portfolio, see "How the Portfolio Invests - Investment Risks."

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

A number of factors - including risk - can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                            1990               -5.21%
                            1991               26.01%
                            1992               14.17%
                            1993               21.87%
                            1994                2.78%
                            1995               31.29%
                            1996               18.52%
                            1997               24.66%
                            1998                9.34%
                            1999               12.49%

Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                 SINCE
                                                                 INCEPTION
                      1 YEAR        5 YEARS        10 YEARS      (5/13/83)
                      ------        -------        --------      ---------
Class I shares        12.49%        18.99%         15.08%        14.98%
Class II shares        n/a           n/a            n/a           0.68%
S&P 500**             21.03%        28.54%         18.19%        17.52%
Lipper Average***     31.48%        26.45%         17.79%        16.33%
--------------------------------------------------------------------------------
*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500) - an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

HOW THE PORTFOLIO INVESTS

INVESTMENT OBJECTIVES AND POLICIES

We describe the Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve the Portfolio's objective, we can't guarantee success. A Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in this Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------
VALUE APPROACH                           To achieve our investment
We use a value approach to investing     objective, we invest primarily in
which means we look for companies        common stocks of major established
whose stock is selling below the         corporations as well as smaller
price that we believe reflects its       companies.
true worth based on earnings, book
value and other financial measures.      A portion of the Portfolio's
                                         assets may be invested in short,
To achieve our value investment          intermediate or long term debt
strategy, we usually buy securities      obligations, including convertible
that are out of favor and that many      and nonconvertible preferred stock
other investors are selling. We          and other equity-related
attempt to invest in companies and       SECURITIES. Up to 5% of these
industries before other investors        holdings may be rated below
recognize their true value.              investment grade. These securities
--------------------------------------   are considered speculative and are
                                         sometimes referred to as "junk bonds."

Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

Under normal circumstances, the Portfolio may invest a portion of its assets in money market instruments. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

                                      * * *

The Statement of Additional Information - which we refer to as the SAI - contains additional information about the Portfolio. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolio above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK - A convertible security is a security - for example, a bond or preferred stock - that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer - through their conversion mechanism - the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES - A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES - A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the buyer would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

JOINT REPURCHASE ACCOUNT - In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

OPTIONS - A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REPURCHASE AGREEMENTS - In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

SHORT SALES -In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

The Equity Portfolio also follows certain policies when it borrows money (a Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (a Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce a Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. A Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE EQUITY PORTFOLIO IS NO EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS THE PORTFOLIO MAY MAKE. SEE ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.

====================================================================================================================================
INVESTMENT
   TYPE               % OF ASSETS                       RISKS                                       Potential Rewards
====================================================================================================================================
EQUITY AND             UP TO 100%          o   Individual stocks could lose value       o   Historically, stocks have
EQUITY-RELATED                                                                              outperformed other investments over
SECURITIES                                 o   The equity markets could go down,            the long term
                                               resulting in a decline in value of the
                                               Portfolio's investments                  o   Generally, economic growth means
                                                                                            higher corporate profits, which lead
                                           o   Changes in economic or political             to an increase in stock prices,
                                               conditions, both domestic and                known as capital appreciation
                                               international, may result in a
                                               decline in value of the Portfolio's
                                               investments
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME           % CAN VARY          o   The Portfolio's holdings, share price    o   Regular interest income
OBLIGATIONS                                    and total return may fluctuate in
                                               response to bond market movements        o   High-quality debt obligations are
                                                                                            generally more secure than stocks
                                           o   Credit risk - the risk that the              since companies must pay their debts
                                               default of an issuer would leave the         before they pay dividends
                                               Portfolio with unpaid interest
                                               and/or principal. The lower a bond's     o   Most bonds will rise in value when
                                               quality, the higher its potential            interest rates fall
                                               volatility
                                                                                        o   Bonds have generally outperformed
                                           o   Market risk - the risk that the              money market instruments over the
                                               market value of an investment may            long term, with less risk than
                                               move up or down, sometimes rapidly           stocks
                                               or unpredictably. Market risk may
                                               affect an industry, a sector, or the     o   Investment grade bonds have a lower
                                               market as a whole                            risk of default than junk bonds

                                           o   Interest rate risk - the risk that
                                               the value of most bonds will fall
                                               when interest rates rise. The longer
                                               a bond's maturity and the lower its
                                               credit quality, the more its value
                                               typically falls. It can lead to
                                               price volatility
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
INVESTMENT
   TYPE              % OF ASSETS                       RISKS                                          Potential Rewards
====================================================================================================================================
HIGH-YIELD DEBT        UP TO 5%            o   Higher market risk                       o   May offer higher interest income
SECURITIES                                                                                  than higher quality debt securities
(JUNK BONDS)                               o   Higher credit risk

                                           o   May be more illiquid (harder to
                                               value and sell), in which case
                                               valuation would depend more on the
                                               investment adviser's judgment than
                                               is generally the case with higher
                                               rated securities
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN                UP TO 30%           o   Foreign markets, economies and           o   Investors can participate in foreign
SECURITIES                                     political systems may not be as              markets and companies operating in
                                               stable as in the U.S.                        those markets

                                           o   Currency risk - changing values of       o   May profit from changing values of
                                               foreign currencies can cause losses          foreign currencies

                                           o   May be less liquid than U.S. stocks      o   Opportunities for diversification
                                               and bonds

                                           o   Differences in foreign laws,
                                               accounting standards, public
                                               information, custody and settlement
                                               practices provide less reliable
                                               information on foreign investments
                                               and involve more risk
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
INVESTMENT
   TYPE              % OF ASSETS                       RISKS                                          Potential Rewards
====================================================================================================================================
DERIVATIVES)           (% VARIES)          o   Derivatives, such as futures, options      o   The Portfolio could make money and
                                               and foreign currency forward contracts         protect against losses if the
                                               that are used for hedging purposes, may        investment analysis proves correct
                                               not fully offset the underlying
                                               positions and this could result in         o   Derivatives that involve leverage
                                               losses to the Portfolio that would not         could generate substantial gains at
                                               have otherwise occurred                        low cost

                                           o   Derivatives used for risk management       o   One way to manage the Portfolio's
                                               may not have the intended effects              risk/return balance is to lock in
                                               and may result in losses or missed             the value of an investment ahead of
                                               opportunities                                  time

                                           o   The other party to a derivatives
                                               contract could default

                                           o   Derivatives that involve leverage could
                                               magnify losses

                                           o   Certain types of derivatives involve
                                               costs to the Portfolio that can reduce
                                               returns
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND        % VARIES            o   Use of such instruments and strategies     o   Use of instruments may magnify
DELAYED DELIVERY                               may magnify underlying  investment             underlying investment gains
SECURITIES AND                                 losses
SHORT SALES
                                           o   Investment costs may exceed potential
                                               underlying investment gains
------------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to the Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

---------------------------------------------------------
                             TOTAL ADVISORY FEES
PORTFOLIO                 AS % OF AVERAGE NET ASSETS
---------------------------------------------------------

Equity                              0.45

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For the Equity Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Equity Portfolio and has served as an investment adviser to investment companies since 1984. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Thomas R. Jackson manages the equity portion of the Portfolio assigned to PIC. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. He is a member of the New York Society of Security Analysts.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio--Class I and Class II. This prospectus relates only Class II shares of the Equity Portfolio. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Equity Portfolio.

Both Class I and Class II shares of the Equity Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of the Portfolio is determined once a day - at 4:15 p.m. New York time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolio's NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for the Portfolio is determined by a simple calculation. It's the total value of the Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine the Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

The Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios does not price its shares. Therefore, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

SHORT-TERM DEBT SECURITIES, INCLUDING BONDS, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer). Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value. The amortized cost valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES--those that are not valued on an amortized cost basis--are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) OPTIONS are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I and Class II for the periods indicated.

The information for the FOUR YEARS AND PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE ONE YEAR ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            EQUITY CLASS I                       EQUITY CLASS II
                                         -----------------------------------------------------  -----------------
                                                              YEAR ENDED
                                                             DECEMBER 31,                        MAY 3, 1999(d)
                                         -----------------------------------------------------       THROUGH
                                           1999       1998       1997       1996      1995(A)   DECEMBER 31, 1999
                                         ---------  ---------  ---------  ---------  ---------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  29.64   $  31.07   $  26.96   $  25.64   $  20.66        $ 32.79
                                         --------   --------   --------   --------   --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.54       0.60       0.69       0.71       0.55           0.28
Net realized and unrealized gains on
  investments..........................      3.02       2.21       5.88       3.88       5.89          (0.60)
                                         --------   --------   --------   --------   --------        -------
    Total from investment operations...      3.56       2.81       6.57       4.59       6.44          (0.32)
                                         --------   --------   --------   --------   --------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.53)     (0.60)     (0.70)     (0.67)     (0.52)         (0.34)
Distributions from net realized
  gains................................     (3.77)     (3.64)     (1.76)     (2.60)     (0.94)         (3.21)
                                         --------   --------   --------   --------   --------        -------
    Total distributions................     (4.30)     (4.24)     (2.46)     (3.27)     (1.46)         (3.55)
                                         --------   --------   --------   --------   --------        -------
Net Asset Value, end of period.........  $  28.90   $  29.64   $  31.07   $  26.96   $  25.64        $ 28.92
                                         ========   ========   ========   ========   ========        =======
TOTAL INVESTMENT RETURN:(b)............     12.49%      9.34%     24.66%     18.52%     31.29%         (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $6,235.0   $6,247.0   $6,024.0   $4,814.0   $3,813.8           $0.3
Ratios to average net assets:
  Expenses.............................      0.47%      0.47%      0.46%      0.50%      0.48%          0.87%(c)
  Net investment income................      1.72%      1.81%      2.27%      2.54%      2.28%          1.33%(c)
Portfolio turnover rate................         9%        25%        13%        20%        18%             9%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of offering of Class II shares.

                      (This page intentionally left blank.)

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
                                                                      PROSPECTUS

                                                                  April 30, 2000
                          PRUDENTIAL JENNISON PORTFOLIO

                              20/20 FOCUS PORTFOLIO

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS
IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO
STATE OTHERWISE.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

--------------------------------------------------------------------------------

TABLE OF CONTENTS

           1      RISK/RETURN SUMMARY

           1      Investment Objectives and Principal Strategies
           2      Portfolio Risks
           3      Evaluating Performance

           5      HOW THE PORTFOLIOS INVEST

           5      Investment Objectives and Policies
           5      Prudential Jennison Portfolio
           6      20/20 Focus Portfolio

           7      OTHER INVESTMENTS AND STRATEGIES

           7      ADRs
           7      Convertible Debt and Convertible Preferred Stock
           7      Derivatives
           7      Forward Foreign Currency Exchange Contracts
           7      Futures
           7      Joint Repurchase Account
           7      Mortgage-related Securities
           8      Options
           8      Real Estate Investment Trusts
           8      Repurchase Agreements
           8      Short Sales
           8      Short Sales Against-the-Box
           8      When-issued and Delayed Delivery Securities

          10      INVESTMENT RISKS

          14      HOW THE FUND IS MANAGED

          14      Board of Directors
          14      Investment Adviser
          14      Investment Sub-Advisers
          14      Portfolio Managers

          15      HOW TO BUY AND SELL SHARES OF THE FUND

          15      Net Asset Value
          16      Distributor

          17      OTHER INFORMATION

          17      Federal Income Taxes
          17      European Monetary Union
          17      Monitoring for Possible Conflicts

         F-1      FINANCIAL HIGHLIGHTS

For more information (Back Cover)

RISK/RETURN SUMMARY

This prospectus provides information about the Prudential Jennison Portfolio and the 20/20 Focus Portfolio (each, a Portfolio, and collectively, the Portfolios), which are separate portfolios of The Prudential Series Fund, Inc. (the Fund).

The Fund offers two classes of shares in each Portfolio: Class I and Class II. This prospectus relates only to Class II shares of the Portfolio. Class II shares are sold only to separate accounts of insurance companies other than The Prudential Insurance Company of America (Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.)

The following section highlights key information about each available Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI), which provides information with respect to all of the investment portfolios of the Fund, including the Prudential Jennison Portfolio and the 20/20 Focus Portfolio.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks for each of the Portfolios. We describe the terms "company risk," "credit risk," "foreign investment risk," "interest rate risk," and "market risk" in the section on Portfolio Risks, on page 2. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

PRUDENTIAL JENNISON PORTFOLIO

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     FOREIGN INVESTMENT RISK
      O     MARKET RISK

20/20 FOCUS PORTFOLIO

The Portfolio's investment objective is LONG-TERM GROWTH OF CAPITAL. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach which means he or she will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he or she seeks companies that exhibit higher-than- average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     FOREIGN INVESTMENT RISK
      O     MARKET RISK

PORTFOLIO RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

      COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

      CREDIT RISK. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt--also known as "junk bonds"--have a higher risk of default and tend to be less liquid than higher-rated securities.

      FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

      FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

      CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

      POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of a Portfolio's foreign securities.

      MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

      For more information about the risks associated with the Portfolios, see "How the Portfolios Invest--Investment Risks."

                                      * * *

EVALUATING PERFORMANCE

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                            [REPRESENTATION OF CHART]

                          1996                    14.41%
                          1997                    31.71%
                          1998                    37.46%
                          1999                    41.76%


Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                   INCEPTION
                                               1 YEAR              (4/25/95)
                                               ------              ---------
Class I shares                                 41.76%              32.11%
Class II shares**                                n/a                 n/a
S&P 500***                                     21.03%              27.48%
Lipper Average****                             31.48%              25.81%
--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** Class II shares of the Portfolio were offered beginning January 3, 2000, so they do not have a performance record as of December 31, 1999.

*** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

**** The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The table below demonstrates the risk of investing in the Portfolio by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future. No bar chart is included because as of 12/31/99, the Portfolio did not have one full calendar year of performance.

Best Quarter: 18.79% (4th quarter of 1999) Worst Quarter: (5.09)% (3rd quarter of 1999)

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                                     SINCE
                                                                     INCEPTION
                                                                     (5/3/99)
                                                                     ---------
Class I shares                                                       18.95%
S&P 500**                                                            10.99%
Lipper Average***                                                    21.65%
--------------------------------------------------------------------------------

*The Portfolio's returns are after deduction of expenses and do not include Contract charges.

**The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

***The Lipper Variable Insurance Products (VIP) Growth Fund Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/83). Source: Lipper, Inc.

HOW THE PORTFOLIOS INVEST

INVESTMENT OBJECTIVES AND POLICIES

We describe each Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled Other Investments and Strategies. Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. Each Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is to achieve LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

------------------------------------
INVESTMENT STRATEGY
We seek to invest in equity            In pursuing our objective, we normally
securities of established companies    invest 65% of the Portfolio's total
with above-average growth              assets in common stocks and preferred
prospects. We select stocks on a       stocks of companies with capitalization
company-by-company basis using         in excess of $1 billion.
fundamental analysis. In making our
stock picks, we look for companies     For the balance of the Portfolio, we may
that have had growth in earnings       invest in common stocks, preferred
and sales, high returns on equity      stocks and other equity-related
and assets or other strong             securities of companies that are
financial characteristics. Often,      undergoing changes in management,
the companies we choose have           product and/or marketing dynamics which
superior management, a unique          we believe have not yet been reflected
market niche or a strong new           in reported earnings or recognized by
product.                               investors.
------------------------------------

In addition, we may invest in debt securities and MORTGAGE-RELATED SECURITIES. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

--------------------------------------------------------------------------------
20/20 FOCUS PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-----------------------------------
VALUE & GROWTH APPROACHES              To achieve this objective, the Portfolio
Our strategy is to combine the         will invest primarily in up to 40 equity
efforts of two outstanding             securities of U.S. companies that are
portfolio managers, each with a        selected by the Portfolio's two
different investment style, and to     portfolio managers as having strong
invest in only the favorite stock      capital appreciation potential. Each
picks of each manager. One manager     portfolio manager will manage his own
will invest using a value approach,    portion of the Portfolio's assets, which
which means he will attempt to         will usually include a maximum of 20
identify strong companies selling      securities. Because the Portfolio will
at a discount from their perceived     be investing in 40 or fewer securities,
true value. The other manager will     an investment in this Portfolio may be
use a growth approach, which means     riskier than an investment in a more
he seeks companies that exhibit        widely diversified fund. We intend to be
higher-than-                           fully invested, holding less than 5% in
average earnings growth.               cash, under normal market conditions.
-----------------------------------

Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in cash, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and derivatives. Up to 20% of the Portfolio's total assets may be invested in foreign securities. For these purposes, we do not consider American Depositary Receipts (ADRS) as foreign securities.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs).

We may invest in high quality money market instruments. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell FUTURES CONTRACTS on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

                                      * * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie
Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)--A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

Each Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets) and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

AS NOTED, ALL INVESTMENTS INVOLVE RISK, AND INVESTING IN THE PORTFOLIOS IS NO
EXCEPTION. THIS CHART OUTLINES THE KEY RISKS AND POTENTIAL REWARDS OF THE
PRINCIPAL INVESTMENTS AND CERTAIN OTHER INVESTMENTS EACH PORTFOLIO MAY MAKE. SEE
ALSO, "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS" IN THE SAI.
===================================================================================================================================
 INVESTMENT TYPE               PORTFOLIO                                RISKS                           POTENTIAL REWARDS
===================================================================================================================================
MONEY MARKET      Both Portfolios                      o  Limits potential for capital          o  May preserve the Portfolio's
INSTRUMENTS                                               appreciation                             assets

                                                       o  See credit risk and market risk
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND        Equity-related securities:           o  Individual stocks could lose value    o  Historically, stocks have
EQUITY-RELATED    Both Portfolios                                                                  outperformed other investments
SECURITIES                                             o  The equity markets could go down,        over the long term
                                                          resulting in a decline in value of
                                                          the Portfolio's investments           o  Generally, economic growth
                                                                                                   means higher corporate
                                                       o  Changes in economic or political         profits, which lead to an
                                                          conditions, both domestic and            increase in stock prices,
                                                          international, may result in a           known as capital appreciation
                                                          decline in value of the Portfolio's
                                                          investments
-----------------------------------------------------------------------------------------------------------------------------------
Fixed income      Both Portfolios                       o The Portfolio's holdings, share       o  Regular interest income
obligations                                               price and total return may
                                                          fluctuate in response to bond         o  High-quality debt obligations
                                                          market movements                         are generally more secure than
                                                                                                   stocks since companies must
                                                        o Credit risk--the risk that the           pay their debts before they
                                                          default of an issuer would leave         pay dividends
                                                          the Portfolio with unpaid interest
                                                          and/or principal. The lower a         o  Most bonds will rise in value
                                                          bond's quality, the higher its           when interest rates fall
                                                          potential volatility
                                                                                                o  Bonds have generally
                                                        o Market risk--the risk that the           outperformed money market
                                                          market value of an investment may        instruments over the long
                                                          move up or down, sometimes rapidly       term, with less risk than
                                                          or unpredictably. Market risk may        stocks
                                                          affect an industry, a sector, or
                                                          the market as a whole                 o  Investment grade bonds have a
                                                                                                   lower risk of default than
                                                        o Interest rate risk--the risk that        junk bonds
                                                          the value of most bonds will fall
                                                          when interest rates rise. The
                                                          longer a bond's maturity and the
                                                          lower its credit quality, the more
                                                          its value typically falls. It can
                                                          lead to price volatility
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
 INVESTMENT TYPE               PORTFOLIO                                RISKS                           POTENTIAL REWARDS
===================================================================================================================================
HIGH-YIELD DEBT   Prudential Jennison                  o  Higher market risk                    o  May offer higher interest
SECURITIES                                                                                         income than higher quality
                                                       o  Higher credit risk                       debt securities
(JUNK BONDS)
                                                       o  May be more illiquid (harder to
                                                          value and sell), in which case
                                                          valuation would depend more on the
                                                          investment adviser's judgment than
                                                          is generally the case with higher
                                                          rated securities
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN           Both Portfolios                      o  Foreign markets, economies and        o  Investors can participate in
SECURITIES        Options on Foreign Currencies:          political systems may not be as          foreign markets and companies
                  Both Portfolios                         stable as in the U.S.                    operating in those markets
                  Futures on Foreign Currencies:
                  Both Portfolios                      o  Currency risk--changing values of     o  May profit from changing
                                                          foreign currencies can cause losses      values of foreign currencies

                                                       o  May be less liquid than U.S. stocks   o  Opportunities for
                                                          and bonds                                diversification

                                                       o  Differences in foreign laws,
                                                          accounting standards, public
                                                          information, custody and settlement
                                                          practices provide less reliable
                                                          information on foreign investments
                                                          and involve more risk

===================================================================================================================================
 INVESTMENT TYPE               PORTFOLIO                                RISKS                           POTENTIAL REWARDS
===================================================================================================================================
DERIVATIVES       Options on Equity Securities:        o  Derivatives, such as futures,         o  A Portfolio could make money
                  Prudential Jennison Growth              options and foreign currency forward     and protect against losses if
                                                          contracts that are used for hedging      the investment analysis proves
                  Options on Stock Indexes:               purposes, may not fully offset the       correct
                  Both Portfolios                         underlying positions and this could
                  (% varies)                              result in losses to the Portfolio     o  Derivatives that involve
                  Futures Contracts on stock indexes:     that would not have otherwise            leverage could generate
                  Both Portfolios                         occurred                                 substantial gains at low cost
                  (% varies)
                                                       o  Derivatives used for risk management  o  One way to manage a
                                                          may not have the intended effects        Portfolio's risk/return
                                                          and may result in losses or missed       balance is to lock in the
                                                          opportunities                            value of an investment ahead
                                                                                                   of time
                                                       o  The other party to a derivatives
                                                          contract could default

                                                       o  Derivatives that involve leverage
                                                          could magnify losses

                                                       o  Certain types of derivatives involve
                                                          costs to the Portfolio that can
                                                          reduce returns
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-RELATED  Prudential Jennison                  o  Prepayment risk--the risk that the    o  Regular interest income
SECURITIES        (% varies)                              underlying mortgage or other debt
                                                          may be prepaid partially or           o  Pass-through instruments
                                                          completely, generally during periods     provide greater
                                                          of falling interest rates, which         diversification than direct
                                                          could adversely affect yield to          ownership of loans
                                                          maturity and could require the
                                                          yielding securities                   o  Certain mortgage-backed
                                                                                                   securities may benefit from
                                                       o  Credit risk--the risk that the           security interest in real
                                                          underlying mortgages will not be         estate collateral
                                                          paid by debtors or by credit
                                                          insurers or guarantors of such
                                                          instruments. Some mortgage
                                                          securities are unsecured or secured
                                                          by lower-rated issuers or guarantors
                                                          and thus may involve greater risk

                                                       o  See market risk and interest rate
                                                          risk
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
 INVESTMENT TYPE               PORTFOLIO                                RISKS                           POTENTIAL REWARDS
===================================================================================================================================
REAL ESTATE       20/20 Focus                          o  Performance depends on the strength   o  Real estate holdings can
INVESTMENT TRUSTS                                         of real estate markets, REIT             generate good returns from
                                                          management and property management       rents, rising market values,
(REITS)                                                   which can be affected by many            etc.
                                                          factors, including national and
                                                          regional economic conditions          o  Greater diversification than
                                                                                                   direct ownership
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID          Both Portfolios                      o  May be difficult to value precisely   o  May offer a more attractive
SECURITIES                                                                                         yield or potential for growth
                                                       o  May be difficult to sell at the time     than more widely traded
                                                          or price desired                         securities
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND   When-issued and delayed              o  Use of such instruments and           o  Use of instruments may magnify
DELAYED DELIVERY  delivery securities:                    strategies may magnify underlying        underlying investment gains
SECURITIES,       Both Portfolios                         investment losses
REVERSE
REPURCHASE                                             o  Investment costs may exceed
AGREEMENTS,       Short Sales:                            potential underlying investment gains
DOLLAR ROLLS AND  Both Portfolios
SHORT SALES
-----------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

--------------------------------------------------------------------------------
                                                     TOTAL ADVISORY FEES AS % OF
PORTFOLIO                                            AVERAGE NET ASSETS
--------------------------------------------------------------------------------

Prudential Jennison                                           0.60
20/20 Focus                                                   0.75

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides investment advisory services for the value equity portion of the 20/20 Focus Portfolio. PIC's address is 751 Broad Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1999, Jennison had over $59 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PRUDENTIAL JENNISON PORTFOLIO

This Portfolio is managed by Messrs. Spiros "Sig" Segalas, CFS, Michael A. Del Balso, and Ms. Kathleen A. McCarragher, CFA, of Jennison since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the Prudential Jennison Portfolio and the 20/20 Focus Portfolio.

Mr. Del Balso, a director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1998 after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee.

20/20 FOCUS PORTFOLIO

Thomas R. Jackson, Managing Director of PIC, manages approximately 50% of the Portfolio's assets. Mr. Jackson joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. He is a member of the New York Society of Security Analysts.

Spiros Segalas, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio -- Class I and Class II. This prospectus relates only to Class II shares of the Portfolio. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share of both Portfolios is determined once a day -- at 4:15 p.m. New York time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for both Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

SHORT-TERM DEBT SECURITIES, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              PRUDENTIAL JENNISON
                                         --------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,                APRIL 25, 1995(d)(a)
                                         ----------------------------------------           TO
                                           1999       1998       1997      1996     DECEMBER 31, 1995
                                         ---------  ---------  --------  --------  --------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  23.91   $  17.73   $ 14.32   $ 12.55          $ 10.00
                                         --------   --------   -------   -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.05       0.04      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      9.88       6.56      4.48      1.78             2.54
                                         --------   --------   -------   -------          -------
    Total from investment operations...      9.93       6.60      4.52      1.80             2.56
                                         --------   --------   -------   -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.05)     (0.04)    (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.40)     (0.38)    (1.07)       --               --
                                         --------   --------   -------   -------          -------
    Total distributions................     (1.45)     (0.42)    (1.11)    (0.03)           (0.01)
                                         --------   --------   -------   -------          -------
Net Asset Value, end of period.........  $  32.39   $  23.91   $ 17.73   $ 14.32          $ 12.55
                                         ========   ========   =======   =======          =======
TOTAL INVESTMENT RETURN:(b)............     41.76%     37.46%    31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $2,770.7   $1,198.7    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.63%      0.63%     0.64%     0.66%            0.79%(c)
  Net investment income................      0.17%      0.20%     0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        58%        54%       60%       46%              37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of investment operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the PERIOD ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request.

                                            20/20 FOCUS
                                         -----------------
                                         MAY 3, 1999(C) TO
                                         DECEMBER 31, 1999
                                         -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...       $ 10.00
                                              -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................          0.02
Net realized and unrealized gains on
  investments..........................          1.88
                                              -------
    Total from investment operations...          1.90
                                              -------
LESS DISTRIBUTIONS:
Dividends from net investment income...         (0.02)
Dividends in excess of net investment
  income...............................            --(d)
Distributions from net realized
  gains................................            --(d)
                                              -------
    Total distributions................         (0.02)
                                              -------
Net Asset Value, end of period.........       $ 11.88
                                              =======
TOTAL INVESTMENT RETURN:(a)............         18.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................         $65.0
Ratios to average net assets:
  Expenses.............................          1.09%(b)
  Net investment income................          0.33%(b)
Portfolio turnover rate................            64%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(b) Annualized.

(c) Commencement of investment operations.

(d) Less than $0.005 per share.

FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623

THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------

                                                                  PROSPECTUS

                                                                  April 30, 2000

                          PRUDENTIAL JENNISON PORTFOLIO

            AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                                              [LOGO] PRUDENTIAL
                                                                     INVESTMENTS

TABLE OF CONTENTS

         1     RISK/RETURN SUMMARY

         1     Investment Objectives and Principal Strategies
         1     Principal Risks
         3     Evaluating Performance

         4     HOW THE PORTFOLIO INVESTS
         4     Investment Objectives and Policies

         5     OTHER INVESTMENTS AND STRATEGIES

         5     ADRs
         5     Convertible Debt and Convertible Preferred Stock
         5     Derivatives
         5     Forward Foreign Currency Exchange Contracts
         5     Futures
         5     Joint Repurchase Account
         6     Mortgage-related Securities
         6     Options
         6     Repurchase Agreements
         6     Short Sales
         6     Short Sales Against-the-Box
         6     When-issued and Delayed Delivery Securities

         8     INVESTMENT RISKS

        11     HOW THE FUND IS MANAGED

        11     Board of Directors
        11     Investment Adviser
        11     Investment Sub-Advisers
        11     Portfolio Managers

        12     HOW TO BUY AND SELL SHARES OF THE FUND

        12     Net Asset Value
        13     Distributor

        13     OTHER INFORMATION

        13     Federal Income Taxes
        13     European Monetary Union
        13     Monitoring for Possible Conflicts

       F-1     FINANCIAL HIGHLIGHTS

(For more information-- see back cover)

RISK/RETURN SUMMARY

This prospectus provides information about THE PRUDENTIAL JENNISON PORTFOLIO (the Portfolio), which is a separate portfolio of The Prudential Series Fund, Inc. (the Fund).

The Fund offers two classes of shares: Class I and Class II. This Prospectus relates only to Class II shares of the Portfolio. Class II shares are sold only to separate accounts of insurance companies other than The Prudential Insurance Company of America (Prudential) as an investment option under variable life insurance and variable annuity contracts (the Contracts). (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.)

The following section highlights key information about the Portfolio. Additional information follows this summary and is also provided in the Fund's Statement of Additional Information (SAI), which provides information with respect to all of the investment portfolios of the Fund, including the Prudential Jennison Portfolio.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The following summarizes the investment objective, principal strategies and principal risks for the Portfolio. We describe the terms "company risk," "foreign investment risk," and "market risk" in the section on Principal Risks below.

The Portfolio's investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of major, established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

      PRINCIPAL RISKS:
      O     COMPANY RISK
      O     FOREIGN INVESTMENT RISK
      O     MARKET RISK

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolio.

      COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.

      FOREIGN INVESTMENT RISK. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Foreign investment risk is comprised of the specific risks described below.

      FOREIGN MARKET RISK. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

      CURRENCY RISK. Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If the Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. In addition, certain hedging activities may cause the Portfolio to lose money and could reduce the amount of income available for distribution.

      POLITICAL DEVELOPMENTS. Political developments may adversely affect the value of the Portfolio's foreign securities.

      MARKET RISK. Common stocks are subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of large companies are more stable than the stock prices of smaller companies, but this is not always the case. Smaller companies often offer a smaller range of products and services than large companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

                                      * * *

      For more information about the risks associated with the Portfolios, see "How the Portfolio Invests--Investment Risks."

                                      * * *

--------------------------------------------------------------------------------
EVALUATING PERFORMANCE
--------------------------------------------------------------------------------

A number of factors--including risk--can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

Annual Returns* (Class I shares)

                           [REPRESENTATION OF CHART]

                        1996                      14.41%
                        1997                      31.71%
                        1998                      37.46%
                        1999                      41.76%

Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

* These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/99)
--------------------------------------------------------------------------------
                                                        SINCE
                                                        INCEPTION
                                1 YEAR                  (4/25/95)
                                ------                  ---------
Class I shares                  41.76%                  32.11%
Class II shares**                 n/a                     n/a
S&P 500***                      21.03%                  27.48%
Lipper Average****              31.48%                  25.81%
--------------------------------------------------------------------------------

* The Portfolio's returns are after deduction of expenses and do not include Contract charges.

** Class II shares of the Portfolio were offered beginning January 3, 2000, so they do not have a performance record as of December 31, 1999.

*** The Standard & Poor's 500 Stock Index (S&P 500)--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how stock prices have performed. These returns do not include the effect of any investment management expenses. These returns would be lower if they included the effect of these expenses. The "Since Inception" return reflects the closest calendar month-end return (4/30/95). Source: Lipper, Inc.

**** The Lipper Variable Insurance Products (VIP) Growth Average is calculated by Lipper Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. The "Since Inception" return reflects the closest calendar month-end return (4/30/95).
Source: Lipper, Inc.

HOW THE PORTFOLIO INVESTS

INVESTMENT OBJECTIVE AND POLICIES

We describe the Portfolio's investment objective and policies below. We describe certain investment instruments that appear in bold lettering below in the section entitled "Other Investments and Strategies." Although we make every effort to achieve each Portfolio's objective, we can't guarantee success. The Portfolio's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors can change investment policies that are not fundamental.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The investment objective of the Portfolio is to achieve LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

-------------------------------------------
INVESTMENT STRATEGY                            In pursuing our objective, we normally invest
We seek to invest in equity securities of      65% of the Portfolio's total assets in common
established companies with above-average       stocks and preferred stocks of companies with
growth prospects. We select stocks on a        capitalization in excess of $1 billion.
company-by-company basis using fundamental
analysis. In making our stock picks, we        For the balance of the Portfolio, we may invest
look for companies that have had growth in     in common stocks, preferred stocks and other
earnings and sales, high returns on equity     equity-related securities of companies that are
and assets or other strong financial           undergoing changes in management, product and/or
characteristics. Often, the companies we       marketing dynamics which we believe have not yet
choose have superior management, a unique      been reflected in reported earnings or
market niche or a strong new product.          recognized by investors.
-------------------------------------------

In addition, we may invest in debt securities and MORTGAGE-RELATED SECURITIES. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

The Portfolio may also invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In addition, up to 30% of the Portfolio's assets may be invested in foreign equity and equity-related securities. For these purposes, we do not consider American Depositary Receipts
(ADRS) as foreign securities.

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

We may also use alternative investment strategies--including DERIVATIVES--to try to improve the Portfolio's returns, protect its assets or for short-term cash management.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX.

The Portfolio may also enter into REPURCHASE AGREEMENTS. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC.

                                      * * *

The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Prudential Jennison Portfolio and the other Fund Portfolios. To obtain a copy, see the back cover page of this prospectus.

                                      * * *

OTHER INVESTMENTS AND STRATEGIES

As indicated in the description of the Portfolios above, we may use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.

ADRS are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.

CONVERTIBLE DEBT AND CONVERTIBLE PREFERRED STOCK--A convertible security is a security--for example, a bond or preferred stock--that may be converted into common stock of the same or different issuer. The convertible security sets the price, quantity of shares and time period in which it may be so converted. Convertible stock is senior to a company's common stock but is usually subordinated to debt obligations of the company. Convertible securities provide a steady stream of income which is generally at a higher rate than the income on the company's common stock but lower than the rate on the company's debt obligations. At the same time, they offer--through their conversion mechanism--the chance to participate in the capital appreciation of the underlying common stock. The price of a convertible security tends to increase and decrease with the market value of the underlying common stock.

DERIVATIVES--A derivative is an investment instrument that derives its price, performance, value, or cash flow from one or more underlying securities or other interests. Derivatives involve costs and can be volatile. With derivatives, the investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with a Portfolio's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy, or use any particular instrument. Any derivatives we use may not fully offset a Portfolio's underlying positions and this could result in losses to the Portfolio that would not otherwise have occurred.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

FUTURES--A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index. When a futures contract is entered into, each party deposits with a futures commission merchant (or in a segregated account) approximately 5% of the contract amount. This is known as the "initial margin." Every day during the futures contract, either the buyer or the futures commission merchant will make payments of "variation margin." In other words, if the value of the underlying security, index or interest rate increases, then the buyer will have to add to the margin account so that the account balance equals approximately 5% of the value of the contract on that day. The next day, the value of the underlying security, index or interest rate may decrease, in which case the borrower would receive money from the account equal to the amount by which the account balance exceeds 5% of the value of the contract on that day. A stock index futures contract is an agreement between the buyer and the seller of the contract to transfer an amount of cash equal to the daily variation margin of the contract. No physical delivery of the underlying stocks in the index is made.

JOINT REPURCHASE ACCOUNT--In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include collateralized mortgage obligations, multi-class pass through securities and stripped mortgage-backed securities. A collateralized mortgage-backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

OPTIONS--A call option on stock is a short-term contract that gives the option purchaser or "holder" the right to acquire a particular equity security for a specified price at any time during a specified period. For this right, the option purchaser pays the option seller a certain amount of money or "premium" which is set before the option contract is entered into. The seller or "writer" of the option is obligated to deliver the particular security if the option purchaser exercises the option. A put option on stock is a similar contract. In a put option, the option purchaser has the right to sell a particular security to the option seller for a specified price at any time during a specified period. In exchange for this right, the option purchaser pays the option seller a premium. Options on debt securities are similar to stock options except that the option holder has the right to acquire or sell a debt security rather than an equity security. Options on stock indexes are similar to options on stocks, except that instead of giving the option holder the right to receive or sell a stock, it gives the holder the right to receive an amount of cash if the closing level of the stock index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash the holder will receive is determined by multiplying the difference between the index's closing price and the option's exercise price, expressed in dollars, by a specified "multiplier". Unlike stock options, stock index options are always settled in cash, and gain or loss depends on price movements in the stock market generally (or a particular market segment, depending on the index) rather than the price movement of an individual stock.

REPURCHASE AGREEMENTS--In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio.

SHORT SALES--In a short sale, we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results.

SHORT SALES AGAINST-THE-BOX--A short sale against-the-box means the Portfolio owns securities identical to those sold short.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--With when-issued or delayed delivery securities, the delivery and payment can take place a month or more after the date of the transaction. A Portfolio will make commitments for when-issued transactions only with the intention of actually acquiring the securities. A Portfolio's custodian will maintain in a segregated account, liquid assets having a value equal to or greater than such commitments. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other security, incur a gain or loss.

                                      * * *

The Portfolio also follows certain policies when it borrows money (the Portfolio may borrow up to 5% of the value of its total assets); lends its securities; and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). If the Portfolio were to exceed this limit, the investment adviser would take prompt action to reduce the Portfolio's holdings in illiquid securities to no more than 15% of its net assets, as required by applicable law. The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.

====================================================================================================================================
  INVESTMENT TYPE     % OF ASSETS                        RISKS                                    POTENTIAL REWARDS
====================================================================================================================================
EQUITY AND           At least 65%        o  Individual stocks could lose value            o  Historically, stocks have outperformed
EQUITY-RELATED                                                                               other investments over the long term
SECURITIES                               o  The equity markets could go down, resulting
                                            in a decline in value of the Portfolio'       o  Generally, economic growth means higher
                                            investments                                      corporate profits, which lead to an
                                                                                             increase in stock prices, known as
                                         o  Changes in economic or political conditions,     capital appreciation
                                            both domestic and international, may result
                                            in a decline in value of the Portfolio's
                                            investments

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN              Up to 30%           o  Foreign markets, economies and political      o  Investors can participate in foreign
SECURITIES                                  systems may not be as stable as in the U.S.      markets and companies operating in
                                                                                             those markets
                                         o  Currency risk--changing values of foreign
                                            currencies can cause losses                   o  May profit from changing values of
                                                                                             foreign currencies
                                         o  May be less liquid than U.S. stocks and bonds
                                                                                          o  Opportunities for diversification
                                         o  Differences in foreign laws, accounting
                                            standards, public information, custody and
                                            settlement practices provide less reliable
                                            information on foreign investments and
                                            involve more risk
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
  INVESTMENT TYPE     % OF ASSETS                        RISKS                                    POTENTIAL REWARDS
====================================================================================================================================
DERIVATIVES          Percentage varies   o  Derivatives, such as futures, options and     o  The Portfolio could make money and
                                            foreign currency forward contracts that are      protect against losses if the
                                            used for hedging purposes                        investment analysis proves correct
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME         Up to 35%           o  The Portfolio's holdings, share price and     o  Regular interest income
OBLIGATIONS                                 total return may fluctuate in response to
                                            bond market movements                         o  High-quality debt obligations are
                                                                                             generally more secure than stocks since
                                         o  Credit risk--the risk that the default of an     companies must pay their debts before
                                            issuer would leave the Portfolio with            they pay dividends
                                            unpaid interest and/or principal. The lower
                                            a bond's quality, the higher its potential    o  Most bonds will rise in value when
                                            volatility                                       interest rates fall

                                         o  Market risk--the risk that the market value   o  Bonds have generally outperformed money
                                            of an investment may move up or down,            market instruments over the long term,
                                            sometimes rapidly or unpredictably. Market       with less risk than stocks
                                            risk may affect an industry, a sector, or
                                            the market as a whole                         o  Investment grade bonds have a lower
                                                                                             risk of default than junk bonds
                                         o  Interest rate risk--the risk that the value
                                            of most bonds will fall when interest rates
                                            rise. The longer a bond's maturity and the
                                            lower its credit quality, the more its
                                            value typically falls. It can lead to price
                                            volatility
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-RELATED     Up to 35%          o  Prepayment risk--the risk that the underlying  o  Regular interest income
SECURITIES                                 mortgage or other debt may be prepaid
                                           partially or completely, generally during      o  Pass-through instruments provide
                                           periods of falling interest rates, which          greater diversification than direct
                                           could adversely affect yield to maturity and      ownership of loans
                                           could require the Portfolio to reinvest in
                                           lower-yielding securities                      o  Certain mortgage-backed securities may
                                                                                             benefit from security interest in real
                                        o  Credit risk--the risk that the underlying         estate collateral
                                           mortgages will not be paid by debtors or by
                                           credit insurers or guarantors of such
                                           instruments. Some mortgage securities are
                                           unsecured or secured by lower-rated issuers
                                           or guarantors and thus may involve greater
                                           risk
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
  INVESTMENT TYPE     % OF ASSETS                        RISKS                                    POTENTIAL REWARDS
====================================================================================================================================
ILLIQUID SECURITIES  Up to 15% of       o  May be difficult to value precisely            o  May offer a more attractive yield or
                     net assets                                                              potential for growth than more widely
                                        o  May be difficult to sell at the time or price     traded securities
                                           desired
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET         Up to 100% on a    o  Limits potential for capital appreciation      o  May preserve the Portfolio's assets
INSTRUMENTS          temporary basis
                                        o  See credit risk and market risk
------------------------------------------------------------------------------------------------------------------------------------

HOW THE FUND IS MANAGED

BOARD OF DIRECTORS

The Board of Directors oversees the actions of the Investment Adviser, the sub-advisers and the Distributor and decides on general policies. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1999, Prudential had total assets under management of approximately $364 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit the conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The following chart lists the total investment advisory fees paid in 1999 as a percentage of the Portfolio's average net assets.

  ------------------------------------------------------------------------------
                                                     TOTAL ADVISORY FEES AS % OF
  PORTFOLIO                                          AVERAGE NET ASSETS
  ------------------------------------------------------------------------------

  Prudential Jennison                                         0.60

--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the assets for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1999, Jennison had over $59 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

The Portfolio has been managed by Messrs. Spiros "Sig" Segalas, Michael A. Del Balso, and Ms. Kathleen A. McCarragher, CFA, of Jennison since 1999. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the 20/20 Focus Portfolio.

Mr. Del Balso, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972 when he joined the firm from White, Weld & Company. Mr. Del Balso is a member of the New York Society of Security Analysts.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison in 1998 after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee.

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in the Portfolio -- Class I and Class II. This prospectus relates only to Class II shares of the Portfolio. Class I shares are sold only to separate accounts of Prudential as investment options under certain Contracts. Class II is offered only to separate accounts of non-Prudential insurance companies as investment options under certain of their Contracts.

The way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Both Class I and Class II shares of the Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class II shares, however, are subject to an annual distribution or "12b-1" fee of 0.25% and an administration fee of 0.15% of the average daily net assets of Class II. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each share class of the Portfolio is determined once a day -- at 4:15 p.m. New York time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for the Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale on that day, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

The Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

SHORT-TERM DEBT SECURITIES, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks, with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).

SHORT-TERM DEBT SECURITIES with remaining maturities of 60 days or less are valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of Prudential or a sub-adviser, does not represent fair value.

CONVERTIBLE DEBT SECURITIES that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by Prudential or a sub-adviser to be over-the-counter, are valued at the mean between the last bid and asked prices provided by a principal market maker (if available, otherwise a primary market dealer).

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

FORWARD CURRENCY EXCHANGE CONTRACTS are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

OVER-THE-COUNTER (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A sub-adviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 covering Class II shares. Under that plan, Class II of each Portfolio pays to PIMS a distribution or "12b-1" fee at the annual rate of 0.25% of the average daily net assets of Class II. This fee pays for distribution services for Class II shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment in Class II shares and may cost you more than paying other types of sales charges. These 12b-1 fees do not apply to Class I.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

EUROPEAN MONETARY UNION

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Fund will treat the euro as a separate currency from that of any participating state. The conversion may adversely affect the Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Fund's service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the FOUR YEARS ENDED DECEMBER 31, 1999 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              PRUDENTIAL JENNISON
                                         --------------------------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,                APRIL 25, 1995(d)(a)
                                         ----------------------------------------           TO
                                           1999       1998       1997      1996     DECEMBER 31, 1995
                                         ---------  ---------  --------  --------  --------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...  $  23.91   $  17.73   $ 14.32   $ 12.55          $ 10.00
                                         --------   --------   -------   -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.05       0.04      0.04      0.02             0.02
Net realized and unrealized gains on
  investments..........................      9.88       6.56      4.48      1.78             2.54
                                         --------   --------   -------   -------          -------
    Total from investment operations...      9.93       6.60      4.52      1.80             2.56
                                         --------   --------   -------   -------          -------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.05)     (0.04)    (0.04)    (0.03)           (0.01)
Distributions from net realized
  gains................................     (1.40)     (0.38)    (1.07)       --               --
                                         --------   --------   -------   -------          -------
    Total distributions................     (1.45)     (0.42)    (1.11)    (0.03)           (0.01)
                                         --------   --------   -------   -------          -------
Net Asset Value, end of period.........  $  32.39   $  23.91   $ 17.73   $ 14.32          $ 12.55
                                         ========   ========   =======   =======          =======
TOTAL INVESTMENT RETURN:(b)............     41.76%     37.46%    31.71%    14.41%           24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................  $2,770.7   $1,198.7    $495.9    $226.5            $63.1
Ratios to average net assets:
  Expenses.............................      0.63%      0.63%     0.64%     0.66%            0.79%(c)
  Net investment income................      0.17%      0.20%     0.25%     0.20%            0.15%(c)
Portfolio turnover rate................        58%        54%       60%       46%              37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized

(d) Commencement of investment operations.


                                      F-1


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FOR MORE INFORMATION

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

To obtain these documents or to ask any questions about the Fund:

      Call toll-free (800) 778-2255

      Write to The Prudential Series Fund, Inc., 751 BROAD STREET, NEWARK, NJ 07102-3777

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

(The SEC charges a fee to copy documents.)

IN PERSON:

Public Reference Room
in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET:

on the EDGAR Database at
http://www.sec.gov

SEC File No. 811-03623